UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Funds II
  John Hancock Equity Income Fund
  John Hancock Fundamental Global Franchise Fund
  John Hancock Global Equity Fund
  John Hancock International Small Company Fund
  John Hancock New Opportunities Fund

John Hancock New Opportunities Fund
Class 1/JISOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class 1/JISOX)	$95	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class 1/JISOX) returned 12.10% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class 1/JISOX)	12.10%	9.99%	7.19%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-1
8/24
10/24

John Hancock New Opportunities Fund
Class A/JASOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class A/JASOX)	$128	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class A/JASOX) returned 11.74% (excluding sales charges) for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class A/JASOX)	6.15%	8.52%	6.31%
New Opportunities Fund (Class A/JASOX)—excluding sales charge	11.74%	9.64%	6.86%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-A
8/24
10/24

John Hancock New Opportunities Fund
Class C/JBSOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class C/JBSOX)	$207	1.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class C/JBSOX) returned 10.87% (excluding sales charges) for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class C/JBSOX)	9.87%	8.82%	6.14%
New Opportunities Fund (Class C/JBSOX)—excluding sales charge	10.87%	8.82%	6.14%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-C
8/24
10/24

John Hancock New Opportunities Fund
Class I/JHSOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class I/JHSOX)	$102	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class I/JHSOX) returned 12.02% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class I/JHSOX)	12.02%	9.92%	7.13%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-I
8/24
10/24

John Hancock New Opportunities Fund
Class R2/JSSOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R2/JSSOX)	$135	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class R2/JSSOX) returned 11.69% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R2/JSSOX)	11.69%	9.61%	6.90%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R2 shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-R2
8/24
10/24

John Hancock New Opportunities Fund
Class R4/JUSOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R4/JUSOX)	$109	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class R4/JUSOX) returned 11.94% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R4/JUSOX)	11.94%	9.85%	7.07%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-R4
8/24
10/24

John Hancock New Opportunities Fund
Class R6/JWSOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R6/JWSOX)	$90	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
New Opportunities Fund (Class R6/JWSOX) returned 12.13% for the year ended August 31, 2024. Small-cap U.S. equities posted a strong, double-digit return in the annual period, as investor sentiment was boosted by positive economic growth, stable corporate earnings, and expectations the U.S. Federal Reserve would adopt a more accommodative interest-rate policy.
TOP PERFORMANCE CONTRIBUTORS
Health care | Holdings in the sector made the largest contribution to absolute performance, led by biopharmaceutical stocks. Insmed Corp., Crinetics Pharmaceuticals, Inc., and Intra-Cellular Therapies, Inc. announced favorable trial results while Vericel Corp., Halozyme Therapeutics, Inc., and Ultragenyx Pharmaceuticals, Inc., reported robust product sales.
Financials | The investment banking firms PJT Partners, Inc. and Houlihan Lokey, Inc. benefited from robust restructuring advisory revenues. The regional banks Pinnacle Financial Partners, Inc. and Ameris Bancorp were boosted by solid credit quality and anticipated net interest income growth.
Materials, industrials, and real estate | Holdings in these sectors also made meaningful contributions to performance.

TOP PERFORMANCE DETRACTORS
Energy | The sector posted a negative absolute return, with falling oil prices leading to weakness in Matador Resources Co. and ChampionX Corp.
Downturns in specific holdings | Outside of energy, key detractors included Atkore, Inc. (sold), Fox Factory Holding Corp., Flywire Corp., Paycore HCM, Inc. (sold) and Shoals Technology Group, Inc.

The views expressed in this report are exclusively those of the portfolio management team at GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
New Opportunities Fund (Class R6/JWSOX)	12.13%	10.03%	7.23%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,385,044
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,080,392
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.9%
SPX Technologies, Inc.	2.8%
Intapp, Inc.	2.4%
Novanta, Inc.	2.4%
PJT Partners, Inc., Class A	2.3%
Grand Canyon Education, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
TopBuild Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Appfolio, Inc., Class A	1.8%

Sector Composition
Health care	28.0%
Information technology	19.3%
Industrials	18.5%
Consumer discretionary	11.0%
Financials	8.9%
Energy	5.7%
Materials	4.4%
Real estate	2.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827226

452A-R6
8/24
10/24

John Hancock International Small Company Fund
Class A/JISAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class A/JISAX)	$143	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Fund (Class A/JISAX) returned 15.35% (excluding sales charges) for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure

TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class A/JISAX)	9.61%	6.30%	4.00%
International Small Company Fund (Class A/JISAX)—excluding sales charge	15.35%	7.40%	4.54%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827221

424A-A
8/24
10/24

John Hancock International Small Company Fund
Class C/JISDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class C/JISDX)	$218	2.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Fund (Class C/JISDX) returned 14.67% (excluding sales charges) for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure

TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class C/JISDX)	13.67%	6.63%	3.77%
International Small Company Fund (Class C/JISDX)—excluding sales charge	14.67%	6.63%	3.77%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827221

424A-C
8/24
10/24

John Hancock International Small Company Fund
Class I/JSCIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class I/JSCIX)	$111	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Fund (Class I/JSCIX) returned 15.68% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure

TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class I/JSCIX)	15.68%	7.68%	4.83%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827221

424A-I
8/24
10/24

John Hancock International Small Company Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class NAV)	$98	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Fund (Class NAV) returned 15.90% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure

TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class NAV)	15.90%	7.82%	4.95%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827221

424A-NAV
8/24
10/24

John Hancock International Small Company Fund
Class R6/JHSMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class R6/JHSMX)	$99	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Fund (Class R6/JHSMX) returned 16.19% for the year ended August 31, 2024. In U.S. dollar terms, developed small-cap markets outside the U.S. lagged their small-cap counterparts in the U.S. and among emerging markets. Meanwhile, global small-cap stocks meaningfully underperformed their global large-cap counterparts.
TOP PERFORMANCE CONTRIBUTORS
The industrials sector | The fund’s allocation to the industrials sector contributed positively to the fund’s performance.
The financials sector | Positioning among the fund’s financials stocks further added to the performance of the fund.
On a country level, the fund's positioning in Japan and the United Kingdom contributed to the fund's return. | Country exposure

TOP PERFORMANCE DETRACTORS
Germany | The fund’s positioning in Germany detracted from the fund’s result.
France | On a country level, the fund’s allocation to France also hampered the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Fund (Class R6/JHSMX)	16.19%	7.88%	4.98%
MSCI World ex-USA Index	19.45%	8.72%	5.12%
MSCI World ex-USA Small Cap Index	14.76%	6.82%	5.05%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,957,666
Total number of portfolio holdings	3,630
Total advisory fees paid (net)	$4,450,040
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Swiss Prime Site AG	0.4%
Celestica, Inc.	0.4%
PSP Swiss Property AG	0.3%
Vistry Group PLC	0.3%
Georg Fischer AG	0.3%
LEG Immobilien SE	0.3%
Belimo Holding AG	0.3%
Zealand Pharma A/S	0.3%
GEA Group AG	0.3%

Sector Composition
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827221

424A-R6
8/24
10/24

John Hancock Global Equity Fund
Class A/JHGEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$144	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 21.27% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	15.23%	9.63%	7.31%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	21.27%	10.75%	7.86%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-A
8/24
10/24

John Hancock Global Equity Fund
Class C/JGECX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$220	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 20.37% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	19.37%	9.98%	7.15%
Global Equity Fund (Class C/JGECX)—excluding sales charge	20.37%	9.98%	7.15%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-C
8/24
10/24

John Hancock Global Equity Fund
Class I/JGEFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$111	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 21.58% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	21.58%	11.08%	8.16%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-I
8/24
10/24

John Hancock Global Equity Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$99	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 21.71% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	21.71%	11.21%	8.30%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-NAV
8/24
10/24

John Hancock Global Equity Fund
Class R2/JGERX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$154	1.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 21.22% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	21.22%	10.65%	7.81%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R2 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-R2
8/24
10/24

John Hancock Global Equity Fund
Class R4/JGETX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$119	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 21.56% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	21.56%	11.02%	8.11%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-R4
8/24
10/24

John Hancock Global Equity Fund
Class R6/JGEMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$99	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 21.72% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was one of the fund's largest weightings and was the top-performing sector.
Microsoft Corp. | The technology giant benefited from strong growth for its Azure cloud computing services and AI-related Copilot products.
Sumitomo Mitsui Financial Group, Inc. | Strong results, higher earnings guidance, and increased expectations for rising Japanese interest rates boosted the stock of this Japanese financial services provider.

TOP PERFORMANCE DETRACTORS
Cisco Systems, Inc. | The networking products company lowered revenue guidance and entered into an inventory correction cycle, which weighed on the stock.
FMC Corp. | Distorted global weather patterns and high inventory levels reduced demand for the company’s crop protection products.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	21.72%	11.18%	8.26%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$598,866,208
Total number of portfolio holdings	60
Total advisory fees paid (net)	$4,628,183
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
Philip Morris International, Inc.	3.3%
Samsung Electronics Company, Ltd.	3.1%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.9%
Alphabet, Inc., Class A	2.8%
CRH PLC (London Stock Exchange)	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.1%
FANUC Corp.	2.1%

Sector Composition
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF 3827215

425A-R6
8/24
10/24

John Hancock Fundamental Global Franchise Fund
Class A/JFGAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class A/JFGAX)	$145	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class A/JFGAX) returned 17.89% (excluding sales charges) for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.

TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class A/JFGAX)	11.96%	7.41%	8.33%
Fundamental Global Franchise Fund (Class A/JFGAX)—excluding sales charge	17.89%	8.52%	8.89%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827204

398A-A
8/24
10/24

John Hancock Fundamental Global Franchise Fund
Class I/JFGIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class I/JFGIX)	$112	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class I/JFGIX) returned 18.26% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.

TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class I/JFGIX)	18.26%	8.85%	9.23%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827204

398A-I
8/24
10/24

John Hancock Fundamental Global Franchise Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class NAV)	$100	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class NAV) returned 18.44% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.

TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class NAV)	18.44%	8.98%	9.36%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827204

398A-NAV
8/24
10/24

John Hancock Fundamental Global Franchise Fund
Class R6/JFGFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class R6/JFGFX)	$100	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Global Franchise Fund (Class R6/JFGFX) returned 18.43% for the year ended August 31, 2024. A resilient U.S. economy, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | Investments in the information technology sector boosted the fund’s return. A sizable stake in semiconductor maker Taiwan Semiconductor Manufacturing Company Ltd., a leading producer of AI chips, helped most.
Consumer Staples | The consumer staples sector also stood out to the upside. Shares of discount retailer Walmart Inc. posted a steep gain.
Consumer Discretionary | Consumer discretionary stocks further contributed. Standouts here were e-commerce giant Amazon.com, Inc. and Italy-based luxury car company Ferrari NV.

TOP PERFORMANCE DETRACTORS
Health Care | Investments in health care slightly detracted from performance. Individual detractors included biopharmaceuticals stock Moderna, Inc., which sank due to waning uptake for COVID-19 vaccines.
Communication Services | Investments in communication services also minimally detracted from performance. Media conglomerates Comcast Corp. and Warner Bros. Discovery, Inc. were among the fund’s weakest performers.
Consumer Discretionary | Certain consumer discretionary stocks notably detracted. They included Italy-based luxury goods company Salvatore Ferragamo s.P.a., which is in the midst of a prolonged turnaround.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Global Franchise Fund (Class R6/JFGFX)	18.43%	8.98%	9.23%
MSCI World Index	24.43%	13.11%	9.57%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$250,521,478
Total number of portfolio holdings	37
Total advisory fees paid (net)	$2,064,508
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	6.8%
eBay, Inc.	5.9%
Danone SA	5.2%
Walmart, Inc.	5.1%
Anheuser-Busch InBev SA/NV	5.0%
EXOR NV	4.6%
Oracle Corp.	4.2%
Liberty Media Corp.-Liberty Formula One, Series A	4.0%
Heineken Holding NV	3.8%
Comcast Corp., Class A	3.3%

Sector Composition
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827204

398A-R6
8/24
10/24

John Hancock Equity Income Fund
Class 1/JIEMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$83	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 22.06% for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	22.06%	11.18%	8.55%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827180

458A-1
8/24
10/24

John Hancock Equity Income Fund
Class A/JHEIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$123	1.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 21.58% (excluding sales charges) for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	15.52%	9.64%	7.64%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	21.58%	10.77%	8.19%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827180

458A-A
8/24
10/24

John Hancock Equity Income Fund
Class C/JHERX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$200	1.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 20.72% (excluding sales charges) for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	19.72%	10.00%	7.47%
Equity Income Fund (Class C/JHERX)—excluding sales charge	20.72%	10.00%	7.47%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827180

458A-C
8/24
10/24

John Hancock Equity Income Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class NAV)	$78	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class NAV) returned 22.17% for the year ended August 31, 2024. Equities delivered robust gains in the annual period, as investors reacted favorably to positive news surrounding economic growth, corporate earnings, and U.S. Federal Reserve policy. The value style lagged the broader market at a time in which investors displayed a clear preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s holdings in the sector made the largest contribution to absolute performance thanks to the combination of their strong returns and sizable portfolio weighting. Among individual positions, key contributors included Wells Fargo & Company and the insurers Chubb Corp. and American International Group, Inc.
Industrials | Holdings in aerospace/defense and rail stocks helped drive robust performance for this portion of the portfolio.
Information technology | This was another area of strength for the fund, led by Microsoft Corp. and the semiconductor companies QUALCOMM, Inc., Applied Materials, Inc., and Texas Instruments, Inc.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Holdings in the sector lost ground in the aggregate, with the weakest returns coming from Las Vegas Sands Corp. and Porsche AG.
Stocks hurt by company-specific issues | Boeing Co., Dollar General Corp., and Intel Corp., all of which were pressured by negative headlines, were among the fund’s ten largest individual detractors.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class NAV)	22.17%	11.24%	8.61%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Value Index	21.15%	11.16%	8.85%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,761,669,985
Total number of portfolio holdings	122
Total advisory fees paid (net)	$10,868,624
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.6%
The Southern Company	2.2%
Wells Fargo & Company	2.1%
TotalEnergies SE	2.1%
Chubb, Ltd.	2.1%
Qualcomm, Inc.	2.0%
MetLife, Inc.	2.0%
American International Group, Inc.	1.9%
General Electric Company	1.9%
L3Harris Technologies, Inc.	1.8%

Sector Composition
Financials	21.8%
Health care	17.2%
Industrials	12.8%
Information technology	9.2%
Consumer staples	9.2%
Energy	8.9%
Utilities	6.4%
Real estate	4.3%
Communication services	3.7%
Materials	3.1%
Consumer discretionary	2.9%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827180

458A-NAV
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $246,958 and $240,089 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $3,815 and $3,063 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $0 and $5,446 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $867,185 for the fiscal year ended August 31, 2024 and $1,424,363 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Funds II

  John Hancock Equity Income Fund

  John Hancock Fundamental Global Franchise Fund

  John Hancock Global Equity Fund

  John Hancock International Small Company Fund

  John Hancock New Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Equity Income Fund
U.S. equity
August 31, 2024

John Hancock
Equity Income Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
15	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EQUITY INCOME FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.4%		$1,732,867,107
(Cost $1,109,030,752)
Communication services 3.7%		64,911,398
Diversified telecommunication services 0.4%
AT&T, Inc.	90,999	1,810,880
Verizon Communications, Inc.	137,341	5,738,107
Entertainment 1.0%
The Walt Disney Company	185,322	16,749,402
Media 2.3%
Comcast Corp., Class A	266,543	10,547,107
News Corp., Class A	1,014,124	28,730,133
News Corp., Class B	45,388	1,335,769
Consumer discretionary 2.0%		35,016,325
Broadline retail 0.3%
Kohl’s Corp.	270,990	5,254,496
Hotels, restaurants and leisure 0.8%
Las Vegas Sands Corp.	384,885	15,006,666
Leisure products 0.5%
Mattel, Inc. (A)	437,346	8,300,827
Specialty retail 0.4%
The Home Depot, Inc.	1,400	515,900
The TJX Companies, Inc.	50,639	5,938,436
Consumer staples 9.2%		161,560,252
Consumer staples distribution and retail 1.4%
Dollar General Corp.	58,300	4,837,151
Walmart, Inc.	263,293	20,334,118
Food products 1.9%
Conagra Brands, Inc.	509,623	15,900,238
Mondelez International, Inc., Class A	24,576	1,764,803
Tyson Foods, Inc., Class A	252,184	16,217,953
Household products 2.5%
Colgate-Palmolive Company	125,399	13,354,994
Kimberly-Clark Corp.	204,954	29,648,646
Personal care products 1.6%
Kenvue, Inc.	1,288,451	28,281,499
Tobacco 1.8%
Philip Morris International, Inc.	253,231	31,220,850
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	2

	Shares	Value
Energy 8.9%		$156,201,180
Energy equipment and services 0.5%
Baker Hughes Company	234,300	8,240,331
Oil, gas and consumable fuels 8.4%
Chesapeake Energy Corp. (B)	18,790	1,399,667
Chevron Corp.	21,656	3,204,005
ConocoPhillips	55,900	6,360,861
Enbridge, Inc.	195,357	7,849,444
EOG Resources, Inc.	79,445	10,234,105
EQT Corp.	289,371	9,696,822
Exxon Mobil Corp.	246,264	29,044,376
Hess Corp.	28,697	3,961,908
Marathon Oil Corp.	273,400	7,832,910
Suncor Energy, Inc.	330,300	13,390,362
TC Energy Corp.	182,923	8,476,652
The Williams Companies, Inc.	203,582	9,317,948
TotalEnergies SE	540,643	37,191,789
Financials 21.8%		383,933,642
Banks 8.6%
Bank of America Corp.	225,310	9,181,383
Citigroup, Inc.	370,837	23,229,230
Fifth Third Bancorp	385,914	16,474,669
Huntington Bancshares, Inc.	1,437,754	21,523,177
JPMorgan Chase & Co.	116,309	26,146,263
U.S. Bancorp	373,286	17,630,298
Wells Fargo & Company	641,123	37,486,462
Capital markets 2.0%
Morgan Stanley	52,847	5,475,478
The Bank of New York Mellon Corp.	43,569	2,972,277
The Charles Schwab Corp.	390,551	25,424,870
The Goldman Sachs Group, Inc.	1,998	1,019,480
Financial services 2.7%
Apollo Global Management, Inc.	36,391	4,211,530
Equitable Holdings, Inc.	579,855	24,655,435
Fiserv, Inc. (A)	109,198	19,065,971
Insurance 8.5%
American International Group, Inc.	440,334	33,927,735
Chubb, Ltd.	127,484	36,228,403
Loews Corp.	225,847	18,505,903
MetLife, Inc.	455,908	35,323,752
The Hartford Financial Services Group, Inc.	219,219	25,451,326
3	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 17.2%		$303,123,031
Biotechnology 0.6%
AbbVie, Inc.	27,480	5,394,599
Biogen, Inc. (A)	24,977	5,114,291
Health care equipment and supplies 4.5%
Becton, Dickinson and Company	125,797	30,494,451
GE HealthCare Technologies, Inc.	58,388	4,952,470
Medtronic PLC	195,213	17,291,968
Zimmer Biomet Holdings, Inc.	239,028	27,598,173
Health care providers and services 7.0%
Cardinal Health, Inc.	23,184	2,613,300
Centene Corp. (A)	35,153	2,771,111
CVS Health Corp.	296,414	16,966,737
Elevance Health, Inc.	83,656	46,587,190
Humana, Inc.	9,100	3,225,677
The Cigna Group	57,388	20,763,552
UnitedHealth Group, Inc.	50,818	29,992,784
Pharmaceuticals 5.1%
AstraZeneca PLC, ADR	194,241	17,019,396
Bristol-Myers Squibb Company	200,600	10,019,970
Johnson & Johnson	127,539	21,153,619
Merck & Company, Inc.	45,301	5,365,903
Pfizer, Inc.	286,094	8,299,587
Sanofi SA	128,593	14,433,032
Viatris, Inc.	1,081,558	13,065,221
Industrials 12.8%		226,363,756
Aerospace and defense 4.7%
General Electric Company	189,787	33,140,606
L3Harris Technologies, Inc.	136,051	32,199,190
The Boeing Company (A)	103,570	17,994,252
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	133,557	17,168,752
Commercial services and supplies 0.3%
Stericycle, Inc. (A)	86,425	5,121,546
Electrical equipment 0.8%
GE Vernova, Inc. (A)	58,283	11,714,883
Rockwell Automation, Inc.	11,100	3,019,533
Ground transportation 1.2%
CSX Corp.	184,700	6,329,669
Norfolk Southern Corp.	40,556	10,388,825
Union Pacific Corp.	15,436	3,953,005
Industrial conglomerates 1.9%
3M Company	45,415	6,116,946
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	4

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	25,100	$5,218,541
Siemens AG	115,077	21,646,613
Siemens AG, ADR	1	94
Machinery 2.1%
Cummins, Inc.	34,215	10,704,163
Stanley Black & Decker, Inc.	263,904	27,013,213
Passenger airlines 0.8%
Southwest Airlines Company	506,014	14,633,925
Information technology 9.2%		161,990,363
Communications equipment 0.3%
Cisco Systems, Inc.	100,167	5,062,440
Electronic equipment, instruments and components 0.9%
TE Connectivity, Ltd.	109,240	16,779,264
IT services 0.8%
Accenture PLC, Class A	40,455	13,833,587
Semiconductors and semiconductor equipment 4.6%
Advanced Micro Devices, Inc. (A)	16,400	2,436,384
Applied Materials, Inc.	95,254	18,789,804
Intel Corp.	254,200	5,602,568
Qualcomm, Inc.	203,655	35,700,722
Texas Instruments, Inc.	83,689	17,937,900
Software 1.6%
Microsoft Corp.	61,138	25,503,105
Salesforce, Inc.	10,600	2,680,740
Technology hardware, storage and peripherals 1.0%
Samsung Electronics Company, Ltd.	318,048	17,663,849
Materials 3.1%		55,437,720
Chemicals 1.6%
CF Industries Holdings, Inc.	352,014	29,248,843
Containers and packaging 1.5%
International Paper Company	540,869	26,188,877
Real estate 4.3%		75,010,057
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	189,800	9,664,616
Office REITs 0.1%
Vornado Realty Trust	26,846	922,697
Residential REITs 1.5%
Equity Residential	362,631	27,153,809
5	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Specialized REITs 2.1%
Rayonier, Inc.	404,572	$12,464,863
Weyerhaeuser Company	813,515	24,804,072
Utilities 6.2%		109,319,383
Electric utilities 3.0%
NextEra Energy, Inc.	154,804	12,463,270
PG&E Corp.	147,400	2,903,780
The Southern Company	446,460	38,574,144
Gas utilities 0.1%
Atmos Energy Corp.	8,700	1,137,438
Multi-utilities 3.1%
Ameren Corp.	205,576	16,962,076
Dominion Energy, Inc.	349,580	19,541,522
NiSource, Inc.	130,250	4,306,065

Sempra	163,435	13,431,088
Preferred securities 1.1%		$19,357,784
(Cost $22,774,178)
Consumer discretionary 0.9%		16,070,432
Automobiles 0.9%
Dr. Ing. h.c. F. Porsche AG (B)(C)	105,400	8,266,458
Volkswagen AG, ADR	736,224	7,803,974
Utilities 0.2%		3,287,352
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (B)	72,955	3,287,352

	Yield (%)	Shares	Value
Short-term investments 0.9%			$16,477,020
(Cost $16,474,997)
Short-term funds 0.9%			16,477,020
John Hancock Collateral Trust (D)	5.2747(E)	640,444	6,404,184
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2300(E)	1,506,865	1,506,865
T. Rowe Price Government Reserve Fund	5.3251(E)	8,565,971	8,565,971

Total investments (Cost $1,148,279,927) 100.4%	$1,768,701,911
Other assets and liabilities, net (0.4%)	(7,031,926)
Total net assets 100.0%	$1,761,669,985

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	6

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $1,159,869,658. Net unrealized appreciation aggregated to $608,832,253, of which $631,197,179 related to gross unrealized appreciation and $22,364,926 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	87.4%
France	2.9%
Germany	2.1%
Switzerland	2.1%
Ireland	1.8%
Canada	1.7%
South Korea	1.0%
United Kingdom	1.0%
TOTAL	100.0%
7	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $1,141,877,766) including $6,207,016 of securities loaned	$1,762,297,727
Affiliated investments, at value (Cost $6,402,161)	6,404,184
Total investments, at value (Cost $1,148,279,927)	1,768,701,911
Dividends and interest receivable	3,890,139
Receivable for fund shares sold	173,551
Receivable for investments sold	67,280
Receivable for securities lending income	2,482
Other assets	76,865
Total assets	1,772,912,228
Liabilities
Payable for investments purchased	87,102
Payable for fund shares repurchased	4,491,942
Payable upon return of securities loaned	6,403,648
Payable to affiliates
Accounting and legal services fees	55,510
Transfer agent fees	14,521
Trustees’ fees	1,630
Other liabilities and accrued expenses	187,890
Total liabilities	11,242,243
Net assets	$1,761,669,985
Net assets consist of
Paid-in capital	$1,025,359,390
Total distributable earnings (loss)	736,310,595
Net assets	$1,761,669,985

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($159,436,820 ÷ 7,558,962 shares)[1]	$21.09
Class C ($1,320,503 ÷ 62,373 shares)[1]	$21.17
Class 1 ($188,917,823 ÷ 8,945,557 shares)	$21.12
Class NAV ($1,411,994,839 ÷ 66,994,683 shares)	$21.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	8

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$44,976,554
Interest	2,674
Securities lending	152,329
Other income	2,942
Less foreign taxes withheld	(1,032,450)
Total investment income	44,102,049
Expenses
Investment management fees	11,381,639
Distribution and service fees	540,659
Accounting and legal services fees	335,319
Transfer agent fees	171,285
Trustees’ fees	38,807
Custodian fees	203,843
State registration fees	44,586
Printing and postage	25,208
Professional fees	107,451
Other	58,233
Total expenses	12,907,030
Less expense reductions	(513,015)
Net expenses	12,394,015
Net investment income	31,708,034
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	140,819,343
Affiliated investments	439
140,819,782
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	160,637,601
Affiliated investments	145
160,637,746
Net realized and unrealized gain	301,457,528
Increase in net assets from operations	$333,165,562
9	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$31,708,034	$37,517,173
Net realized gain	140,819,782	87,386,012
Change in net unrealized appreciation (depreciation)	160,637,746	(41,447,639)
Increase in net assets resulting from operations	333,165,562	83,455,546
Distributions to shareholders
From earnings
Class A	(10,235,601)	(13,519,984)
Class C	(105,371)	(228,043)
Class 1	(13,291,486)	(19,587,976)
Class NAV	(102,092,493)	(153,887,688)
Total distributions	(125,724,951)	(187,223,691)
From fund share transactions	(169,436,775)	30,082,430
Total increase (decrease)	38,003,836	(73,685,715)
Net assets
Beginning of year	1,723,666,149	1,797,351,864
End of year	$1,761,669,985	$1,723,666,149
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	10

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.66	$19.93	$22.20	$16.28	$18.31
Net investment income[1]	0.29	0.33	0.27	0.27	0.33
Net realized and unrealized gain (loss) on investments	3.54	0.46	(0.64)	6.06	(0.90)
Total from investment operations	3.83	0.79	(0.37)	6.33	(0.57)
Less distributions
From net investment income	(0.30)	(0.35)	(0.27)	(0.30)	(0.38)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.40)	(2.06)	(1.90)	(0.41)	(1.46)
Net asset value, end of period	$21.09	$18.66	$19.93	$22.20	$16.28
Total return (%)[2,3]	21.58	4.35	(1.91)	39.49	(3.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$159	$140	$121	$90	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.16	1.14	1.14	1.17
Expenses including reductions	1.11	1.13	1.11	1.11	1.14
Net investment income	1.52	1.76	1.29	1.36	1.99
Portfolio turnover (%)	22	19	15	22	31

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.73	$19.99	$22.25	$16.32	$18.34
Net investment income[1]	0.16	0.20	0.12	0.14	0.22
Net realized and unrealized gain (loss) on investments	3.55	0.46	(0.63)	6.07	(0.90)
Total from investment operations	3.71	0.66	(0.51)	6.21	(0.68)
Less distributions
From net investment income	(0.17)	(0.21)	(0.12)	(0.17)	(0.26)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.27)	(1.92)	(1.75)	(0.28)	(1.34)
Net asset value, end of period	$21.17	$18.73	$19.99	$22.25	$16.32
Total return (%)[2,3]	20.72	3.63	(2.56)	38.50	(4.60)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.86	1.84	1.84	1.87
Expenses including reductions	1.81	1.83	1.81	1.81	1.84
Net investment income	0.82	1.07	0.58	0.69	1.28
Portfolio turnover (%)	22	19	15	22	31

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	12

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.68	$19.96	$22.22	$16.30	$18.33
Net investment income[1]	0.36	0.40	0.35	0.34	0.40
Net realized and unrealized gain (loss) on investments	3.55	0.45	(0.63)	6.06	(0.91)
Total from investment operations	3.91	0.85	(0.28)	6.40	(0.51)
Less distributions
From net investment income	(0.37)	(0.42)	(0.35)	(0.37)	(0.44)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.47)	(2.13)	(1.98)	(0.48)	(1.52)
Net asset value, end of period	$21.12	$18.68	$19.96	$22.22	$16.30
Total return (%)[2]	22.06	4.70	(1.48)	39.95	(3.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$189	$174	$186	$194	$160
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.77	0.77	0.79
Expenses including reductions	0.75	0.76	0.74	0.74	0.76
Net investment income	1.89	2.12	1.65	1.74	2.35
Portfolio turnover (%)	22	19	15	22	31

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.64	$19.92	$22.19	$16.28	$18.31
Net investment income[1]	0.37	0.41	0.36	0.35	0.41
Net realized and unrealized gain (loss) on investments	3.55	0.45	(0.64)	6.05	(0.91)
Total from investment operations	3.92	0.86	(0.28)	6.40	(0.50)
Less distributions
From net investment income	(0.38)	(0.43)	(0.36)	(0.38)	(0.45)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.48)	(2.14)	(1.99)	(0.49)	(1.53)
Net asset value, end of period	$21.08	$18.64	$19.92	$22.19	$16.28
Total return (%)[2]	22.17	4.77	(1.49)	40.01	(3.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,412	$1,407	$1,488	$1,968	$1,664
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	0.74	0.72	0.72	0.74
Expenses including reductions	0.70	0.71	0.69	0.69	0.71
Net investment income	1.93	2.17	1.69	1.79	2.41
Portfolio turnover (%)	22	19	15	22	31

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Equity Income Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$64,911,398	$64,911,398	—	—
Consumer discretionary	35,016,325	35,016,325	—	—
Consumer staples	161,560,252	161,560,252	—	—
Energy	156,201,180	119,009,391	$37,191,789	—
Financials	383,933,642	383,933,642	—	—
Health care	303,123,031	288,689,999	14,433,032	—
Industrials	226,363,756	204,717,143	21,646,613	—
Information technology	161,990,363	144,326,514	17,663,849	—
Materials	55,437,720	55,437,720	—	—
Real estate	75,010,057	75,010,057	—	—
Utilities	109,319,383	109,319,383	—	—
Preferred securities
Consumer discretionary	16,070,432	7,803,974	8,266,458	—
Utilities	3,287,352	3,287,352	—	—
Short-term investments	16,477,020	16,477,020	—	—
Total investments in securities	$1,768,701,911	$1,669,500,170	$99,201,741	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK Equity Income Fund	16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $6,207,016 and received $6,403,648 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
17	JOHN HANCOCK Equity Income Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $8,857.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$38,716,506	$43,446,570
Long-term capital gains	87,008,445	143,777,121
Total	$125,724,951	$187,223,691
| JOHN HANCOCK Equity Income Fund	18

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $7,212,893 of undistributed ordinary income and $120,263,391 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
19	JOHN HANCOCK Equity Income Fund |

When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,651
Class C	451
Class 1	54,311
Class	Expense reduction
Class NAV	$413,602
Total	$513,015

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
| JOHN HANCOCK Equity Income Fund	20

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $156,038 for the year ended August 31, 2024. Of this amount, $26,720 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $129,318 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $1,254 and $146 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$437,175	$169,557
Class C	14,814	1,728
Class 1	88,670	—
Total	$540,659	$171,285
21	JOHN HANCOCK Equity Income Fund |

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,000,000	2	5.802%	$2,579
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,248,547	$23,922,043	2,219,761	$42,066,941
Distributions reinvested	548,359	10,230,622	744,662	13,512,078
Repurchased	(1,761,740)	(33,635,759)	(1,525,074)	(28,638,105)
Net increase	35,166	$516,906	1,439,349	$26,940,914
Class C shares
Sold	6,828	$131,682	13,927	$271,874
Distributions reinvested	5,615	104,954	12,499	228,043
Repurchased	(45,567)	(871,463)	(49,494)	(930,282)
Net decrease	(33,124)	$(634,827)	(23,068)	$(430,365)
Class 1 shares
Sold	271,372	$5,269,871	534,859	$10,085,110
Distributions reinvested	711,298	13,291,486	1,078,911	19,587,976
Repurchased	(1,354,457)	(25,963,901)	(1,625,603)	(30,466,423)
Net decrease	(371,787)	$(7,402,544)	(11,833)	$(793,337)
Class NAV shares
Sold	2,141,505	$41,648,437	1,706,178	$31,406,939
Distributions reinvested	5,475,166	102,092,493	8,494,634	153,887,688
Repurchased	(16,110,650)	(305,657,240)	(9,372,636)	(180,929,409)
Net increase (decrease)	(8,493,979)	$(161,916,310)	828,176	$4,365,218
Total net increase (decrease)	(8,863,724)	$(169,436,775)	2,232,624	$30,082,430
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Equity Income Fund	22

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $359,980,514 and $610,302,562, respectively, for the year ended August 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 80.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	640,444	$9,498,875	$395,456,588	$(398,551,863)	$439	$145	$152,329	—	$6,404,184

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
23	JOHN HANCOCK Equity Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EQUITY INCOME FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $87,008,445 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK EQUITY INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.  Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EQUITY INCOME FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs,and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also concluded the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK EQUITY INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three- year period and underperformed for the one-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and ten-year periods and relative to its peer group median for the one-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including actions taken during the prior year to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s
| JOHN HANCOCK EQUITY INCOME FUND	28

operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
29	JOHN HANCOCK EQUITY INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK EQUITY INCOME FUND	30

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available.The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
31	JOHN HANCOCK EQUITY INCOME FUND |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK EQUITY INCOME FUND	32

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827180	458A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Global Franchise Fund
International equity
August 31, 2024

John Hancock
Fundamental Global Franchise Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
18	Report of independent registered public accounting firm
19	Tax information
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.5%		$246,618,811
(Cost $167,382,103)
Belgium 5.0%		12,429,386
Anheuser-Busch InBev SA/NV	202,525	12,429,386
France 7.3%		18,179,242
Danone SA	186,361	12,949,663
Sodexo SA	58,821	5,229,579
Israel 0.4%		1,071,328
Mobileye Global, Inc., Class A (A)	75,023	1,071,328
Italy 5.0%		12,618,182
Ferrari NV	15,173	7,537,795
Salvatore Ferragamo SpA	612,058	5,080,387
Netherlands 8.4%		21,127,124
EXOR NV	104,050	11,610,126
Heineken Holding NV	126,195	9,516,998
Spain 3.0%		7,382,741
Cellnex Telecom SA (A)(B)	191,188	7,382,741
Taiwan 2.0%		5,087,471
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	29,630	5,087,471
United Kingdom 9.3%		23,245,889
Associated British Foods PLC	192,922	6,328,757
Fevertree Drinks PLC	249,354	2,924,239
GSK PLC	279,381	6,084,804
Haleon PLC	1,570,076	7,908,089
United States 58.1%		145,477,448
Amazon.com, Inc. (A)	95,205	16,994,093
Analog Devices, Inc.	22,497	5,283,195
Avantor, Inc. (A)	174,031	4,496,961
CarGurus, Inc. (A)	168,544	4,884,405
Cheniere Energy, Inc.	28,685	5,314,183
Comcast Corp., Class A	209,293	8,281,724
Crown Castle, Inc.	72,094	8,075,970
eBay, Inc.	251,527	14,865,246
Elanco Animal Health, Inc. (A)	261,020	4,037,979
Gilead Sciences, Inc.	31,573	2,494,267
Group 1 Automotive, Inc.	11,554	4,353,085
Las Vegas Sands Corp.	59,668	2,326,455
Liberty Media Corp.-Liberty Formula One, Series A (A)	142,453	10,060,031
Moderna, Inc. (A)	60,499	4,682,623
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	2

	Shares	Value
United States (continued)
Nasdaq, Inc.	81,956	$5,907,388
Oracle Corp.	74,574	10,536,560
Salesforce, Inc.	7,991	2,020,924
Starbucks Corp.	34,399	3,253,113
Texas Instruments, Inc.	24,804	5,316,489
The Walt Disney Company	60,906	5,504,684
Vail Resorts, Inc.	22,306	4,053,000
Walmart, Inc.	164,898	12,735,073

	Yield (%)	Shares	Value
Short-term investments 1.5%			$3,811,858
(Cost $3,811,858)
Short-term funds 1.5%			3,811,858
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1200(C)	3,811,858	3,811,858

Total investments (Cost $171,193,961) 100.0%	$250,430,669
Other assets and liabilities, net 0.0%	90,809
Total net assets 100.0%	$250,521,478

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $172,413,097. Net unrealized appreciation aggregated to $78,017,572, of which $87,567,507 related to gross unrealized appreciation and $9,549,935 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
Consumer staples	25.9%
Consumer discretionary	25.9%
Communication services	14.4%
Information technology	11.3%
Health care	8.7%
Financials	7.0%
Real estate	3.2%
Energy	2.1%
Short-term investments and other	1.5%
TOTAL	100.0%
3	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $171,193,961)	$250,430,669
Foreign currency, at value (Cost $853)	855
Dividends and interest receivable	655,676
Receivable for fund shares sold	685
Other assets	33,925
Total assets	251,121,810
Liabilities
Payable for fund shares repurchased	496,312
Payable to affiliates
Accounting and legal services fees	8,007
Transfer agent fees	1,780
Trustees’ fees	235
Other liabilities and accrued expenses	93,998
Total liabilities	600,332
Net assets	$250,521,478
Net assets consist of
Paid-in capital	$141,825,337
Total distributable earnings (loss)	108,696,141
Net assets	$250,521,478

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,535,292 ÷ 613,026 shares)[1]	$12.29
Class I ($11,583,854 ÷ 928,444 shares)	$12.48
Class R6 ($11,959,340 ÷ 955,350 shares)	$12.52
Class NAV ($219,442,992 ÷ 17,528,154 shares)	$12.52
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	4

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$4,375,032
Interest	100,607
Less foreign taxes withheld	(233,611)
Total investment income	4,242,028
Expenses
Investment management fees	2,084,755
Distribution and service fees	20,889
Accounting and legal services fees	52,238
Transfer agent fees	21,181
Trustees’ fees	6,704
Custodian fees	87,682
State registration fees	52,997
Printing and postage	17,114
Professional fees	86,269
Other	26,080
Total expenses	2,455,909
Less expense reductions	(20,247)
Net expenses	2,435,662
Net investment income	1,806,366
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	32,271,176
32,271,176
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,019,458
10,019,458
Net realized and unrealized gain	42,290,634
Increase in net assets from operations	$44,097,000
5	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,806,366	$1,603,336
Net realized gain	32,271,176	25,855,300
Change in net unrealized appreciation (depreciation)	10,019,458	25,347,948
Increase in net assets resulting from operations	44,097,000	52,806,584
Distributions to shareholders
From earnings
Class A	(430,419)	(390,822)
Class I	(689,437)	(596,549)
Class R6	(766,449)	(878,755)
Class NAV	(15,389,308)	(24,518,214)
Total distributions	(17,275,613)	(26,384,340)
From fund share transactions	(59,059,188)	(74,300,154)
Total decrease	(32,237,801)	(47,877,910)
Net assets
Beginning of year	282,759,279	330,637,189
End of year	$250,521,478	$282,759,279
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	6

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.13	$10.22	$14.34	$12.02	$11.91
Net investment income (loss)[1]	0.04	0.02	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.86	1.69	(2.86)	3.37	0.86
Total from investment operations	1.90	1.71	(2.88)	3.32	0.85
Less distributions
From net investment income	(0.02)	—	—	—	(0.05)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(0.74)	(0.80)	(1.24)	(1.00)	(0.74)
Net asset value, end of period	$12.29	$11.13	$10.22	$14.34	$12.02
Total return (%)[2,3]	17.89	18.23	(21.96)	28.93	7.34
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$5	$7	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.33	1.30	1.30	1.32
Expenses including reductions	1.33	1.32	1.29	1.29	1.31
Net investment income (loss)	0.33	0.15	(0.18)	(0.38)	(0.09)
Portfolio turnover (%)	17	31	30	34	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
7	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.29	$10.35	$14.47	$12.08	$11.97
Net investment income (loss)[1]	0.07	0.05	0.01	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	1.90	1.72	(2.89)	3.40	0.86
Total from investment operations	1.97	1.77	(2.88)	3.39	0.89
Less distributions
From net investment income	(0.06)	(0.03)	—	—	(0.09)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(0.78)	(0.83)	(1.24)	(1.00)	(0.78)
Net asset value, end of period	$12.48	$11.29	$10.35	$14.47	$12.08
Total return (%)[2]	18.26	18.61	(21.75)	29.39	7.60
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$10	$8	$94	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.02	1.00	1.00	1.02
Expenses including reductions	1.03	1.02	0.99	0.99	1.01
Net investment income (loss)	0.64	0.46	0.09	(0.08)	0.27
Portfolio turnover (%)	17	31	30	34	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	8

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.32	$10.38	$14.50	$12.10	$11.98
Net investment income[1]	0.08	0.05	0.03	—[2]	0.04
Net realized and unrealized gain (loss) on investments	1.91	1.73	(2.91)	3.41	0.87
Total from investment operations	1.99	1.78	(2.88)	3.41	0.91
Less distributions
From net investment income	(0.07)	(0.04)	—[2]	(0.01)	(0.10)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)
Net asset value, end of period	$12.52	$11.32	$10.38	$14.50	$12.10
Total return (%)[3]	18.43	18.70	(21.68)	29.48	7.80
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$11	$11	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.89	0.89	0.90
Expenses including reductions	0.92	0.91	0.88	0.89	0.90
Net investment income	0.72	0.52	0.27	0.03	0.35
Portfolio turnover (%)	17	31	30	34	49

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.32	$10.38	$14.50	$12.10	$11.98
Net investment income[1]	0.08	0.06	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments	1.91	1.72	(2.91)	3.40	0.87
Total from investment operations	1.99	1.78	(2.88)	3.41	0.91
Less distributions
From net investment income	(0.07)	(0.04)	—[2]	(0.01)	(0.10)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)
Net asset value, end of period	$12.52	$11.32	$10.38	$14.50	$12.10
Total return (%)[3]	18.44	18.72	(21.68)	29.49	7.81
Ratios and supplemental data
Net assets, end of period (in millions)	$219	$255	$307	$406	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.91	0.88	0.88	0.89
Expenses including reductions	0.92	0.91	0.88	0.88	0.88
Net investment income	0.71	0.53	0.23	0.05	0.32
Portfolio turnover (%)	17	31	30	34	49

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	10

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
11	JOHN HANCOCK Fundamental Global Franchise Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$12,429,386	—	$12,429,386	—
France	18,179,242	—	18,179,242	—
Israel	1,071,328	$1,071,328	—	—
Italy	12,618,182	7,537,795	5,080,387	—
Netherlands	21,127,124	—	21,127,124	—
Spain	7,382,741	—	7,382,741	—
Taiwan	5,087,471	5,087,471	—	—
United Kingdom	23,245,889	—	23,245,889	—
United States	145,477,448	145,477,448	—	—
Short-term investments	3,811,858	3,811,858	—	—
Total investments in securities	$250,430,669	$162,985,900	$87,444,769	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is
| JOHN HANCOCK Fundamental Global Franchise Fund	12

recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $4,308.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Fundamental Global Franchise Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$1,502,839	$1,205,011
Long-term capital gains	15,772,774	25,179,329
Total	$17,275,613	$26,384,340
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $5,207,861 of undistributed ordinary income and $25,446,290 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Fundamental Global Franchise Fund	14

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$544
Class I	840
Class R6	884
Class	Expense reduction
Class NAV	$17,979
Total	$20,247

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,247 for the year ended August 31, 2024. Of this amount, $360 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,887 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $1 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
15	JOHN HANCOCK Fundamental Global Franchise Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$20,889	$8,101
Class I	—	12,490
Class R6	—	590
Total	$20,889	$21,181
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,162,500	4	5.815%	$2,043
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	189,968	$2,157,459	275,414	$2,916,249
Distributions reinvested	39,236	430,419	41,799	390,822
Repurchased	(198,158)	(2,247,859)	(226,510)	(2,424,156)
Net increase	31,046	$340,019	90,703	$882,915
Class I shares
Sold	133,990	$1,543,907	294,389	$3,207,247
Distributions reinvested	62,055	689,435	63,059	596,539
Repurchased	(186,832)	(2,140,114)	(256,949)	(2,652,736)
Net increase	9,213	$93,228	100,499	$1,151,050
| JOHN HANCOCK Fundamental Global Franchise Fund	16

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	243,282	$2,809,359	212,104	$2,204,612
Distributions reinvested	68,802	766,449	92,696	878,755
Repurchased	(322,223)	(3,752,785)	(351,719)	(3,623,080)
Net decrease	(10,139)	$(176,977)	(46,919)	$(539,713)
Class NAV shares
Sold	76,776	$844,508	747,207	$7,441,735
Distributions reinvested	1,381,446	15,389,308	2,586,309	24,518,214
Repurchased	(6,447,297)	(75,549,274)	(10,355,097)	(107,754,355)
Net decrease	(4,989,075)	$(59,315,458)	(7,021,581)	$(75,794,406)
Total net decrease	(4,958,955)	$(59,059,188)	(6,877,298)	$(74,300,154)
Affiliates of the fund owned 68% and 100% of shares of Class R6 and Class NAV, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $42,580,629 and $116,019,613, respectively, for the year ended August 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 87.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.9%
17	JOHN HANCOCK Fundamental Global Franchise Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental Global Franchise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Global Franchise Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	18

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $18,491,178 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
19	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental Global Franchise Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	20

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
21	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.  In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods and underperformed for the three-year period ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and relative to its peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and net total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	22

charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the SubAdvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
23	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	24

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
25	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

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Our unique approach to asset management enables us to provide
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This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827204	398A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Equity Fund
International equity
August 31, 2024

John Hancock
Global Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL EQUITY FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 95.6%		$572,316,411
(Cost $414,677,014)
France 10.2%		60,976,194
Air Liquide SA	33,539	6,259,990
Capgemini SE	28,700	5,945,596
Carrefour SA	403,846	6,506,068
Cie de Saint-Gobain SA	73,557	6,427,842
Publicis Groupe SA	82,732	9,124,798
Sanofi SA	79,840	8,961,090
Thales SA	36,053	6,057,301
TotalEnergies SE	169,984	11,693,509
Germany 1.0%		6,233,217
DHL Group	143,604	6,233,217
Ireland 2.9%		17,509,567
Accenture PLC, Class A	31,168	10,657,898
Ryanair Holdings PLC, ADR	61,472	6,851,669
Japan 8.9%		53,258,213
FANUC Corp.	422,420	12,469,569
Mitsubishi Estate Company, Ltd.	361,878	6,226,084
Sumitomo Mitsui Financial Group, Inc.	181,900	12,004,171
Sumitomo Mitsui Trust Holdings, Inc.	507,500	12,646,847
Tokyo Electric Power Company Holdings, Inc. (A)	2,078,000	9,911,542
Netherlands 4.6%		27,529,920
ING Groep NV	685,320	12,460,581
Koninklijke Ahold Delhaize NV	265,995	9,152,402
Stellantis NV	351,604	5,916,937
Spain 1.4%		8,268,845
Amadeus IT Group SA	122,545	8,268,845
Switzerland 2.8%		16,511,730
Chubb, Ltd.	32,030	9,102,285
SGS SA	66,343	7,409,445
Taiwan 1.3%		7,519,765
Taiwan Semiconductor Manufacturing Company, Ltd.	254,000	7,519,765
United Kingdom 1.8%		10,818,065
Haleon PLC	2,147,824	10,818,065
United States 60.7%		363,690,895
Abbott Laboratories	82,965	9,397,446
Alphabet, Inc., Class A	104,036	16,997,402
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	2

	Shares	Value
United States (continued)
Analog Devices, Inc.	38,792	$9,109,913
Apple, Inc.	93,348	21,376,692
AutoZone, Inc. (A)	3,662	11,650,580
Bank of America Corp.	262,775	10,708,081
ConocoPhillips	153,451	17,461,189
Corteva, Inc.	134,727	7,719,857
CRH PLC	36,582	3,320,548
CRH PLC (London Stock Exchange)	152,290	13,594,769
CSX Corp.	265,868	9,111,296
Darden Restaurants, Inc.	59,879	9,469,864
DuPont de Nemours, Inc.	71,599	6,032,216
Elevance Health, Inc.	32,580	18,143,476
Emerson Electric Company	81,629	8,602,880
GE HealthCare Technologies, Inc.	137,345	11,649,603
Honeywell International, Inc.	36,021	7,489,126
Intercontinental Exchange, Inc.	64,964	10,494,934
L3Harris Technologies, Inc.	33,933	8,030,923
Lennar Corp., Class A	47,964	8,732,326
Lowe’s Companies, Inc.	48,536	12,061,196
McKesson Corp.	19,172	10,757,026
Microsoft Corp.	59,795	24,942,886
Oracle Corp.	64,947	9,176,362
Otis Worldwide Corp.	80,191	7,593,286
Philip Morris International, Inc.	160,033	19,730,469
Starbucks Corp.	76,074	7,194,318
Target Corp.	49,532	7,609,106
The Walt Disney Company	98,029	8,859,861
T-Mobile US, Inc.	60,975	12,116,952
United Rentals, Inc.	12,103	8,971,470
Waste Management, Inc.	28,383	6,018,331

Wells Fargo & Company	163,614	9,566,511
Preferred securities 3.1%		$18,906,107
(Cost $16,876,410)
South Korea 3.1%		18,906,107
Samsung Electronics Company, Ltd.	420,778	18,906,107

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$11,956,862
(Cost $11,958,268)
U.S. Government Agency 0.8%				4,997,161
Federal Home Loan Bank Discount Note	5.160	09-03-24	5,000,000	4,997,161

3	JOHN HANCOCK GLOBAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term funds 1.2%			6,959,701

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1200(B)	6,959,701	6,959,701

Total investments (Cost $443,511,692) 100.7%	$603,179,380
Other assets and liabilities, net (0.7%)	(4,313,172)
Total net assets 100.0%	$598,866,208

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $447,925,850. Net unrealized appreciation aggregated to $155,253,530, of which $158,848,576 related to gross unrealized appreciation and $3,595,046 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
Information technology	18.0%
Industrials	16.9%
Financials	12.8%
Consumer discretionary	10.6%
Health care	9.8%
Consumer staples	9.0%
Communication services	7.9%
Materials	6.2%
Energy	4.9%
Utilities	1.6%
Real estate	1.0%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $443,511,692)	$603,179,380
Foreign currency, at value (Cost $621)	628
Dividends and interest receivable	1,130,010
Receivable for fund shares sold	142,936
Receivable for investments sold	6,079,451
Other assets	54,244
Total assets	610,586,649
Liabilities
Due to custodian	4,997,133
Payable for investments purchased	6,022,722
Payable for fund shares repurchased	552,184
Payable to affiliates
Accounting and legal services fees	19,063
Transfer agent fees	8,249
Distribution and service fees	49
Trustees’ fees	562
Other liabilities and accrued expenses	120,479
Total liabilities	11,720,441
Net assets	$598,866,208
Net assets consist of
Paid-in capital	$568,560,764
Total distributable earnings (loss)	30,305,444
Net assets	$598,866,208

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($60,846,943 ÷ 4,429,625 shares)[1]	$13.74
Class C ($2,033,659 ÷ 149,186 shares)[1]	$13.63
Class I ($25,699,601 ÷ 1,867,593 shares)	$13.76
Class R2 ($235,379 ÷ 17,098 shares)	$13.77
Class R4 ($75,755 ÷ 5,504 shares)	$13.76
Class R6 ($29,945,907 ÷ 2,177,198 shares)	$13.75
Class NAV ($480,028,964 ÷ 34,886,776 shares)	$13.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$13,520,600
Interest	52,038
Less foreign taxes withheld	(933,138)
Total investment income	12,639,500
Expenses
Investment management fees	4,673,704
Distribution and service fees	189,922
Accounting and legal services fees	116,519
Transfer agent fees	93,042
Trustees’ fees	13,917
Custodian fees	171,821
State registration fees	92,908
Printing and postage	23,640
Professional fees	100,292
Other	33,607
Total expenses	5,509,372
Less expense reductions	(45,588)
Net expenses	5,463,784
Net investment income	7,175,716
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	61,715,708
61,715,708
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	46,317,949
46,317,949
Net realized and unrealized gain	108,033,657
Increase in net assets from operations	$115,209,373
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$7,175,716	$8,606,454
Net realized gain	61,715,708	10,141,894
Change in net unrealized appreciation (depreciation)	46,317,949	72,310,952
Increase in net assets resulting from operations	115,209,373	91,059,300
Distributions to shareholders
From earnings
Class A	(1,421,466)	(3,088,124)
Class C	(35,682)	(118,644)
Class I	(464,548)	(1,498,277)
Class R2	(1,175)	(2,720)
Class R4	(1,802)	(3,759)
Class R6	(645,295)	(6,066,331)
Class NAV	(14,317,650)	(37,600,246)
Total distributions	(16,887,618)	(48,378,101)
From fund share transactions	(87,375,560)	(178,994,359)
Total increase (decrease)	10,946,195	(136,313,160)
Net assets
Beginning of year	587,920,013	724,233,173
End of year	$598,866,208	$587,920,013
7	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.63	$10.89	$15.43	$12.36	$11.47
Net investment income[1]	0.11	0.10	0.12	0.18	0.12
Net realized and unrealized gain (loss) on investments	2.32	1.35	(1.91)	3.15	1.02
Total from investment operations	2.43	1.45	(1.79)	3.33	1.14
Less distributions
From net investment income	(0.13)	(0.06)	(0.20)	(0.07)	(0.19)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.32)	(0.71)	(2.75)	(0.26)	(0.25)
Net asset value, end of period	$13.74	$11.63	$10.89	$15.43	$12.36
Total return (%)[2,3]	21.27	14.22	(14.08)	27.30	9.99
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$52	$48	$58	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.31	1.29	1.28	1.31
Expenses including reductions	1.30	1.30	1.28	1.28	1.30
Net investment income	0.88	0.93	0.98	1.28	1.01
Portfolio turnover (%)	36	48	65	63[4]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	8

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.55	$10.84	$15.36	$12.32	$11.44
Net investment income[1]	0.02	0.02	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.30	1.34	(1.90)	3.18	1.03
Total from investment operations	2.32	1.36	(1.87)	3.23	1.06
Less distributions
From net investment income	(0.05)	—	(0.10)	—	(0.12)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.24)	(0.65)	(2.65)	(0.19)	(0.18)
Net asset value, end of period	$13.63	$11.55	$10.84	$15.36	$12.32
Total return (%)[2,3]	20.37	13.36	(14.65)	26.48	9.22
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.01	1.99	1.98	2.01
Expenses including reductions	2.00	2.00	1.98	1.98	2.00
Net investment income	0.19	0.21	0.27	0.41	0.27
Portfolio turnover (%)	36	48	65	63[4]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
9	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income[1]	0.16	0.13	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	2.30	1.36	(1.92)	3.17	1.03
Total from investment operations	2.46	1.49	(1.76)	3.38	1.18
Less distributions
From net investment income	(0.16)	(0.10)	(0.24)	(0.10)	(0.23)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.35)	(0.75)	(2.79)	(0.29)	(0.29)
Net asset value, end of period	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[2]	21.58	14.57	(13.84)	27.78	10.28
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$15	$21	$20	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	0.99	0.98	1.01
Expenses including reductions	1.00	1.00	0.98	0.98	1.00
Net investment income	1.25	1.20	1.31	1.57	1.32
Portfolio turnover (%)	36	48	65	63[3]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	10

CLASS R2 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.65	$10.92	$15.46	$12.38	$11.49
Net investment income[1]	0.11	0.10	0.11	0.17	0.10
Net realized and unrealized gain (loss) on investments	2.32	1.33	(1.91)	3.16	1.03
Total from investment operations	2.43	1.43	(1.80)	3.33	1.13
Less distributions
From net investment income	(0.12)	(0.05)	(0.19)	(0.06)	(0.18)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.31)	(0.70)	(2.74)	(0.25)	(0.24)
Net asset value, end of period	$13.77	$11.65	$10.92	$15.46	$12.38
Total return (%)[2]	21.22	13.96	(14.12)	27.23	9.87
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.40	1.38	1.37	1.39
Expenses including reductions	1.39	1.39	1.37	1.37	1.39
Net investment income	0.84	0.94	0.91	1.21	0.86
Portfolio turnover (%)	36	48	65	63[4]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income[1]	0.14	0.13	0.15	0.21	0.15
Net realized and unrealized gain (loss) on investments	2.31	1.34	(1.91)	3.17	1.02
Total from investment operations	2.45	1.47	(1.76)	3.38	1.17
Less distributions
From net investment income	(0.15)	(0.08)	(0.24)	(0.10)	(0.22)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.34)	(0.73)	(2.79)	(0.29)	(0.28)
Net asset value, end of period	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[2]	21.56	14.45	(13.88)	27.71	10.21
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.17	1.15	1.15	1.16
Expenses including reductions	1.07	1.07	1.04	1.04	1.05
Net investment income	1.11	1.16	1.19	1.51	1.27
Portfolio turnover (%)	36	48	65	63[4]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	12

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.64	$10.91	$15.46	$12.37	$11.48
Net investment income[1]	0.16	0.13	0.16	0.23	0.20
Net realized and unrealized gain (loss) on investments	2.31	1.36	(1.90)	3.17	0.99
Total from investment operations	2.47	1.49	(1.74)	3.40	1.19
Less distributions
From net investment income	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)
Net asset value, end of period	$13.75	$11.64	$10.91	$15.46	$12.37
Total return (%)[2]	21.72	14.60	(13.73)	27.90	10.38
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$20	$87	$234	$197
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	0.88	0.88	0.89
Expenses including reductions	0.89	0.89	0.87	0.87	0.89
Net investment income	1.28	1.23	1.24	1.68	1.76
Portfolio turnover (%)	36	48	65	63[3]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
13	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income[1]	0.16	0.15	0.18	0.23	0.16
Net realized and unrealized gain (loss) on investments	2.31	1.35	(1.92)	3.17	1.03
Total from investment operations	2.47	1.50	(1.74)	3.40	1.19
Less distributions
From net investment income	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)
Net asset value, end of period	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[2]	21.71	14.71	(13.72)	27.91	10.39
Ratios and supplemental data
Net assets, end of period (in millions)	$480	$498	$566	$614	$564
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.87	0.87	0.88
Expenses including reductions	0.89	0.88	0.86	0.86	0.87
Net investment income	1.27	1.34	1.39	1.71	1.42
Portfolio turnover (%)	36	48	65	63[3]	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
15	JOHN HANCOCK Global Equity Fund |

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$60,976,194	—	$60,976,194	—
Germany	6,233,217	—	6,233,217	—
Ireland	17,509,567	$17,509,567	—	—
Japan	53,258,213	—	53,258,213	—
Netherlands	27,529,920	—	27,529,920	—
Spain	8,268,845	—	8,268,845	—
Switzerland	16,511,730	9,102,285	7,409,445	—
Taiwan	7,519,765	—	7,519,765	—
United Kingdom	10,818,065	—	10,818,065	—
United States	363,690,895	350,096,126	13,594,769	—
Preferred securities	18,906,107	—	18,906,107	—
Short-term investments	11,956,862	6,959,701	4,997,161	—
Total investments in securities	$603,179,380	$383,667,679	$219,511,701	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Global Equity Fund	16

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $5,351.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
17	JOHN HANCOCK Global Equity Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $20,809,387 and a long-term capital loss carryforward of $164,567,489 available to offset future net realized capital gains. These carryforwards do not expire.
The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$7,850,443	$6,486,541
Long-term capital gains	9,037,175	41,891,560
Total	$16,887,618	$48,378,101
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $5,539,314 of undistributed ordinary income and $54,860,980 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Global Equity Fund	18

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,419
Class C	153
Class I	1,617
Class R2	8
Class	Expense reduction
Class R4	$5
Class R6	1,816
Class NAV	37,503
Total	$45,521

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual
19	JOHN HANCOCK Global Equity Fund |

percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $67 for Class R4 shares for the year ended August 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,769 for the year ended August 31, 2024. Of this amount, $3,937 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,832 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $2 and $47 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$169,662	$65,784
Class C	19,567	2,277
Class I	—	23,766
Class R2	507	6
Class R4	186	3
Class R6	—	1,206
Total	$189,922	$93,042
| JOHN HANCOCK Global Equity Fund	20

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,000,000	2	5.815%	$(1,292)
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	465,013	$5,822,187	446,986	$4,899,866
Distributions reinvested	115,065	1,372,724	291,211	2,979,087
Repurchased	(657,198)	(8,289,535)	(631,248)	(6,876,765)
Net increase (decrease)	(77,120)	$(1,094,624)	106,949	$1,002,188
Class C shares
Sold	22,417	$275,816	26,210	$283,007
Distributions reinvested	3,001	35,682	11,620	118,644
Repurchased	(36,536)	(453,729)	(65,281)	(711,583)
Net decrease	(11,118)	$(142,231)	(27,451)	$(309,932)
Class I shares
Sold	911,154	$11,345,426	594,602	$6,365,317
Distributions reinvested	37,314	444,785	112,183	1,146,506
Repurchased	(377,189)	(4,824,700)	(1,307,607)	(14,325,902)
Net increase (decrease)	571,279	$6,965,511	(600,822)	$(6,814,079)
Class R2 shares
Sold	14,626	$192,417	671	$7,335
Distributions reinvested	98	1,175	265	2,720
Repurchased	(2,013)	(25,060)	(5,501)	(57,625)
Net increase (decrease)	12,711	$168,532	(4,565)	$(47,570)
21	JOHN HANCOCK Global Equity Fund |

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	193	$2,457	126	$1,406
Distributions reinvested	38	457	83	851
Repurchased	(17)	(211)	(17)	(193)
Net increase	214	$2,703	192	$2,064
Class R6 shares
Sold	753,139	$9,782,178	482,124	$5,261,162
Distributions reinvested	54,181	645,295	594,156	6,066,331
Repurchased	(384,115)	(4,836,813)	(7,312,331)	(81,388,908)
Net increase (decrease)	423,205	$5,590,660	(6,236,051)	$(70,061,415)
Class NAV shares
Sold	144,962	$1,826,889	146,285	$1,584,986
Distributions reinvested	1,202,154	14,317,650	3,682,688	37,600,246
Repurchased	(9,224,050)	(115,010,650)	(12,952,731)	(141,950,847)
Net decrease	(7,876,934)	$(98,866,111)	(9,123,758)	$(102,765,615)
Total net decrease	(6,957,763)	$(87,375,560)	(15,885,506)	$(178,994,359)
Affiliates of the fund owned 72%, 16% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $206,692,493 and $309,482,373, respectively, for the year ended August 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 76.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.0%
| JOHN HANCOCK Global Equity Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, broker, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK GLOBAL EQUITY FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $9,037,175 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL EQUITY FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK GLOBAL EQUITY FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK GLOBAL EQUITY FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-,  three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods and underperformed for the three-year period ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group for the three-year period. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
27	JOHN HANCOCK GLOBAL EQUITY FUND |

assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK GLOBAL EQUITY FUND	28

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
29	JOHN HANCOCK GLOBAL EQUITY FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK GLOBAL EQUITY FUND	30

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This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF 3827215	425A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
International Small Company Fund
International equity
August 31, 2024

John Hancock
International Small Company Fund

2	Fund’s investments
89	Financial statements
92	Financial highlights
97	Notes to financial statements
108	Report of independent registered public accounting firm
109	Tax information
110	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.3%		$541,284,432
(Cost $436,444,355)
Australia 6.6%		36,072,920
Accent Group, Ltd.	117,141	167,258
Acrow, Ltd.	24,810	15,812
Adairs, Ltd.	49,762	62,714
Ainsworth Game Technology, Ltd. (A)	47,462	28,009
Alkane Resources, Ltd. (A)	124,706	35,653
Alliance Aviation Services, Ltd. (A)	34,460	67,418
AMA Group, Ltd. (A)(B)	1,323,084	49,327
Amotiv, Ltd.	39,588	280,847
AMP, Ltd.	590,441	511,927
Ansell, Ltd.	36,256	731,005
Appen, Ltd. (A)(B)	53,036	36,167
Arafura Rare Earths, Ltd. (A)(B)	491,694	55,000
ARB Corp., Ltd.	23,370	672,835
Argosy Minerals, Ltd. (A)(B)	134,969	4,595
ARN Media, Ltd.	83,708	31,454
Articore Group, Ltd. (A)	56,271	13,843
AUB Group, Ltd.	27,599	583,787
Audinate Group, Ltd. (A)	15,970	102,241
Aurelia Metals, Ltd. (A)	385,036	40,111
Aussie Broadband, Ltd. (A)	63,580	144,765
Austal, Ltd.	96,264	152,549
Austin Engineering, Ltd.	64,891	23,668
Australian Agricultural Company, Ltd. (A)(B)	55,173	52,434
Australian Clinical Labs, Ltd. (B)	31,607	64,271
Australian Ethical Investment, Ltd.	13,293	37,291
Australian Finance Group, Ltd.	65,518	70,893
Australian Strategic Materials, Ltd. (A)(B)	34,776	12,019
Australian Vintage, Ltd. (A)	35,794	3,993
Auswide Bank, Ltd.	6,432	18,522
AVJennings, Ltd. (A)	63,391	13,742
AVZ Minerals, Ltd. (A)(C)	322,880	89,493
Baby Bunting Group, Ltd.	41,046	45,607
Bank of Queensland, Ltd.	147,279	629,838
Bannerman Energy, Ltd. (A)	13,316	20,699
Bapcor, Ltd.	88,683	293,174
Base Resources, Ltd.	100,127	16,506
Beach Energy, Ltd.	389,341	329,166
Beacon Lighting Group, Ltd.	19,369	35,418
Bega Cheese, Ltd. (B)	77,514	267,306
Bell Financial Group, Ltd.	43,704	39,663
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Bellevue Gold, Ltd. (A)	245,750	$208,043
Boss Energy, Ltd. (A)	110,508	212,315
Bravura Solutions, Ltd. (A)	102,859	91,572
Breville Group, Ltd.	27,013	613,275
Brickworks, Ltd.	18,642	332,440
Capitol Health, Ltd.	292,400	62,171
Capral, Ltd.	7,205	44,414
Capricorn Metals, Ltd. (A)	79,471	318,555
Carnarvon Energy, Ltd. (A)	422,815	44,444
Cash Converters International, Ltd.	122,755	18,657
Catapult Group International, Ltd. (A)	16,337	23,445
Cedar Woods Properties, Ltd.	19,145	72,570
Cettire, Ltd. (A)(B)	33,440	23,737
Challenger, Ltd.	65,152	301,963
Champion Iron, Ltd.	62,349	262,881
Chrysos Corp., Ltd. (A)	2,323	9,444
Civmec, Ltd.	18,700	13,487
ClearView Wealth, Ltd.	34,533	12,617
Clinuvel Pharmaceuticals, Ltd.	9,854	104,512
Clover Corp., Ltd.	51,463	13,404
Coast Entertainment Holdings, Ltd. (A)	150,506	53,998
Codan, Ltd.	27,916	292,320
COG Financial Services, Ltd.	21,130	15,015
Cogstate, Ltd. (A)	16,116	10,377
Collins Foods, Ltd.	32,079	167,028
Cooper Energy, Ltd. (A)	756,946	100,155
Core Lithium, Ltd. (A)	89,718	5,694
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	40,145
Corporate Travel Management, Ltd.	30,649	243,902
Credit Corp. Group, Ltd. (B)	19,524	198,906
Danakali, Ltd. (C)	17,023	3,234
Data#3, Ltd.	39,590	206,596
De Grey Mining, Ltd. (A)	472,220	386,314
Deep Yellow, Ltd. (A)	103,397	76,268
Deterra Royalties, Ltd.	38,835	96,493
Dicker Data, Ltd.	18,910	116,599
Domain Holdings Australia, Ltd.	64,147	122,756
Domino’s Pizza Enterprises, Ltd.	11,903	241,584
Downer EDI, Ltd.	156,303	590,101
Duratec, Ltd. (B)	13,947	12,039
Eagers Automotive, Ltd. (B)	37,330	263,388
Elders, Ltd.	44,945	279,547
Emeco Holdings, Ltd.	78,217	42,438
Emerald Resources NL (A)	121,535	326,451
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
EML Payments, Ltd. (A)	79,307	$37,355
Energy World Corp., Ltd. (A)	328,859	3,181
Enero Group, Ltd.	10,415	7,864
EQT Holdings, Ltd.	7,826	162,199
Eureka Group Holdings, Ltd.	19,689	8,506
Euroz Hartleys Group, Ltd.	45,960	26,015
EVT, Ltd. (B)	24,156	176,181
Fiducian Group, Ltd.	1,107	6,128
Finbar Group, Ltd. (A)	71,892	47,544
Firefinch, Ltd. (A)(B)(C)	160,759	21,762
FleetPartners Group, Ltd. (A)	75,127	162,140
Fleetwood, Ltd.	32,879	39,485
Flight Centre Travel Group, Ltd.	43,904	621,221
Frontier Digital Ventures, Ltd. (A)	57,371	15,156
G8 Education, Ltd.	204,679	176,314
Generation Development Group, Ltd.	24,968	47,035
Gold Road Resources, Ltd.	289,008	314,756
GR Engineering Services, Ltd.	6,821	8,759
GrainCorp, Ltd., Class A	53,166	314,663
Grange Resources, Ltd.	168,885	31,416
GWA Group, Ltd.	68,070	110,691
Hansen Technologies, Ltd.	49,555	144,111
Harvey Norman Holdings, Ltd.	36,188	112,052
Healius, Ltd. (A)	184,568	207,903
Helia Group, Ltd.	80,869	223,794
Helloworld Travel, Ltd.	23,085	30,853
Horizon Oil, Ltd.	11,332	1,459
HUB24, Ltd.	21,626	815,476
Humm Group, Ltd.	137,498	63,894
IDP Education, Ltd. (B)	31,720	346,727
Iluka Resources, Ltd.	50,745	210,216
Imdex, Ltd.	150,285	228,989
Immutep, Ltd. (A)	78,611	21,477
Incitec Pivot, Ltd.	28,056	57,345
Infomedia, Ltd.	100,310	118,977
Inghams Group, Ltd.	103,947	218,674
Insignia Financial, Ltd.	147,633	230,421
Integral Diagnostics, Ltd. (B)	61,568	108,370
Ioneer, Ltd. (A)(B)	466,451	51,850
IPH, Ltd.	64,058	267,128
IRESS, Ltd. (A)	9,971	65,153
IVE Group, Ltd.	31,357	47,315
Johns Lyng Group, Ltd. (B)	56,477	142,771
Jumbo Interactive, Ltd.	11,374	106,326
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Jupiter Mines, Ltd.	308,045	$38,589
Karoon Energy, Ltd. (A)	214,336	250,379
Kelsian Group, Ltd.	43,713	111,011
Kogan.com, Ltd.	15,957	50,820
Lendlease Corp., Ltd.	102,564	467,062
Liberty Financial Group, Ltd.	3,600	8,291
Lifestyle Communities, Ltd.	28,563	148,491
Lovisa Holdings, Ltd.	16,636	349,682
Lycopodium, Ltd.	4,375	36,860
MA Financial Group, Ltd.	20,932	74,479
Macmahon Holdings, Ltd.	496,385	112,437
Macquarie Technology Group, Ltd. (A)	1,712	97,929
Mader Group, Ltd.	4,772	16,658
Magellan Financial Group, Ltd.	30,628	197,136
MaxiPARTS, Ltd.	7,776	9,747
Mayne Pharma Group, Ltd. (A)	20,785	73,760
McMillan Shakespeare, Ltd.	13,928	149,135
Megaport, Ltd. (A)	26,696	154,419
Mesoblast, Ltd. (A)(B)	120,980	84,393
Metals X, Ltd. (A)	195,027	54,606
Metcash, Ltd.	251,179	608,213
Michael Hill International, Ltd.	16,258	6,170
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	16,427
Monadelphous Group, Ltd.	23,292	202,527
Monash IVF Group, Ltd.	106,644	86,930
Mount Gibson Iron, Ltd. (A)	210,281	43,253
Myer Holdings, Ltd.	160,851	91,105
MyState, Ltd.	29,830	77,340
Nanosonics, Ltd. (A)	60,872	132,390
Navigator Global Investments, Ltd.	51,211	62,191
Netwealth Group, Ltd.	20,859	316,716
New Hope Corp., Ltd.	137,643	416,469
nib holdings, Ltd.	117,095	495,431
Nick Scali, Ltd.	21,750	226,923
Nickel Industries, Ltd.	334,194	188,421
Nine Entertainment Company Holdings, Ltd.	279,774	250,223
Novonix, Ltd. (A)(B)	46,257	19,236
NRW Holdings, Ltd.	109,290	262,849
Nufarm, Ltd.	90,848	243,032
Nuix, Ltd. (A)	7,484	24,160
Objective Corp., Ltd.	4,348	36,456
OceanaGold Corp.	195,148	508,270
OFX Group, Ltd. (A)	69,741	97,616
Omni Bridgeway, Ltd. (A)	82,611	49,564
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
oOh!media, Ltd.	154,139	$131,088
Orora, Ltd.	151,774	256,704
Pacific Current Group, Ltd.	16,873	130,297
Pacific Smiles Group, Ltd.	11,867	14,157
Paladin Energy, Ltd. (A)	36,601	242,717
Panoramic Resources, Ltd. (A)(C)	663,014	15,707
Pantoro, Ltd. (A)	875,516	73,484
Peet, Ltd.	115,617	98,054
Peninsula Energy, Ltd. (A)	225,998	12,189
PeopleIN, Ltd.	17,624	9,069
Perenti, Ltd.	186,413	130,710
Perpetual, Ltd.	19,893	263,821
Perseus Mining, Ltd.	355,176	627,449
PEXA Group, Ltd. (A)	29,724	267,983
Platinum Asset Management, Ltd.	119,322	80,210
PointsBet Holdings, Ltd. (A)	41,968	13,883
Praemium, Ltd. (A)	110,359	40,754
Premier Investments, Ltd.	18,551	442,031
Propel Funeral Partners, Ltd.	10,280	42,461
PSC Insurance Group, Ltd.	27,514	113,937
PWR Holdings, Ltd.	22,435	139,021
Ramelius Resources, Ltd.	275,230	407,589
ReadyTech Holdings, Ltd. (A)	11,234	23,850
Red 5, Ltd. (A)	1,805,335	413,513
Regis Healthcare, Ltd.	40,833	141,706
Regis Resources, Ltd. (A)	193,957	243,287
Resolute Mining, Ltd. (A)	551,907	249,726
Retail Food Group, Ltd. (A)	331,273	15,219
Ridley Corp., Ltd.	69,410	104,552
RPMGlobal Holdings, Ltd. (A)	61,685	111,527
Sandfire Resources, Ltd. (A)	120,207	694,610
Select Harvests, Ltd. (A)	34,755	95,867
Servcorp, Ltd.	13,949	45,518
Service Stream, Ltd.	161,772	160,872
Seven West Media, Ltd. (A)	199,696	24,413
SG Fleet Group, Ltd.	32,488	65,918
Shaver Shop Group, Ltd.	21,893	18,211
Sigma Healthcare, Ltd.	396,204	337,434
Silver Mines, Ltd. (A)	104,954	6,622
Sims, Ltd.	19,561	144,626
SmartGroup Corp., Ltd.	34,001	183,997
SolGold PLC (A)	193,333	24,502
Solvar, Ltd.	46,461	40,161
Southern Cross Electrical Engineering, Ltd.	43,054	54,785
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Australia (continued)
Southern Cross Media Group, Ltd.	84,254	$31,060
SRG Global, Ltd.	109,203	80,902
St. Barbara, Ltd. (A)	252,512	43,098
Stanmore Resources, Ltd.	6,963	14,118
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,909
Strickland Metals, Ltd. (A)	150,932	11,778
Strike Energy, Ltd. (A)(B)	119,467	15,938
Super Retail Group, Ltd.	43,131	520,661
Superloop, Ltd. (A)	117,047	139,636
Syrah Resources, Ltd. (A)(B)	182,876	27,847
Tabcorp Holdings, Ltd.	586,760	172,273
Technology One, Ltd.	4,063	62,977
Temple & Webster Group, Ltd. (A)	23,096	182,497
Ten Sixty Four, Ltd. (A)(C)	77,809	30,019
Terracom, Ltd.	98,531	12,610
The Reject Shop, Ltd.	7,826	16,463
The Star Entertainment Group, Ltd. (A)(B)	546,260	167,177
Tuas, Ltd. (A)	23,829	69,942
Tyro Payments, Ltd. (A)	105,098	72,296
Ventia Services Group Pty, Ltd.	107,359	306,975
Viva Energy Group, Ltd. (D)	155,031	301,059
Webjet, Ltd. (A)	95,453	506,183
West African Resources, Ltd. (A)	282,147	269,573
Westgold Resources, Ltd.	135,325	276,259
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)(B)	100,694	201,739
Wiluna Mining Corp., Ltd. (A)(C)	10,005	278
Xanadu Mines, Ltd. (A)	6,468	254
Zip Company, Ltd. (A)	87,182	141,406
Austria 1.4%		7,749,753
Addiko Bank AG (A)	1,199	22,614
Agrana Beteiligungs AG	2,985	40,087
ams AG (A)	66,070	81,638
ANDRITZ AG	15,788	1,040,843
AT&S Austria Technologie & Systemtechnik AG (A)(B)	4,648	92,351
BAWAG Group AG (A)(D)	19,397	1,484,181
CA Immobilien Anlagen AG	9,901	347,529
DO & Company AG (A)	1,700	283,852
Eurotelesites AG (A)	8,126	36,607
EVN AG	9,287	323,953
Fabasoft AG	1,301	22,643
FACC AG (A)	6,411	51,496
IMMOFINANZ AG (A)	6,983	243,562
Kapsch TrafficCom AG (A)	2,742	25,319
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
Kontron AG (B)	11,289	$212,251
Lenzing AG (A)(B)	4,436	150,663
Mayr Melnhof Karton AG (B)	1,864	200,446
Oesterreichische Post AG (B)	5,671	185,005
Palfinger AG	3,681	88,456
POLYTEC Holding AG (A)	4,411	15,379
Porr AG	4,155	62,395
Raiffeisen Bank International AG	4,409	87,517
RHI Magnesita NV	1,577	68,777
Rosenbauer International AG (A)	1,040	47,435
Schoeller-Bleckmann Oilfield Equipment AG (B)	2,142	77,426
Semperit AG Holding	2,367	33,602
Telekom Austria AG	35,074	345,023
UBM Development AG (A)	1,455	32,735
UNIQA Insurance Group AG	27,555	236,460
Vienna Insurance Group AG	8,611	295,841
voestalpine AG (B)	26,817	654,341
Wienerberger AG	24,489	807,987
Zumtobel Group AG	8,422	51,339
Belgium 1.7%		9,173,303
Ackermans & van Haaren NV	5,466	1,087,461
Ageas SA/NV	12,890	662,582
AGFA-Gevaert NV (A)	32,206	40,161
Atenor (A)	5,240	31,780
Azelis Group NV	9,928	207,472
Barco NV	16,205	220,115
Bekaert SA	9,190	379,999
bpost SA	25,672	72,660
Cie d’Entreprises CFE	2,358	18,754
Colruyt Group N.V	12,147	626,314
Deceuninck NV	22,742	59,234
Deme Group NV	2,044	365,815
Econocom Group SA/NV	22,355	50,988
Elia Group SA/NV	3,239	355,106
EVS Broadcast Equipment SA	4,231	141,231
Fagron	17,696	374,487
Galapagos NV (A)	8,782	256,022
Gimv NV	5,512	241,366
Greenyard NV	986	6,946
Immobel SA	1,341	36,207
Ion Beam Applications	4,516	60,310
Jensen-Group NV	1,485	74,080
Kinepolis Group NV	3,114	140,100
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Belgium (continued)
Lotus Bakeries NV	71	$893,185
Melexis NV	4,694	424,576
Ontex Group NV (A)(B)	16,650	165,765
Orange Belgium SA (A)	4,464	72,976
Proximus SADP	34,603	260,462
Recticel SA (B)	11,088	153,305
Sipef NV	1,695	104,199
Solvay SA	18,044	631,253
Tessenderlo Group SA	6,238	170,750
Umicore SA	18,881	237,024
Van de Velde NV	2,367	83,879
VGP NV	2,286	234,601
Viohalco SA	18,237	118,320
What’s Cooking BV	191	18,022
X-Fab Silicon Foundries SE (A)(D)	15,832	95,796
Bermuda 0.2%		1,246,863
Borr Drilling, Ltd. (A)	3,390	20,577
Hiscox, Ltd.	78,654	1,218,739
Northern Ocean, Ltd. (A)	11,312	7,547
Cambodia 0.0%		149,769
NagaCorp, Ltd. (A)	352,534	149,769
Canada 10.4%		57,194,479
5N Plus, Inc. (A)	23,389	120,620
Acadian Timber Corp.	3,534	45,419
ADF Group, Inc.	4,486	44,139
Advantage Energy, Ltd. (A)	43,806	315,953
Aecon Group, Inc.	19,301	264,956
Africa Oil Corp.	25,325	38,711
Ag Growth International, Inc.	4,425	184,270
AGF Management, Ltd., Class B	17,693	105,030
Aimia, Inc. (A)(B)	22,533	44,309
Air Canada (A)	16,800	192,477
Alamos Gold, Inc., Class A	13,626	262,682
Alaris Equity Partners Income Trust	1,313	16,222
Algoma Central Corp. (B)	5,552	58,748
Algonquin Power & Utilities Corp. (B)	83,663	453,810
Altius Minerals Corp.	11,308	203,899
Altus Group, Ltd.	10,836	436,849
Amerigo Resources, Ltd. (B)	40,400	49,164
Andlauer Healthcare Group, Inc.	4,695	137,612
Andrew Peller, Ltd., Class A (B)	11,193	31,769
Aritzia, Inc. (A)	22,038	753,869
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Ascot Resources, Ltd. (A)(B)	44,475	$17,161
Atco, Ltd., Class I	18,088	610,293
Athabasca Oil Corp. (A)	150,957	607,121
ATS Corp. (A)	19,791	531,617
Aurora Cannabis, Inc. (A)	1,116	6,766
AutoCanada, Inc. (A)(B)	6,682	73,680
B2Gold Corp.	298,218	838,679
Badger Infrastructure Solutions, Ltd.	11,458	305,909
Ballard Power Systems, Inc. (A)(B)	48,471	89,558
Bausch Health Companies, Inc. (A)	59,355	351,906
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	5,285	31,340
Baytex Energy Corp. (B)	60,045	213,866
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	69,493	303,724
Bird Construction, Inc. (B)	15,285	260,071
Black Diamond Group, Ltd.	14,617	106,619
BMTC Group, Inc.	4,096	41,123
Bombardier, Inc., Class B (A)	4,158	285,582
Bonterra Energy Corp. (A)(B)	1,314	4,271
Boralex, Inc., Class A	21,896	524,308
Boyd Group Services, Inc.	4,839	806,326
Brookfield Reinsurance, Ltd. (A)	1,500	75,776
Calian Group, Ltd.	3,239	108,900
Calibre Mining Corp. (A)	9,615	16,267
Canaccord Genuity Group, Inc. (B)	26,036	161,705
Canacol Energy, Ltd. (B)	4,454	12,229
Canada Goose Holdings, Inc. (A)(B)	10,394	121,552
Canadian Western Bank	27,799	1,061,711
Canfor Corp. (A)	15,627	168,718
Capital Power Corp.	28,743	958,704
Capstone Copper Corp. (A)(B)	154,733	1,110,279
Cardinal Energy, Ltd. (B)	32,763	166,532
Cargojet, Inc.	540	53,601
Cascades, Inc.	22,215	152,809
Celestica, Inc. (A)	37,167	1,892,483
Centerra Gold, Inc.	49,616	351,599
CES Energy Solutions Corp.	82,664	490,715
China Gold International Resources Corp., Ltd. (A)	90,882	429,576
CI Financial Corp.	19,380	250,797
Cipher Pharmaceuticals, Inc. (A)	2,400	33,819
Cogeco Communications, Inc.	3,530	169,133
Cogeco, Inc.	792	31,694
Computer Modelling Group, Ltd.	26,233	247,993
Conifex Timber, Inc. (A)	4,700	1,378
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Converge Technology Solutions Corp.	6,681	$22,458
Corby Spirit and Wine, Ltd. (B)	3,644	36,341
Corus Entertainment, Inc., B Shares (A)(B)	57,507	5,761
Crew Energy, Inc. (A)	22,300	115,169
Cronos Group, Inc. (A)	38,782	87,647
Culico Metals, Inc. (A)(B)	11,968	844
Definity Financial Corp.	9,708	360,183
Denison Mines Corp. (A)(B)	167,278	276,800
Dentalcorp Holdings, Ltd. (A)	1,097	6,414
Dexterra Group, Inc.	10,134	47,149
Doman Building Materials Group, Ltd. (B)	22,255	117,249
Dorel Industries, Inc., Class B (A)	8,944	43,603
DREAM Unlimited Corp., Class A (B)	7,615	149,175
Dundee Precious Metals, Inc.	50,333	490,389
Dye & Durham, Ltd.	5,618	57,654
Dynacor Group, Inc.	9,900	36,878
E-L Financial Corp., Ltd.	574	595,871
Eldorado Gold Corp. (A)	55,459	957,616
Endeavour Silver Corp. (A)(B)	21,691	66,635
Enerflex, Ltd. (B)	26,535	155,943
Enghouse Systems, Ltd.	11,778	256,859
Ensign Energy Services, Inc. (A)	38,538	72,349
EQB, Inc.	8,012	567,050
Equinox Gold Corp. (A)	76,791	438,187
ERO Copper Corp. (A)	20,756	426,779
Evertz Technologies, Ltd.	7,017	69,511
Exchange Income Corp. (B)	5,291	193,910
Exco Technologies, Ltd.	7,690	46,905
Extendicare, Inc.	20,060	128,906
Fiera Capital Corp. (B)	22,079	123,694
Finning International, Inc.	38,284	1,136,319
Firan Technology Group Corp. (A)	3,200	14,366
Firm Capital Mortgage Investment Corp. (B)	7,600	63,839
First Majestic Silver Corp. (B)	70,199	393,279
First Majestic Silver Corp. (New York Stock Exchange) (B)	3,855	21,549
First Mining Gold Corp. (A)(B)	127,000	12,722
First National Financial Corp.	4,698	130,205
Fission Uranium Corp. (A)	104,186	74,217
Fortuna Mining Corp. (A)	77,243	355,937
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	28,309	288,835
Frontera Energy Corp. (A)	12,044	67,921
Galiano Gold, Inc. (A)	31,531	45,858
Gamehost, Inc.	6,100	47,075
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
GDI Integrated Facility Services, Inc. (A)	3,700	$96,203
Gear Energy, Ltd. (B)	35,000	17,401
Gibson Energy, Inc. (B)	39,059	644,583
goeasy, Ltd.	3,130	440,520
GoGold Resources, Inc. (A)	53,900	47,595
GoldMining, Inc. (A)(B)	22,500	19,367
GoldMoney, Inc. (A)	3,599	23,688
Gran Tierra Energy, Inc. (A)(B)	10,213	75,632
Guardian Capital Group, Ltd., Class A (B)	5,100	156,635
Haivision Systems, Inc. (A)	3,200	12,965
Hammond Manufacturing Company, Ltd., Class A	1,100	7,722
Hanfeng Evergreen, Inc. (A)(C)	3,700	0
Headwater Exploration, Inc.	60,968	309,896
Heroux-Devtek, Inc. (A)	7,892	183,589
High Liner Foods, Inc.	5,793	57,601
HLS Therapeutics, Inc. (A)	2,600	6,405
Hudbay Minerals, Inc.	87,503	714,231
IAMGOLD Corp. (A)	116,414	575,311
Imperial Metals Corp. (A)(B)	22,308	35,093
Information Services Corp.	4,400	88,839
Innergex Renewable Energy, Inc.	39,841	269,026
InPlay Oil Corp. (B)	8,571	13,738
Interfor Corp. (A)	13,729	170,129
International Petroleum Corp. (A)	1,489	22,595
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	22,456	324,987
Jamieson Wellness, Inc. (B)(D)	11,563	267,013
Journey Energy, Inc. (A)(B)	6,200	11,409
K92 Mining, Inc. (A)(B)	17,489	95,773
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	88,512
Kelt Exploration, Ltd. (A)	43,100	199,565
Kinaxis, Inc. (A)	626	68,432
Knight Therapeutics, Inc. (A)	19,818	80,734
KP Tissue, Inc.	5,100	32,167
Labrador Iron Ore Royalty Corp.	16,867	379,856
Largo, Inc. (A)(B)	6,650	13,027
Lassonde Industries, Inc., Class A	1,000	128,401
Laurentian Bank of Canada (B)	10,781	206,476
Leon’s Furniture, Ltd.	6,254	137,085
Lightspeed Commerce, Inc. (A)	26,860	346,401
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	10,516	493,163
Lucara Diamond Corp. (A)(B)	124,430	40,164
Lundin Gold, Inc.	24,400	490,118
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
MAG Silver Corp. (A)	1,117	$14,604
Magellan Aerospace Corp.	8,083	56,800
Mainstreet Equity Corp.	1,407	207,242
Major Drilling Group International, Inc. (A)	21,136	148,367
Mandalay Resources Corp. (A)	8,000	17,275
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	18,180	297,863
Martinrea International, Inc.	17,232	148,837
Mattr Corp. (A)	18,609	215,827
MDA Space, Ltd. (A)	9,738	114,531
Medical Facilities Corp.	6,830	70,244
MEG Energy Corp. (A)	16,708	332,759
Melcor Developments, Ltd.	4,800	44,130
Methanex Corp.	15,437	721,077
Morguard Corp.	949	78,806
MTY Food Group, Inc.	5,515	176,092
Mullen Group, Ltd. (B)	21,970	232,473
Neo Performance Materials, Inc. (B)	3,800	23,404
New Gold, Inc. (A)	194,483	490,663
NFI Group, Inc. (A)(B)	10,378	148,703
North American Construction Group, Ltd.	7,037	138,792
Northland Power, Inc.	29,506	451,682
Nuvei Corp. (D)	9,154	305,530
NuVista Energy, Ltd. (A)	38,105	361,074
Obsidian Energy, Ltd. (A)	2,964	20,366
Obsidian Energy, Ltd. (NYSE American Exchange) (A)	2,500	17,175
Onex Corp.	6,858	484,561
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	8,800	16,194
Organigram Holdings, Inc. (Nasdaq Exchange) (A)	5,900	10,915
Orla Mining, Ltd. (A)	24,669	103,974
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	48,770
Osisko Gold Royalties, Ltd.	42,683	737,328
Osisko Mining, Inc. (A)	62,228	222,103
Paramount Resources, Ltd., Class A (B)	19,405	399,288
Parex Resources, Inc.	25,904	260,068
Parkland Corp.	26,458	716,004
Pason Systems, Inc.	22,555	239,500
Peyto Exploration & Development Corp. (B)	54,568	589,957
PHX Energy Services Corp.	11,019	80,865
Pine Cliff Energy, Ltd. (B)	23,500	16,915
Pizza Pizza Royalty Corp.	7,276	68,676
Polaris Renewable Energy, Inc.	5,843	52,549
Pollard Banknote, Ltd.	3,690	69,685
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
PrairieSky Royalty, Ltd.	59,494	$1,232,570
Precision Drilling Corp. (A)	3,654	264,333
Premium Brands Holdings Corp. (B)	11,007	714,252
Propel Holdings, Inc.	3,388	75,747
Quarterhill, Inc. (A)(B)	40,708	48,935
Quebecor, Inc., Class B	7,150	177,576
Questerre Energy Corp., Class A (A)(B)	41,900	7,306
Real Matters, Inc. (A)	10,633	60,359
Richelieu Hardware, Ltd.	12,354	360,632
Rogers Sugar, Inc.	27,811	112,883
Russel Metals, Inc.	16,286	454,870
Sandstorm Gold, Ltd.	26,280	153,665
Savaria Corp.	15,677	231,959
Seabridge Gold, Inc. (A)	13,251	233,133
Secure Energy Services, Inc.	90,776	835,922
Sienna Senior Living, Inc.	19,181	220,895
SilverCrest Metals, Inc. (A)	27,759	230,287
Sleep Country Canada Holdings, Inc. (D)	9,309	240,453
Softchoice Corp.	1,800	27,394
Source Energy Services, Ltd. (A)	600	5,899
Spartan Delta Corp. (A)(B)	3,941	11,551
Spin Master Corp. (D)	8,854	212,144
Sprott, Inc.	6,799	277,429
Stelco Holdings, Inc. (B)	7,762	377,257
Stella-Jones, Inc.	13,816	951,378
StorageVault Canada, Inc.	14,423	51,799
Strathcona Resources, Ltd. (A)(B)	856	19,691
Superior Plus Corp. (B)	53,057	304,330
Supremex, Inc.	4,000	12,941
Surge Energy, Inc.	3,600	17,444
Taiga Building Products, Ltd.	5,000	14,099
Tamarack Valley Energy, Ltd. (B)	99,174	291,418
Taseko Mines, Ltd. (A)	83,151	189,421
TELUS Corp.	11,051	178,518
TerraVest Industries, Inc.	1,900	136,291
The North West Company, Inc.	12,730	431,497
Tidewater Midstream and Infrastructure, Ltd. (B)	82,265	20,144
Tilray Brands, Inc. (A)	320	549
Timbercreek Financial Corp. (B)	24,474	143,468
Topaz Energy Corp.	9,626	190,713
Torex Gold Resources, Inc. (A)	23,138	446,398
Total Energy Services, Inc.	11,406	80,743
Touchstone Exploration, Inc. (A)(B)	10,000	4,230
TransAlta Corp.	45,091	397,158
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Transcontinental, Inc., Class A	19,292	$240,354
Trican Well Service, Ltd.	57,126	214,490
Triple Flag Precious Metals Corp.	8,780	144,178
Trisura Group, Ltd. (A)	9,193	285,275
Vecima Networks, Inc.	1,797	27,189
Veren, Inc.	109,396	791,460
Veren, Inc. (New York Stock Exchange)	20,800	150,384
Vermilion Energy, Inc.	12,694	130,647
VersaBank	4,100	55,127
Victoria Gold Corp. (A)(C)	333	101
Vitalhub Corp. (A)	8,971	53,387
Wajax Corp.	6,547	123,881
Wall Financial Corp. (A)	1,600	26,120
Well Health Technologies Corp. (A)(B)	26,003	86,828
Wesdome Gold Mines, Ltd. (A)	43,261	413,783
Western Forest Products, Inc. (A)	86,142	27,805
Westshore Terminals Investment Corp.	8,404	149,104
Whitecap Resources, Inc. (B)	99,872	760,351
Winpak, Ltd.	7,636	258,490
Yellow Pages, Ltd. (B)	2,380	17,307
Zenith Capital Corp. (A)	5,300	372
Chile 0.0%		9,213
Marimaca Copper Corp. (A)	3,200	9,213
China 0.0%		58,593
Bund Center Investment, Ltd.	55,500	16,203
Fosun Tourism Group (A)(D)	36,000	16,169
KRP Development Holdings, Ltd.	45,000	3,677
Xingye Alloy Materials Group, Ltd. (A)	176,000	22,544
Cyprus 0.0%		84,776
Atalaya Mining PLC	15,745	79,900
SD Standard ETC PLC (A)	28,377	4,876
Denmark 3.0%		16,434,569
ALK-Abello A/S (A)	34,093	906,851
Alm Brand A/S	191,699	346,661
Ambu A/S, Class B (A)	34,013	645,467
Bang & Olufsen A/S (A)	32,663	41,711
Bavarian Nordic A/S (A)(B)	15,611	614,172
Better Collective A/S (A)	8,719	198,963
CBrain A/S	2,162	64,316
Chemometec A/S (B)	2,629	145,957
Columbus A/S (B)	26,124	33,924
D/S Norden A/S	6,126	253,758
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Dfds A/S	6,768	$184,656
FLSmidth & Company A/S (B)	13,263	676,431
Fluegger Group A/S	225	11,297
GN Store Nord A/S (A)(B)	22,821	519,608
H Lundbeck A/S	71,369	507,099
H Lundbeck A/S, A Shares	2,286	13,983
H+H International A/S, Class B (A)	4,376	62,135
Harboes Bryggeri A/S, Class B	1,452	52,046
INVISIO AB	2,530	59,403
ISS A/S	30,809	568,741
Jeudan A/S	3,010	91,524
Jyske Bank A/S	11,236	902,365
Matas A/S	10,074	187,020
MT Hoejgaard Holding A/S (A)	339	10,318
Netcompany Group A/S (A)(D)	8,957	406,193
Nilfisk Holding A/S (A)	3,077	60,226
NKT A/S (A)	13,499	1,286,929
NNIT A/S (A)(D)	3,555	56,796
North Media AS (B)	2,487	20,509
NTG Nordic Transport Group A/S (A)(B)	1,517	61,661
Parken Sport & Entertainment A/S	1,870	32,952
Per Aarsleff Holding A/S	4,640	276,359
Ringkjoebing Landbobank A/S	7,000	1,147,412
ROCKWOOL A/S, A Shares	198	85,429
ROCKWOOL A/S, B Shares	1,239	537,600
Royal Unibrew A/S	12,742	1,057,337
RTX A/S (A)	2,997	36,467
Scandinavian Tobacco Group A/S (D)	10,824	170,783
Schouw & Company A/S	3,259	280,050
Solar A/S, B Shares	1,288	63,848
SP Group A/S	1,662	73,156
Spar Nord Bank A/S	17,890	344,466
Sparekassen Sjaelland-Fyn A/S	3,904	124,060
Sydbank A/S	14,528	735,444
TCM Group A/S (A)	1,441	14,752
Tivoli A/S	691	70,177
Topdanmark A/S	10,983	606,297
UIE PLC	5,673	217,681
Vestjysk Bank A/S	25,591	16,262
Zealand Pharma A/S (A)	11,790	1,553,317
Faeroe Islands 0.0%		32,183
BankNordik P/F	1,415	32,183
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Finland 2.3%		$12,795,794
Aktia Bank OYJ	12,174	125,035
Alma Media OYJ	11,325	127,921
Anora Group OYJ	2,753	13,066
Apetit OYJ	1,524	23,076
Aspo OYJ	5,505	36,352
Atria OYJ	4,132	46,134
Bittium OYJ	10,462	81,759
Cargotec OYJ, B Shares	8,816	464,496
Citycon OYJ (A)	17,125	77,012
Digia OYJ	7,562	49,522
Elisa OYJ	12,891	645,533
Enento Group OYJ (D)	4,457	93,620
EQ OYJ	1,165	18,050
Finnair OYJ (A)	29,834	80,223
Fiskars OYJ ABP	7,523	133,158
F-Secure OYJ	18,504	43,207
Gofore OYJ	789	19,060
Harvia OYJ	3,456	164,320
Huhtamaki OYJ	21,895	897,975
Ilkka OYJ	9,901	33,595
Incap OYJ (A)	2,230	28,663
Kalmar OYJ, B Shares (A)	8,816	251,865
Kamux Corp.	8,572	38,415
Kemira OYJ	23,566	576,939
Kesko OYJ, A Shares	5,001	101,033
Kesko OYJ, B Shares	34,722	703,469
Kojamo OYJ (A)	23,744	248,651
Konecranes OYJ	15,647	1,100,180
Lassila & Tikanoja OYJ	5,954	60,348
Marimekko OYJ	7,820	108,146
Metsa Board OYJ, A Shares	1,067	9,420
Metsa Board OYJ, B Shares	35,043	242,495
Metso OYJ	20,752	210,550
Nokian Renkaat OYJ	13,845	131,243
Olvi OYJ, A Shares	3,242	110,099
Oma Saastopankki OYJ	1,470	22,555
Oriola OYJ, A Shares	8,342	9,201
Oriola OYJ, B Shares	18,342	19,164
Orion OYJ, Class A	8,076	424,742
Orion OYJ, Class B	17,165	909,321
Outokumpu OYJ	81,102	301,138
Pihlajalinna OYJ	2,615	28,643
Ponsse OYJ	2,617	65,411
Puuilo OYJ	5,879	66,883
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
QT Group OYJ (A)	3,412	$358,692
Raisio OYJ, V Shares	30,168	73,131
Rapala VMC OYJ (A)	5,592	15,514
Revenio Group OYJ	4,728	175,865
Sanoma OYJ	20,158	149,896
Scanfil OYJ	1,153	9,822
Taaleri OYJ	2,201	20,529
Talenom OYJ	1,935	10,390
Teleste OYJ (A)	3,860	10,449
Terveystalo OYJ (D)	20,703	231,261
TietoEVRY OYJ	20,244	424,879
Tokmanni Group Corp.	4,843	58,459
Vaisala OYJ, A Shares	4,721	250,282
Valmet OYJ (B)	34,522	990,310
Verkkokauppa.com OYJ (A)(B)	6,156	11,528
Wartsila OYJ ABP	42,641	940,470
WithSecure OYJ (A)	33,411	38,690
YIT OYJ	29,148	83,939
France 4.9%		27,016,933
ABC arbitrage	2,890	13,865
Accor SA	5,124	216,053
AKWEL SADIR (B)	2,819	31,607
Alstom SA (A)	56,369	1,149,332
Altamir	5,040	135,890
Alten SA	7,824	878,018
Arkema SA	8,525	790,930
Assystem SA (B)	2,021	114,053
Atos SE (A)(B)	8,172	7,334
Aubay	920	37,318
Axway Software SA (A)(B)	3,174	80,537
Ayvens SA (D)	6,392	44,195
Bastide le Confort Medical (A)	1,264	31,144
Beneteau SACA (B)	9,073	89,896
Boiron SA	1,579	57,378
Bonduelle SCA (B)	4,122	30,413
Bourbon Corp. (A)(C)	1,464	0
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,405
Catana Group (B)	5,106	29,219
CBo Territoria	8,257	32,290
Cegedim SA (A)	1,780	25,269
Cie des Alpes	4,910	75,836
Clariane SE (A)(B)	50,197	107,001
Coface SA	27,153	436,552
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
France (continued)
Derichebourg SA	27,555	$152,921
Ekinops SAS (A)	3,234	12,674
Electricite de Strasbourg SA	351	42,384
Elior Group SA (A)(D)	27,235	98,621
Elis SA	49,620	1,226,489
Equasens (B)	1,219	64,170
Eramet SA	2,441	191,728
Esso SA Francaise	145	21,372
Etablissements Maurel et Prom SA	21,880	127,359
Eurazeo SE	11,557	910,405
Eutelsat Communications SACA (A)(B)	33,918	161,293
Exclusive Networks SA (A)	3,871	100,204
Exel Industries SA, A Shares	466	24,465
Fnac Darty SA (B)	3,049	100,218
Foraco International SA (B)	20,584	35,436
Forvia SE	41,507	422,920
Gaumont SA (A)	489	47,737
Gaztransport Et Technigaz SA	8,528	1,254,679
GEA	126	10,731
GL Events SACA	2,052	39,254
Groupe Crit SA	1,108	76,617
Guerbet	1,938	74,398
Haulotte Group SA (A)(B)	3,951	13,224
ID Logistics Group SACA (A)	886	408,397
Imerys SA	8,463	283,399
Infotel SA	1,413	59,804
Interparfums SA	1,118	56,011
IPSOS SA	13,671	842,565
Jacquet Metals SACA	3,305	56,623
JCDecaux SE (A)	16,324	336,457
Kaufman & Broad SA	3,623	128,579
La Francaise De L’energie SACA (A)(B)	411	12,617
La Francaise des Jeux SAEM (D)	12,547	511,512
Laurent-Perrier	1,118	140,300
Lectra	832	25,973
Linedata Services	308	24,082
LISI SA	4,015	126,324
LNA Sante SA	2,041	59,081
Lumibird (A)(B)	2,952	35,653
Maisons du Monde SA (D)	4,620	17,859
Manitou BF SA	2,473	51,743
Mersen SA	5,599	190,948
Metropole Television SA	6,157	83,448
Neoen SA (D)	9,341	399,286
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Nexans SA	7,583	$979,159
Nexity SA (A)(B)	8,295	88,272
NRJ Group	6,595	57,502
Oeneo SA	2,485	28,001
Opmobility	13,772	132,326
Pierre Et Vacances SA (A)	26,760	41,142
Pluxee NV (A)	11,292	266,581
Quadient SA	7,870	150,751
Rexel SA	40,343	1,017,946
Robertet SA	59	57,695
Rubis SCA	21,235	683,130
Samse SACA	285	51,869
Savencia SA	1,501	82,270
SCOR SE	35,246	734,713
SEB SA	5,261	547,826
Seche Environnement SACA	598	64,539
SMCP SA (A)(D)	9,812	24,798
Societe BIC SA	6,058	409,324
Societe LDC SADIR	493	77,550
SOITEC (A)	3,207	400,478
Sopra Steria Group	4,177	805,398
SPIE SA	36,480	1,472,663
Stef SA	994	158,396
Synergie SE (A)	3,038	107,779
Technip Energies NV	35,184	837,156
Teleperformance SE	7,392	805,461
Television Francaise 1 SA	12,835	114,450
Thermador Groupe	1,782	154,021
Tikehau Capital SCA (B)	7,030	172,717
Trigano SA	2,442	285,738
Ubisoft Entertainment SA (A)	12,686	240,393
Valeo SE	44,792	477,188
Vallourec SACA (A)	51,403	821,445
Verallia SA (D)	18,813	558,169
Vetoquinol SA	409	43,357
Vicat SACA	4,993	173,429
VIEL & Cie SA	6,888	77,191
Virbac SACA	329	125,703
Viridien (A)	1,713	75,174
Voltalia SA (A)(B)	2,523	22,972
Vranken-Pommery Monopole SA	923	14,763
Wavestone	1,532	97,003
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
Georgia 0.1%		$406,757
Georgia Capital PLC (A)	5,972	80,285
TBC Bank Group PLC	7,883	326,472
Germany 5.5%		30,041,418
1&1 AG	9,332	148,749
7C Solarparken AG	13,672	33,376
Adesso SE (B)	836	61,275
Adtran Networks SE	1,275	27,089
AIXTRON SE	2,336	44,925
All for One Group SE	784	41,601
Allgeier SE	2,876	50,460
AlzChem Group AG	245	13,053
Amadeus Fire AG	1,613	166,109
Atoss Software SE	2,508	385,982
Aurubis AG (B)	8,535	645,239
Auto1 Group SE (A)(D)	3,174	32,362
Basler AG (A)	3,699	39,684
BayWa AG (A)(B)	4,453	57,944
Bechtle AG	23,235	1,001,221
Bertrandt AG	1,677	43,005
Bijou Brigitte AG	1,210	46,279
Bilfinger SE	9,129	481,135
Borussia Dortmund GmbH & Company KGaA (A)(B)	26,247	109,541
BRANICKS Group AG (A)(B)	14,590	33,232
CANCOM SE (B)	2,851	85,497
CECONOMY AG (A)	43,742	128,270
CENIT AG	2,412	30,024
Cewe Stiftung & Company KGAA	1,593	179,007
CompuGroup Medical SE & Company KgaA (B)	7,404	127,418
CTS Eventim AG & Company KGaA	12,399	1,167,936
Data Modul AG	635	18,172
Dermapharm Holding SE	4,930	189,019
Deutsche Beteiligungs AG	3,815	106,211
Deutsche EuroShop AG	2,559	64,841
Deutsche Pfandbriefbank AG (A)(B)(D)	38,351	212,251
Deutsche Wohnen SE	2,954	70,251
Deutz AG	29,998	157,518
Dr. Hoenle AG (A)	1,598	27,882
Draegerwerk AG & Company KGaA	915	44,749
Duerr AG	14,376	315,419
DWS Group GmbH & Company KGaA (D)	5,898	228,489
Eckert & Ziegler SE	4,205	201,651
Elmos Semiconductor SE	1,618	146,745
ElringKlinger AG (B)	9,007	41,903
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Encavis AG (A)	33,373	$636,474
Energiekontor AG	1,970	125,972
Evonik Industries AG	4,602	102,116
Evotec SE (A)(B)	14,044	103,586
Fielmann Group AG	6,760	329,999
flatexDEGIRO AG	16,288	235,867
FORTEC Elektronik AG	601	12,680
Fraport AG Frankfurt Airport Services Worldwide (A)	10,028	507,456
Freenet AG	35,635	1,038,228
Friedrich Vorwerk Group SE	862	21,666
FUCHS SE	8,183	280,457
GEA Group AG	32,726	1,539,621
Gerresheimer AG	10,784	1,236,566
Gesco SE	3,093	48,158
GFT Technologies SE	5,489	130,543
GRENKE AG	2,025	56,966
H&R GmbH & Company KGaA	6,074	25,734
Hamburger Hafen und Logistik AG	9,289	152,398
Hawesko Holding SE	828	24,438
Heidelberger Druckmaschinen AG (A)	82,182	94,987
HelloFresh SE (A)	14,005	115,172
Hensoldt AG	10,475	392,065
HOCHTIEF AG	4,198	513,744
Hornbach Holding AG & Company KGaA	2,589	228,314
HUGO BOSS AG (B)	7,483	312,315
Indus Holding AG	4,664	115,527
Init Innovation in Traffic Systems SE	1,986	81,409
Instone Real Estate Group SE (D)	11,939	120,844
IVU Traffic Technologies AG	1,803	27,986
Jenoptik AG	14,234	443,990
JOST Werke SE (D)	3,523	156,785
K+S AG (B)	45,391	537,295
KION Group AG	14,991	583,842
Kloeckner & Company SE	974	5,593
Knaus Tabbert AG (B)	893	31,133
Koenig & Bauer AG (A)	4,359	48,318
Krones AG	3,928	538,500
KSB SE & Company KGaA	73	51,639
KWS Saat SE & Company KGaA (B)	2,984	225,481
LANXESS AG	17,796	502,583
LEG Immobilien SE	17,777	1,716,724
Leifheit AG (B)	2,841	53,723
Mediclin AG (A)	8,179	22,691
Medios AG (A)	1,742	32,587
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
METRO AG	31,305	$164,742
MLP SE	22,937	147,225
Mutares SE & Company KGaA	3,006	102,069
Nagarro SE (A)(B)	2,361	201,112
New Work SE	869	66,569
Nexus AG	273	14,486
Norma Group SE	9,011	146,827
OHB SE	2,007	97,603
PATRIZIA SE	12,544	113,651
Pfeiffer Vacuum Technology AG	269	45,190
PNE AG (B)	2,506	35,782
ProCredit Holding AG	1,070	10,104
ProSiebenSat.1 Media SE (B)	40,871	259,936
Puma SE	16,980	732,825
PVA TePla AG (A)	5,294	87,187
PWO AG	386	13,108
q.beyond AG (A)	10,199	9,233
R Stahl AG (A)	823	16,551
SAF-Holland SE	11,092	212,581
Salzgitter AG (B)	8,146	142,868
Secunet Security Networks AG (B)	413	47,426
SFC Energy AG (A)	541	12,417
SGL Carbon SE (A)(B)	17,099	107,508
Siltronic AG (B)	4,623	377,223
Sirius Real Estate, Ltd.	40,541	52,208
Sixt SE (B)	3,676	259,274
SMA Solar Technology AG	3,759	87,064
Stabilus SE	7,850	343,749
STRATEC SE	1,576	76,481
Stroeer SE & Company KGaA	9,415	616,048
Suedzucker AG	16,417	220,967
Surteco Group SE (A)	2,163	35,859
SUSS MicroTec SE	6,541	421,997
TAG Immobilien AG (A)	53,927	886,208
Takkt AG	7,217	83,388
TeamViewer SE (A)(D)	35,026	484,648
Technotrans SE	2,893	53,772
thyssenkrupp AG	118,326	418,874
TUI AG (A)	24,238	159,922
TUI AG (London Stock Exchange) (A)	4,460	29,373
United Internet AG	16,891	356,939
Verbio SE (B)	4,798	91,877
Vossloh AG	2,886	153,323
Wacker Chemie AG (B)	2,957	285,888
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Wacker Neuson SE	8,576	$138,007
Washtec AG (B)	4,217	170,874
Westwing Group SE (A)	3,087	26,074
Wuestenrot & Wuerttembergische AG	6,426	87,225
Zalando SE (A)(D)	27,175	704,572
Zeal Network SE	1,663	64,898
Gibraltar 0.0%		8,751
Evoke PLC (A)	10,003	8,751
Greece 0.0%		87,544
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
Okeanis Eco Tankers Corp. (A)(D)	2,804	87,507
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		31,341
GronlandsBANKEN A/S	313	31,341
Hong Kong 1.6%		8,653,435
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	44,106
Allied Group, Ltd. (A)	360,000	68,746
Analogue Holdings, Ltd.	44,000	5,175
APAC Resources, Ltd.	242,182	28,857
Asia Financial Holdings, Ltd.	94,000	45,817
Asia Standard International Group, Ltd. (A)	236,000	12,069
ASMPT, Ltd.	23,700	267,473
Associated International Hotels, Ltd.	26,000	18,282
Bright Smart Securities & Commodities Group, Ltd.	132,000	26,493
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	0
Build King Holdings, Ltd.	150,000	18,228
Burwill Holdings, Ltd. (A)(C)	1,216,000	0
Cafe de Coral Holdings, Ltd.	78,000	80,692
Century City International Holdings, Ltd. (A)	452,000	9,169
Chevalier International Holdings, Ltd.	45,524	26,291
China Energy Development Holdings, Ltd. (A)	2,938,000	29,343
China Motor Bus Company, Ltd.	6,400	42,423
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	38,937
Chinese Estates Holdings, Ltd. (A)	183,500	29,060
Chinney Investments, Ltd.	36,000	3,184
Chow Sang Sang Holdings International, Ltd.	80,000	67,976
Chuang’s China Investments, Ltd. (A)	90,000	1,111
Chuang’s Consortium International, Ltd. (A)	340,021	15,531
CITIC Telecom International Holdings, Ltd.	382,000	112,082
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Hong Kong (continued)
C-Mer Medical Holdings, Ltd. (A)(B)	114,000	$32,337
Convoy Global Holdings, Ltd. (A)(C)	630,000	0
Cowell e Holdings, Inc. (A)(B)	48,000	140,932
Crystal International Group, Ltd. (D)	51,500	24,410
CSC Holdings, Ltd. (A)	4,597,500	16,041
CSI Properties, Ltd. (A)	1,976,333	19,999
Dah Sing Banking Group, Ltd.	112,848	97,858
Dah Sing Financial Holdings, Ltd.	38,344	113,327
DFI Retail Group Holdings, Ltd.	13,700	25,463
Dickson Concepts International, Ltd.	63,500	38,936
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	39,778
Eagle Nice International Holdings, Ltd.	46,000	25,639
EC Healthcare (B)	82,000	9,856
EcoGreen International Group, Ltd. (A)(C)	76,000	16,666
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Entertainment Hotel, Ltd.	117,660	4,673
Emperor International Holdings, Ltd.	508,250	15,920
Emperor Watch & Jewellery, Ltd.	1,270,000	25,481
ENM Holdings, Ltd. (A)	368,000	13,410
Esprit Holdings, Ltd. (A)	525,375	6,890
ESR Group, Ltd. (D)	98,200	151,546
Fairwood Holdings, Ltd.	30,500	28,185
Far East Consortium International, Ltd.	400,275	62,571
First Pacific Company, Ltd.	508,000	270,928
FSE Lifestyle Services, Ltd.	13,000	9,049
Genting Hong Kong, Ltd. (A)(C)	550,000	1
Giordano International, Ltd.	259,708	56,879
Glorious Sun Enterprises, Ltd.	146,000	19,666
Golden Resources Development International, Ltd.	298,000	15,960
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	0
GR Life Style Company, Ltd. (A)	184,000	9,445
Great Eagle Holdings, Ltd.	55,874	79,929
G-Resources Group, Ltd.	114,080	34,964
Guotai Junan International Holdings, Ltd.	744,600	59,825
Hang Lung Group, Ltd.	179,000	204,196
Hang Lung Properties, Ltd.	70,000	53,107
Hanison Construction Holdings, Ltd.	143,631	7,476
Hao Tian International Construction Investment Group, Ltd. (A)(B)	136,000	8,140
Harbour Centre Development, Ltd. (A)	37,500	23,988
HKBN, Ltd.	190,500	65,513
HKR International, Ltd. (A)	361,840	51,547
Hon Kwok Land Investment Company, Ltd.	64,000	10,487
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Hong Kong Ferry Holdings Company, Ltd.	64,000	$34,150
Hong Kong Technology Venture Company, Ltd. (A)	45,214	9,796
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	7,074
Hongkong Chinese, Ltd.	224,000	6,929
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	0
Hutchison Port Holdings Trust	945,900	122,053
Hutchison Telecommunications Hong Kong Holdings, Ltd. (B)	366,000	45,031
Hysan Development Company, Ltd.	132,000	212,239
International Housewares Retail Company, Ltd.	95,000	14,002
IPE Group, Ltd. (A)	220,000	13,847
ITC Properties Group, Ltd. (A)	136,252	6,713
Jacobson Pharma Corp., Ltd.	176,000	13,694
Johnson Electric Holdings, Ltd.	81,710	111,758
K Wah International Holdings, Ltd. (B)	250,000	54,982
Kader Holdings Company, Ltd. (A)	14,000	504
Keck Seng Investments Hong Kong, Ltd.	19,000	5,183
Kerry Logistics Network, Ltd.	82,000	73,500
Kerry Properties, Ltd.	122,500	229,112
Kingmaker Footwear Holdings, Ltd.	54,000	5,181
Kowloon Development Company, Ltd.	71,048	31,117
Lai Sun Development Company, Ltd. (A)	127,179	10,670
Lai Sun Garment International, Ltd. (A)	70,269	5,212
Langham Hospitality Investments, Ltd. (A)	390,250	23,472
Lerthai Group, Ltd. (A)(C)	18,000	2,054
Lippo, Ltd. (A)	31,250	3,154
Liu Chong Hing Investment, Ltd.	76,000	39,039
Luk Fook Holdings International, Ltd.	78,000	144,486
Man Wah Holdings, Ltd.	292,400	172,941
Mandarin Oriental International, Ltd.	48,800	77,658
MH Development, Ltd. (A)(C)	124,000	0
Miramar Hotel & Investment	86,000	104,862
Modern Dental Group, Ltd.	87,000	42,026
National Electronics Holdings	88,000	5,421
National United Resources Holdings, Ltd. (A)	109,000	429
New World Development Company, Ltd. (B)	134,000	134,120
Nissin Foods Company, Ltd.	43,000	23,634
NWS Holdings, Ltd.	290,000	263,547
Oriental Watch Holdings	84,378	36,163
Oshidori International Holdings, Ltd. (A)	1,540,200	25,343
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,098,000	301,271
Pacific Textiles Holdings, Ltd.	204,000	40,240
Paliburg Holdings, Ltd. (A)	101,380	8,007
Paradise Entertainment, Ltd. (A)	52,000	5,635
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
PC Partner Group, Ltd.	56,000	$32,101
PCCW, Ltd.	876,773	495,351
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	87,000	26,708
Pico Far East Holdings, Ltd.	254,000	56,909
Playmates Holdings, Ltd.	640,000	45,015
Plover Bay Technologies, Ltd.	88,000	43,871
PT International Development Company, Ltd. (A)	679,990	3,665
Public Financial Holdings, Ltd. (A)	126,000	19,657
Realord Group Holdings, Ltd. (A)(B)	30,000	20,544
Regal Hotels International Holdings, Ltd. (A)	117,200	40,190
Regina Miracle International Holdings, Ltd. (D)	67,000	18,804
Sa Sa International Holdings, Ltd.	146,000	12,680
SAS Dragon Holdings, Ltd.	84,000	42,988
SEA Holdings, Ltd. (B)	68,484	12,743
Shangri-La Asia, Ltd.	280,000	171,701
Shun Tak Holdings, Ltd. (A)	385,250	32,050
Singamas Container Holdings, Ltd.	270,000	24,260
SJM Holdings, Ltd. (A)(B)	266,000	80,834
SmarTone Telecommunications Holdings, Ltd.	73,089	35,941
Solomon Systech International, Ltd. (A)	266,000	12,085
Soundwill Holdings, Ltd.	39,500	27,182
Stella International Holdings, Ltd.	123,000	233,260
Sun Hung Kai & Company, Ltd.	129,318	42,519
SUNeVision Holdings, Ltd.	173,000	74,298
TAI Cheung Holdings, Ltd.	115,000	46,119
Tan Chong International, Ltd.	63,000	10,414
Television Broadcasts, Ltd. (A)	75,600	31,590
Texhong International Group, Ltd. (A)	42,000	19,225
Texwinca Holdings, Ltd.	224,000	25,180
The Bank of East Asia, Ltd.	176,508	224,528
The Hongkong & Shanghai Hotels, Ltd.	116,523	75,992
Theme International Holdings, Ltd.	350,000	17,673
Town Health International Medical Group, Ltd.	308,000	10,642
Tradelink Electronic Commerce, Ltd.	186,000	22,153
Transport International Holdings, Ltd.	90,631	95,397
United Laboratories International Holdings, Ltd.	210,500	239,955
Up Energy Development Group, Ltd. (A)(C)	898,000	1,486
Upbest Group, Ltd.	8,000	819
Value Partners Group, Ltd. (B)	249,000	44,613
Valuetronics Holdings, Ltd.	86,150	39,671
Vedan International Holdings, Ltd.	168,000	10,409
Vitasoy International Holdings, Ltd.	180,000	111,658
Vobile Group, Ltd. (A)(B)	60,000	11,088
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
VSTECS Holdings, Ltd.	108,400	$59,554
VTech Holdings, Ltd.	32,400	209,828
Wai Kee Holdings, Ltd. (A)	72,000	6,678
Wang On Group, Ltd. (A)	1,780,000	6,375
Wealthink AI-Innovation Capital, Ltd. (A)	228,000	2,993
Wing On Company International, Ltd.	28,000	44,866
Wing Tai Properties, Ltd.	118,000	28,204
Xinyi Glass Holdings, Ltd.	15,000	13,508
Yue Yuen Industrial Holdings, Ltd.	158,000	272,834
Yunfeng Financial Group, Ltd. (A)	46,000	5,311
Zhaobangji Lifestyle Holdings, Ltd. (A)(B)	632,000	11,004
Ireland 0.5%		2,880,858
C&C Group PLC	100,495	206,665
Cairn Homes PLC	114,581	245,920
COSMO Pharmaceuticals NV	2,339	220,046
Dalata Hotel Group PLC	25,673	125,002
FBD Holdings PLC	7,166	106,934
Glanbia PLC	35,989	638,111
Glenveagh Properties PLC (A)(D)	59,988	95,183
Grafton Group PLC, CHESS Depositary Interest	47,621	675,918
Greencore Group PLC (A)	156,014	383,469
Hostelworld Group PLC (A)(D)	15,666	29,825
Irish Continental Group PLC	20,593	123,963
Permanent TSB Group Holdings PLC (A)	16,886	29,822
Isle of Man 0.1%		593,671
Playtech PLC (A)	61,413	524,804
Strix Group PLC (B)	62,220	68,867
Israel 1.0%		5,626,458
Adgar Investment and Development, Ltd. (A)	21,013	26,304
Afcon Holdings, Ltd. (A)	677	17,721
AFI Properties, Ltd. (A)	4,473	207,317
Africa Israel Residences, Ltd.	1,267	81,796
Airport City, Ltd. (A)	1	8
Alarum Technologies, Ltd. (A)	4,602	6,153
Allot, Ltd. (A)	10,164	33,698
Alrov Properties and Lodgings, Ltd. (A)	2,069	77,960
Arad, Ltd.	2,993	39,533
Ashdod Refinery, Ltd.	2,625	41,445
Ashtrom Group, Ltd. (A)	1	8
AudioCodes, Ltd.	1,275	13,681
Aura Investments, Ltd.	15,015	68,451
Automatic Bank Services, Ltd.	2,098	8,254
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Israel (continued)
Avgol Industries 1953, Ltd. (A)	33,538	$12,303
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	94,900
Bet Shemesh Engines Holdings 1997, Ltd.	1,598	103,818
Blue Square Real Estate, Ltd.	1,082	84,065
Brainsway, Ltd. (A)	3,324	13,039
Carasso Motors, Ltd.	7,344	40,071
Cellcom Israel, Ltd. (A)	22,203	97,253
Ceragon Networks, Ltd. (A)	14,289	42,581
Clal Insurance Enterprises Holdings, Ltd. (A)	10,695	173,502
Compugen, Ltd. (A)	11,211	22,342
Danel Adir Yeoshua, Ltd.	865	78,505
Danya Cebus, Ltd.	595	13,845
Delek Automotive Systems, Ltd.	4,942	30,158
Delta Galil, Ltd.	738	33,565
Delta Israel Brands, Ltd.	611	10,609
Dor Alon Energy in Israel 1988, Ltd. (A)	1,475	30,387
Doral Group Renewable Energy Resources, Ltd. (A)	12,452	42,677
Duniec Brothers, Ltd. (A)	388	22,043
El Al Israel Airlines (A)	11,807	19,161
Electra Consumer Products 1970, Ltd. (A)	2,312	49,872
Electra Real Estate, Ltd.	5,828	62,642
Energix-Renewable Energies, Ltd.	1	3
Equital, Ltd. (A)	2,585	87,169
First International Bank of Israel, Ltd.	1	25
FMS Enterprises Migun, Ltd.	748	28,587
Formula Systems 1985, Ltd.	1,240	96,402
Fox Wizel, Ltd.	510	37,726
Gilat Satellite Networks, Ltd. (A)	9,149	42,487
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	3,491
Globrands, Ltd.	85	9,401
Hamat Group, Ltd. (A)	3,347	10,395
IDI Insurance Company, Ltd.	1,968	66,379
IES Holdings, Ltd. (A)	762	43,614
Ilex Medical, Ltd.	1,319	23,699
Inrom Construction Industries, Ltd.	25,840	81,790
Isracard, Ltd.	37,464	132,822
Israel Land Development Company, Ltd. (A)	5,117	44,357
Isras Investment Company, Ltd.	333	66,605
Issta, Ltd. (A)	1,875	37,882
Kamada, Ltd. (A)	7,673	44,363
Kardan Real Estate Enterprise & Development, Ltd.	14,670	18,559
Kerur Holdings, Ltd.	1,291	23,482
Klil Industries, Ltd. (A)	300	16,148
Kvutzat Acro, Ltd.	2,687	33,012
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Lapidoth Capital, Ltd.	581	$8,762
Levinstein Properties, Ltd.	1,350	22,937
M Yochananof & Sons, Ltd.	1,229	75,345
Magic Software Enterprises, Ltd.	5,947	65,313
Malam - Team, Ltd. (A)	2,400	36,990
Max Stock, Ltd.	6,001	16,080
Maytronics, Ltd.	1,544	4,819
Mediterranean Towers, Ltd.	22,244	47,890
Mega Or Holdings, Ltd.	4,285	113,453
Meitav Investment House, Ltd.	8,133	41,116
Meshulam Levinstein Contracting & Engineering, Ltd.	125	8,792
Migdal Insurance & Financial Holdings, Ltd.	15,276	19,490
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,205	55,845
Mizrahi Tefahot Bank, Ltd.	1	26
Nawi Group, Ltd.	4,915	38,757
Nayax, Ltd. (A)	703	16,803
Neto Malinda Trading, Ltd. (A)	532	9,400
Next Vision Stabilized Systems, Ltd.	6,209	80,508
Nexxen International, Ltd. (A)	17,934	69,664
Nexxen International, Ltd., ADR (A)	1,500	11,715
Novolog, Ltd.	76,556	33,222
Oil Refineries, Ltd.	510,008	132,585
One Software Technologies, Ltd.	9,249	121,182
OY Nofar Energy, Ltd. (A)	1,820	44,406
Palram Industries 1990, Ltd.	2,166	36,159
Partner Communications Company, Ltd. (A)	27,024	118,979
Paz Oil Company, Ltd.	915	99,615
Perion Network, Ltd. (A)	3,971	34,603
Plasson Industries, Ltd.	710	26,002
Plus500, Ltd.	22,254	756,801
Prashkovsky Investments and Construction, Ltd.	929	21,267
Priortech, Ltd. (A)	1,906	94,934
Qualitau, Ltd.	762	29,452
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	105,016
Retailors, Ltd.	2,095	37,594
Sano-Brunos Enterprises, Ltd.	577	49,555
Scope Metals Group, Ltd. (A)	1,864	53,489
Shikun & Binui, Ltd. (A)	1	1
Summit Real Estate Holdings, Ltd.	7,898	113,514
Tadiran Group, Ltd.	651	36,196
Tamar Petroleum, Ltd. (D)	9,668	52,647
Tel Aviv Stock Exchange, Ltd.	15,875	135,258
Telsys, Ltd.	899	43,853
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Israel (continued)
Tiv Taam Holdings 1, Ltd.	11,851	$18,501
Tower Semiconductor, Ltd. (A)	1	28
Victory Supermarket Chain, Ltd.	2,484	30,047
YD More Investments, Ltd.	4,219	9,780
Italy 4.0%		22,085,806
A2A SpA	411,108	938,491
Abitare In SpA	2,502	11,807
ACEA SpA	11,100	205,452
Amplifon SpA	15,711	508,048
Anima Holding SpA (D)	50,273	281,154
Aquafil SpA (A)(B)	5,089	13,201
Arnoldo Mondadori Editore SpA	34,841	100,967
Ascopiave SpA	15,722	47,147
Avio SpA	3,244	46,644
Azimut Holding SpA	29,750	753,054
Banca Generali SpA	14,812	662,074
Banca IFIS SpA	6,155	144,940
Banca Mediolanum SpA	20,715	254,120
Banca Monte dei Paschi di Siena SpA	246,684	1,439,187
Banca Popolare di Sondrio SpA	99,402	770,530
Banca Profilo SpA (B)	121,842	26,959
Banca Sistema SpA (D)	14,130	23,553
Banco di Desio e della Brianza SpA	13,389	71,911
BasicNet SpA	3,403	11,510
BFF Bank SpA (D)	23,374	253,648
Biesse SpA	1,347	13,286
BPER Banca SpA	264,063	1,482,874
Brembo NV	24,754	290,051
Brunello Cucinelli SpA	8,701	856,124
Buzzi SpA	26,461	1,039,882
Cairo Communication SpA	11,864	28,587
Carel Industries SpA (D)	10,756	213,824
Cembre SpA	521	22,639
Cementir Holding NV	13,404	146,222
CIR SpA-Compagnie Industriali (A)	185,613	124,947
Credito Emiliano SpA	21,346	244,174
Danieli & C Officine Meccaniche SpA	3,458	127,673
Danieli & C Officine Meccaniche SpA, Savings Shares	10,269	287,594
doValue SpA (A)(B)(D)	11,526	20,468
Elica SpA (B)	10,005	19,911
Emak SpA	21,737	24,254
Enav SpA (D)	32,261	142,066
ERG SpA	712	19,294
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Esprinet SpA (A)	7,769	$45,034
Eurotech SpA (A)(B)	2,935	4,317
Fila SpA	5,080	51,808
FinecoBank SpA	4,761	81,682
FNM SpA	72,366	35,332
Garofalo Health Care SpA (A)	6,031	35,376
Gefran SpA	1,600	15,412
GPI SpA	784	10,392
Hera SpA	207,079	798,476
Illimity Bank SpA (B)	13,329	71,815
IMMSI SpA (B)	49,890	32,158
Intercos SpA	2,937	51,946
Interpump Group SpA	10,768	475,421
Iren SpA	163,174	353,640
Italgas SpA	124,590	700,994
Italmobiliare SpA	3,035	96,305
Iveco Group NV	46,119	488,439
Leonardo SpA	11,543	294,465
LU-VE SpA	2,562	74,830
Maire SpA	46,477	404,171
MARR SpA	2,427	31,634
MFE-MediaForEurope NV, Class A	37,889	124,413
MFE-MediaForEurope NV, Class B (B)	12,247	54,012
Moltiply Group SpA	4,497	186,156
Newlat Food SpA (A)	1,582	21,785
Nexi SpA (A)(D)	12,607	88,217
Orsero SpA	2,504	35,756
OVS SpA (D)	53,222	165,526
Pharmanutra SpA (B)	1,031	61,685
Piaggio & C SpA	39,172	116,877
Piovan SpA (D)	1,138	17,346
Pirelli & C. SpA (D)	75,882	461,646
RAI Way SpA (D)	21,130	118,516
Reply SpA	5,614	889,086
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	37,439
Sabaf SpA	2,928	58,255
Safilo Group SpA (A)	50,543	68,921
Saipem SpA (A)	182,539	411,055
Salcef Group SpA	543	15,511
Salvatore Ferragamo SpA (B)	13,934	115,659
Sanlorenzo SpA	1,358	56,924
Sesa SpA	1,890	203,325
Sogefi SpA	18,590	44,409
SOL SpA	8,803	351,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Italy (continued)
Tamburi Investment Partners SpA	23,545	$248,275
Technogym SpA (D)	36,421	394,544
Telecom Italia SpA (A)(B)	1,798,581	476,025
The Italian Sea Group SpA	991	10,137
TXT e-solutions SpA	564	16,179
Unieuro SpA (D)	3,490	44,865
Unipol Gruppo SpA	102,648	1,090,631
Webuild SpA	63,047	174,554
Wiit SpA	587	13,669
Zignago Vetro SpA	7,436	90,580
Japan 23.4%		128,953,418
&Do Holdings Company, Ltd.	2,600	19,052
A&D HOLON Holdings Company, Ltd.	6,900	120,634
Achilles Corp.	3,200	33,851
AD Works Group Company, Ltd.	10,540	15,441
Adastria Company, Ltd.	6,340	156,878
ADEKA Corp.	20,091	419,319
Ad-sol Nissin Corp.	2,800	34,787
Adtec Plasma Technology Company, Ltd.	1,400	18,554
Advan Group Company, Ltd.	5,800	37,919
Advanced Media, Inc.	1,400	11,132
Adventure, Inc.	600	15,159
Aeon Delight Company, Ltd.	4,700	130,550
Aeon Fantasy Company, Ltd.	2,200	35,676
AEON Financial Service Company, Ltd. (B)	14,900	136,418
Aeon Hokkaido Corp.	7,700	48,141
Aeon Kyushu Company, Ltd.	900	18,229
Agro-Kanesho Company, Ltd.	2,800	26,878
Ahresty Corp.	4,700	21,240
Ai Holdings Corp.	8,400	146,526
Aica Kogyo Company, Ltd.	12,700	291,981
Aichi Corp.	6,400	49,327
Aichi Financial Group, Inc.	1,190	19,973
Aichi Steel Corp.	2,600	58,700
Aichi Tokei Denki Company, Ltd.	2,400	33,501
Aida Engineering, Ltd.	11,400	61,266
Aiful Corp.	58,500	133,732
Ain Holdings, Inc.	5,700	206,875
Ainavo Holdings Company, Ltd.	2,400	21,720
Aiphone Company, Ltd.	2,800	56,760
Airport Facilities Company, Ltd.	9,200	36,801
Airtrip Corp.	4,600	40,346
Aisan Industry Company, Ltd.	8,500	86,438
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
AIT Corp.	2,300	$26,696
Aizawa Securities Group Company, Ltd.	1,800	25,361
Ajis Company, Ltd.	1,600	28,012
Akatsuki Corp.	6,800	21,973
Akatsuki, Inc.	1,900	27,387
Akebono Brake Industry Company, Ltd. (A)	25,300	24,941
Albis Company, Ltd.	2,200	41,598
Alconix Corp.	8,400	81,166
Alinco, Inc.	5,400	37,542
Alleanza Holdings Company, Ltd.	2,600	20,005
Alpen Company, Ltd.	3,800	56,286
Alpha Corp.	2,500	21,199
Alpha Systems, Inc.	500	9,945
Alps Alpine Company, Ltd. (B)	41,200	442,445
Alps Logistics Company, Ltd.	2,300	90,860
Altech Corp.	4,330	79,355
Amano Corp.	14,100	424,954
Amiyaki Tei Company, Ltd.	1,000	38,835
Amuse, Inc.	3,900	40,163
Amvis Holdings, Inc.	5,200	88,222
Anabuki Kosan, Inc.	1,000	14,125
Anest Iwata Corp.	9,100	79,521
AnGes, Inc. (A)	6,300	2,845
Anicom Holdings, Inc.	19,300	87,583
AOI Electronics Company, Ltd.	1,000	16,875
AOKI Holdings, Inc.	8,400	72,855
Aoyama Trading Company, Ltd.	11,200	110,796
Aoyama Zaisan Networks Company, Ltd.	5,700	52,320
Aozora Bank, Ltd. (B)	9,600	177,537
Arakawa Chemical Industries, Ltd.	4,400	37,791
Arata Corp.	7,700	187,421
Araya Industrial Company, Ltd.	1,200	42,877
ARCLANDS Corp.	11,211	133,786
Arcs Company, Ltd. (B)	11,184	195,300
ARE Holdings, Inc.	18,600	236,121
Arealink Company, Ltd.	4,800	54,789
Argo Graphics, Inc.	4,200	146,028
Arisawa Manufacturing Company, Ltd.	9,500	99,565
Artience Company, Ltd.	8,900	229,204
Artnature, Inc.	6,300	35,624
As One Corp.	7,600	153,738
Asahi Company, Ltd.	5,200	56,038
Asahi Diamond Industrial Company, Ltd.	12,000	73,187
Asahi Intelligence Service Company, Ltd.	600	6,534
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Japan (continued)
Asahi Kogyosha Company, Ltd.	4,000	$38,226
Asahi Net, Inc.	6,800	31,554
Asahi Printing Company, Ltd.	3,100	20,045
Asahi Yukizai Corp.	3,200	92,537
Asanuma Corp.	17,500	84,083
Asax Company, Ltd.	4,100	21,049
Ashimori Industry Company, Ltd.	1,599	26,444
Asia Pile Holdings Corp.	7,600	45,483
ASKA Pharmaceutical Holdings Company, Ltd.	5,200	84,480
ASKUL Corp.	10,400	151,300
Astena Holdings Company, Ltd.	12,400	44,419
Asti Corp.	700	13,286
Atrae, Inc. (A)	5,200	30,454
Aucnet, Inc.	3,000	49,393
Autobacs Seven Company, Ltd.	16,900	173,741
Avant Group Corp.	6,000	75,563
Avex, Inc.	8,700	85,961
Axial Retailing, Inc.	16,400	107,002
Axxzia, Inc.	1,300	7,641
Axyz Company, Ltd.	500	9,680
AZ-COM MARUWA Holdings, Inc.	10,100	77,374
AZOOM Company, Ltd.	300	11,523
Bando Chemical Industries, Ltd. (B)	8,200	104,082
Bank of the Ryukyus, Ltd.	9,600	71,541
Base Company, Ltd.	1,800	39,987
Beauty Garage, Inc.	2,200	23,649
Belc Company, Ltd.	2,700	116,100
Bell System24 Holdings, Inc.	7,800	81,262
Belluna Company, Ltd.	13,500	68,973
Bengo4.com, Inc. (A)	100	2,274
Bic Camera, Inc.	22,300	255,212
B-Lot Company, Ltd.	3,400	23,446
BML, Inc.	5,200	98,125
Bookoff Group Holdings, Ltd.	2,900	26,979
Bourbon Corp.	2,600	42,562
Br. Holdings Corp.	9,900	24,398
BrainPad, Inc.	5,100	31,717
BRONCO BILLY Company, Ltd.	500	12,290
Bull-Dog Sauce Company, Ltd.	2,800	36,252
Bunka Shutter Company, Ltd.	11,300	141,401
Business Brain Showa-Ota, Inc.	2,300	30,587
Business Engineering Corp.	1,500	44,024
BuySell Technologies Company, Ltd.	500	18,892
C Uyemura & Company, Ltd.	2,500	184,510
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
CAC Holdings Corp.	3,500	$42,369
Canon Electronics, Inc.	5,500	86,330
Careerlink Company, Ltd.	1,500	25,688
Carenet, Inc.	4,800	22,363
Carlit Company, Ltd.	5,500	43,296
Casio Computer Company, Ltd.	1,100	8,838
Cawachi, Ltd.	4,000	73,991
Celsys, Inc.	10,300	67,721
Central Automotive Products, Ltd.	3,200	113,520
Central Glass Company, Ltd.	5,486	135,864
Central Security Patrols Company, Ltd.	2,600	48,555
Central Sports Company, Ltd.	2,400	41,288
Change Holdings, Inc. (B)	4,800	47,501
Charm Care Corp. KK	5,400	55,463
Chino Corp.	2,500	39,814
Chiyoda Company, Ltd.	7,200	43,720
Chiyoda Corp. (A)	20,900	45,457
Chiyoda Integre Company, Ltd.	2,500	61,585
Chofu Seisakusho Company, Ltd.	4,700	65,823
Chori Company, Ltd.	3,100	76,295
Chubu Shiryo Company, Ltd.	6,400	67,899
Chudenko Corp.	7,000	154,981
Chuetsu Pulp & Paper Company, Ltd.	3,300	31,167
Chugai Ro Company, Ltd.	1,100	21,189
Chugin Financial Group, Inc.	36,900	391,528
Chugoku Marine Paints, Ltd.	9,300	129,807
Chuo Gyorui Company, Ltd.	300	6,460
Chuo Spring Company, Ltd.	6,400	51,130
Chuo Warehouse Company, Ltd.	2,600	24,592
CI Takiron Corp.	10,900	65,052
Citizen Watch Company, Ltd. (B)	47,200	306,789
CKD Corp.	13,600	277,779
CK-San-Etsu Company, Ltd.	800	18,854
Cleanup Corp.	7,100	35,926
CMK Corp.	10,800	34,200
COLOPL, Inc.	17,900	71,864
Colowide Company, Ltd. (B)	19,300	233,462
Computer Engineering & Consulting, Ltd.	1,800	23,589
Computer Institute of Japan, Ltd.	14,610	44,215
Comture Corp.	6,600	74,346
COOKPAD, Inc. (A)	7,200	9,960
Core Corp.	2,100	26,549
Corona Corp.	5,000	31,981
Cosel Company, Ltd.	6,600	55,687
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Cota Company, Ltd.	5,801	$66,944
CRE, Inc.	2,500	24,965
Create Restaurants Holdings, Inc. (B)	28,600	206,407
Create SD Holdings Company, Ltd.	6,900	154,206
Creek & River Company, Ltd.	3,400	34,629
Cresco, Ltd.	8,400	75,118
CrowdWorks, Inc. (A)	2,000	18,892
CTI Engineering Company, Ltd.	2,500	81,137
CTS Company, Ltd.	7,600	44,184
Cube System, Inc.	4,500	33,440
Curves Holdings Company, Ltd.	14,300	78,577
Cyber Security Cloud, Inc. (A)	1,500	21,651
Cybozu, Inc.	7,000	83,364
Dai Nippon Toryo Company, Ltd.	4,900	39,634
Daicel Corp.	1,100	9,887
Dai-Dan Company, Ltd.	3,200	67,021
Daido Kogyo Company, Ltd.	1,500	8,273
Daido Metal Company, Ltd.	13,000	47,056
Daido Steel Company, Ltd.	22,900	227,665
Daihatsu Diesel Manufacturing Company, Ltd.	5,000	51,274
Daiho Corp.	1,600	38,136
Dai-Ichi Cutter Kogyo KK	1,200	12,419
Daiichi Jitsugyo Company, Ltd.	4,800	79,549
Daiichi Kensetsu Corp.	800	12,621
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	4,200	24,473
Daiichikosho Company, Ltd.	12,000	136,180
Daiken Medical Company, Ltd.	5,000	18,422
Daiki Aluminium Industry Company, Ltd.	7,500	58,071
Daikoku Denki Company, Ltd. (B)	2,000	50,916
Daikokutenbussan Company, Ltd.	1,000	79,106
Daikyonishikawa Corp.	12,300	58,841
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,600	77,708
Daio Paper Corp.	17,300	102,530
Daiseki Company, Ltd.	10,080	264,874
Daiseki Eco. Solution Company, Ltd.	1,400	10,491
Daishi Hokuetsu Financial Group, Inc.	10,100	368,293
Daishinku Corp.	5,200	24,005
Daisue Construction Company, Ltd.	2,300	26,933
Daito Pharmaceutical Company, Ltd.	4,895	79,785
Daitron Company, Ltd.	2,800	53,921
Daiwa Industries, Ltd.	7,700	77,561
Daiwabo Holdings Company, Ltd.	21,000	399,613
DCM Holdings Company, Ltd. (B)	26,820	266,707
Dear Life Company, Ltd.	7,700	52,215
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Demae-Can Company, Ltd. (A)(B)	8,400	$15,342
DeNA Company, Ltd.	18,700	213,836
Denka Company, Ltd.	10,400	161,691
Densan System Holdings Company, Ltd.	2,200	41,327
Dentsu Soken, Inc.	1,100	45,381
Denyo Company, Ltd.	4,200	77,056
Dexerials Corp.	1,000	44,956
DIC Corp.	19,000	408,914
Digital Arts, Inc.	3,100	95,462
Digital Hearts Holdings Company, Ltd.	3,200	19,137
Digital Holdings, Inc.	3,700	25,239
Digital Information Technologies Corp.	2,800	35,584
Dip Corp. (B)	9,700	192,529
DKK Company, Ltd.	2,400	34,881
DKK-Toa Corp.	2,500	14,556
DKS Company, Ltd.	3,000	67,249
Doshisha Company, Ltd.	6,600	99,512
Double Standard, Inc.	2,100	23,310
Doutor Nichires Holdings Company, Ltd.	7,993	121,462
Dowa Holdings Company, Ltd.	7,500	260,780
DTS Corp.	9,900	280,534
Duskin Company, Ltd.	8,300	213,577
DyDo Group Holdings, Inc.	4,500	87,257
Eagle Industry Company, Ltd.	6,100	85,865
EAT&HOLDINGS Company, Ltd. (B)	1,800	24,790
Ebara Foods Industry, Inc.	2,200	43,011
Ebara Jitsugyo Company, Ltd.	2,300	60,662
Ebase Company, Ltd.	8,000	33,821
Eco’s Company, Ltd.	2,200	31,102
EDION Corp.	16,500	207,232
eGuarantee, Inc.	9,600	92,994
Eiken Chemical Company, Ltd.	3,100	48,974
Eizo Corp.	4,100	127,847
Elan Corp.	8,900	50,233
Elecom Company, Ltd.	10,700	105,314
Elematec Corp.	4,900	61,073
EM Systems Company, Ltd.	4,100	16,016
Endo Lighting Corp.	1,100	10,116
en-japan, Inc.	7,400	124,938
Enomoto Company, Ltd.	900	9,116
Enplas Corp. (B)	1,600	78,837
Entrust, Inc.	3,300	17,197
eRex Company, Ltd. (A)	9,100	49,183
ERI Holdings Company, Ltd.	1,000	14,198
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
ES-Con Japan, Ltd.	11,200	$80,119
Eslead Corp.	1,500	47,144
ESPEC Corp.	4,600	80,600
Eternal Hospitality Group Company, Ltd.	600	14,218
Exedy Corp.	7,900	169,285
EXEO Group, Inc.	29,800	321,040
Ezaki Glico Company, Ltd.	12,600	357,664
F&M Company, Ltd.	2,400	27,709
FALCO HOLDINGS Company, Ltd.	2,400	40,066
Fancl Corp. (B)	11,100	213,019
FCC Company, Ltd.	8,900	142,773
FDK Corp. (A)	5,300	23,483
Feed One Company, Ltd.	4,808	28,738
Felissimo Corp.	1,900	11,834
Ferrotec Holdings Corp.	12,100	204,329
Fibergate, Inc.	2,500	19,175
FIDEA Holdings Company, Ltd.	5,140	53,674
Financial Partners Group Company, Ltd.	10,400	168,411
FINDEX, Inc.	3,900	25,864
First Juken Company, Ltd.	1,900	14,214
Fixstars Corp.	7,200	79,466
FJ Next Holdings Company, Ltd.	5,200	43,817
Focus Systems Corp.	2,900	23,524
Food & Life Companies, Ltd.	22,200	413,836
Forum Engineering, Inc.	5,600	39,117
Forval Corp. (B)	1,600	16,425
Foster Electric Company, Ltd.	5,700	64,774
FP Corp.	5,400	101,086
FP Partner, Inc.	300	6,164
France Bed Holdings Company, Ltd.	7,500	62,062
Freebit Company, Ltd.	3,500	29,874
Freund Corp.	3,000	15,634
FTGroup Company, Ltd.	3,000	24,824
Fudo Tetra Corp.	3,220	54,105
Fuji Corp. (Aichi)	18,500	312,359
Fuji Corp. (Miyagi)	2,900	44,122
Fuji Corp., Ltd.	8,700	43,706
Fuji Kosan Company, Ltd.	800	8,671
Fuji Kyuko Company, Ltd.	5,600	104,265
Fuji Oil Company, Ltd.	9,700	27,186
Fuji Oil Holdings, Inc.	10,200	224,637
Fuji Pharma Company, Ltd.	4,500	42,258
Fuji Seal International, Inc.	11,100	171,487
Fujibo Holdings, Inc.	2,800	86,783
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fujicco Company, Ltd.	5,100	$58,887
Fujikura Composites, Inc.	4,400	37,675
Fujikura Kasei Company, Ltd.	9,600	33,279
Fujimi, Inc.	11,400	196,457
Fujimori Kogyo Company, Ltd.	3,800	113,742
Fujisash Company, Ltd.	25,200	13,004
Fujishoji Company, Ltd.	2,400	20,896
Fujita Kanko, Inc. (A)	800	53,926
Fujitsu General, Ltd.	7,800	104,228
Fujiya Company, Ltd.	2,800	50,727
FuKoKu Company, Ltd.	3,000	39,299
Fukuda Corp.	1,700	65,146
Fukuda Denshi Company, Ltd.	4,100	211,480
Fukui Computer Holdings, Inc.	3,200	57,240
Fukushima Galilei Company, Ltd.	3,200	123,917
Fukuyama Transporting Company, Ltd.	4,700	120,018
FULLCAST Holdings Company, Ltd.	5,200	54,085
Fumakilla, Ltd.	1,500	11,129
Funai Soken Holdings, Inc.	9,730	157,468
Furukawa Company, Ltd.	7,100	78,869
Furukawa Electric Company, Ltd.	17,500	436,391
Furuno Electric Company, Ltd.	6,200	76,266
Furuya Metal Company, Ltd.	3,000	88,016
Furyu Corp.	5,600	39,374
Fuso Chemical Company, Ltd.	4,800	130,757
Fuso Pharmaceutical Industries, Ltd.	2,500	38,617
Futaba Corp. (A)	11,457	41,393
Futaba Industrial Company, Ltd.	14,000	70,357
Future Corp.	11,300	137,442
Fuyo General Lease Company, Ltd.	1,200	93,988
G-7 Holdings, Inc.	5,700	62,538
Gakken Holdings Company, Ltd.	8,100	56,505
Gakkyusha Company, Ltd.	2,400	33,295
Gecoss Corp.	4,100	27,070
Genki Global Dining Concepts Corp.	2,100	60,470
Genky DrugStores Company, Ltd.	4,200	109,043
Geo Holdings Corp.	6,600	73,380
Gift Holdings, Inc.	1,600	29,090
Giftee, Inc. (A)	500	4,428
Giken, Ltd.	100	1,231
GL Sciences, Inc.	2,200	40,900
GLOBERIDE, Inc.	4,300	56,547
Glory, Ltd. (B)	10,100	182,072
GMO Financial Gate, Inc.	400	20,688
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
GMO Financial Holdings, Inc.	9,400	$41,431
GMO GlobalSign Holdings KK	1,600	30,924
GMO internet group, Inc.	6,900	119,407
Godo Steel, Ltd.	2,300	72,779
Goldcrest Company, Ltd.	5,770	116,026
Grandy House Corp.	5,700	22,525
Gree, Inc.	12,600	38,666
Greens Company, Ltd.	1,900	21,568
Gremz, Inc.	2,600	47,799
GS Yuasa Corp.	17,000	322,893
GSI Creos Corp.	2,200	30,677
G-Tekt Corp.	6,100	70,554
Gun-Ei Chemical Industry Company, Ltd.	1,900	36,602
GungHo Online Entertainment, Inc.	10,800	224,846
Gunze, Ltd.	4,100	156,747
H.U. Group Holdings, Inc. (B)	13,600	250,267
H2O Retailing Corp. (B)	24,400	360,303
Hagihara Industries, Inc.	4,100	44,883
Hagiwara Electric Holdings Company, Ltd.	2,200	54,174
Hakudo Company, Ltd.	1,800	32,521
Hakuto Company, Ltd.	2,100	72,054
Halows Company, Ltd.	2,700	79,416
Hamakyorex Company, Ltd.	4,300	144,762
Hanwa Company, Ltd.	8,100	284,054
Happinet Corp.	4,600	121,014
Hard Off Corp. Company, Ltd.	3,000	41,181
Harima Chemicals Group, Inc.	4,000	24,615
Harmonic Drive Systems, Inc.	500	12,124
Hashimoto Sogyo Holdings Company, Ltd. (B)	2,400	20,349
Hazama Ando Corp.	35,200	279,684
Heiwa Corp.	14,600	211,285
Heiwa Real Estate Company, Ltd.	6,500	182,154
Heiwado Company, Ltd.	7,300	121,311
Hennge KK (A)	4,800	37,024
Hibiya Engineering, Ltd.	4,700	112,286
Hiday Hidaka Corp.	1,400	26,203
HI-LEX Corp.	5,700	56,256
Himacs, Ltd.	1,100	10,211
Hino Motors, Ltd. (A)	36,100	109,541
Hioki EE Corp.	2,800	156,189
Hirakawa Hewtech Corp.	3,600	35,568
Hirano Tecseed Company, Ltd.	3,200	35,659
Hirata Corp.	1,600	57,151
Hirogin Holdings, Inc.	37,500	295,301
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Hirose Tusyo, Inc.	600	$16,532
Hiroshima Electric Railway Company, Ltd. (A)	100	485
Hiroshima Gas Company, Ltd.	16,200	43,443
HIS Company, Ltd. (A)	3,500	45,698
Hisaka Works, Ltd.	5,200	38,323
Hisamitsu Pharmaceutical Company, Inc.	3,400	94,710
Hitachi Zosen Corp.	41,280	275,032
Hochiki Corp.	3,700	58,796
Hodogaya Chemical Company, Ltd.	1,700	60,199
Hogy Medical Company, Ltd.	4,200	127,450
Hokkaido Coca-Cola Bottling Company, Ltd.	1,600	29,470
Hokkaido Electric Power Company, Inc. (B)	44,700	309,179
Hokkaido Gas Company, Ltd.	4,200	92,250
Hokkan Holdings, Ltd.	2,600	30,861
Hokko Chemical Industry Company, Ltd.	5,300	52,542
Hokkoku Financial Holdings, Inc.	4,800	162,925
Hokuetsu Corp. (B)	26,700	281,775
Hokuetsu Industries Company, Ltd.	5,700	77,533
Hokuhoku Financial Group, Inc.	28,300	340,264
Hokuriku Electric Industry Company, Ltd.	3,100	29,876
Hokuriku Electric Power Company	44,600	299,425
Hokuriku Electrical Construction Company, Ltd.	3,940	32,250
Hokuto Corp.	5,900	75,947
H-One Company, Ltd.	7,700	52,701
Honeys Holdings Company, Ltd.	4,560	49,942
Honma Golf, Ltd. (D)	30,500	12,908
Hoosiers Holdings Company, Ltd.	6,500	47,394
Hosiden Corp.	10,600	153,050
Hosokawa Micron Corp.	3,100	93,180
Hotland Company, Ltd.	3,000	44,646
House Foods Group, Inc.	1,100	22,121
Howa Machinery, Ltd.	5,300	29,639
HS Holdings Company, Ltd.	4,400	29,461
IBJ, Inc.	7,700	33,287
Ichiken Company, Ltd.	1,600	28,687
Ichikoh Industries, Ltd.	7,200	22,246
Ichinen Holdings Company, Ltd.	5,400	67,269
Ichiyoshi Securities Company, Ltd.	9,100	45,436
Icom, Inc.	1,600	30,285
ID Holdings Corp.	4,050	37,928
IDEA Consultants, Inc.	700	11,280
IDEC Corp.	7,700	142,140
IDOM, Inc.	15,400	121,818
Iino Kaiun Kaisha, Ltd.	17,800	158,138
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
I’ll, Inc.	2,300	$46,362
IMAGICA GROUP, Inc.	5,400	18,495
i-mobile Company, Ltd.	3,900	12,756
Imuraya Group Company, Ltd.	2,700	46,124
Inaba Denki Sangyo Company, Ltd.	12,900	339,635
Inaba Seisakusho Company, Ltd.	3,100	36,923
Inabata & Company, Ltd.	9,100	211,381
Inageya Company, Ltd.	1,600	13,436
I-NE Company, Ltd.	1,800	22,330
Ines Corp.	4,100	43,833
i-Net Corp.	3,600	40,738
INFRONEER Holdings, Inc.	8,900	74,741
Innotech Corp.	2,900	31,009
Insource Company, Ltd.	14,000	103,269
Intage Holdings, Inc.	2,832	31,196
Integrated Design & Engineering Holdings Company, Ltd.	3,700	102,283
Intelligent Wave, Inc.	2,900	19,230
Inui Global Logistics Company, Ltd. (B)	2,800	22,134
I-PEX, Inc.	3,300	39,843
IPS, Inc.	1,300	20,770
IR Japan Holdings, Ltd.	2,500	16,630
Iriso Electronics Company, Ltd.	5,100	93,105
ISB Corp.	2,600	26,986
Ise Chemicals Corp. (B)	600	82,462
Iseki & Company, Ltd.	5,200	35,293
Ishihara Sangyo Kaisha, Ltd.	8,500	88,487
Ishii Iron Works Company, Ltd. (B)	900	51,540
Ishizuka Glass Company, Ltd.	1,000	17,590
Istyle, Inc. (A)	17,400	63,058
ITFOR, Inc.	6,800	62,665
ITmedia, Inc.	3,500	41,934
Ito En, Ltd.	5,000	120,948
Itochu Enex Company, Ltd.	14,500	159,508
Itochu-Shokuhin Company, Ltd.	1,500	75,438
Itoham Yonekyu Holdings, Inc.	7,120	193,592
Itoki Corp.	9,500	94,087
IwaiCosmo Holdings, Inc.	6,100	88,886
Iwaki Company, Ltd.	2,600	53,899
Iwatsuka Confectionery Company, Ltd.	3,000	52,714
Izumi Company, Ltd.	8,400	187,926
J Trust Company, Ltd. (B)	17,900	56,550
JAC Recruitment Company, Ltd.	19,200	100,130
Jaccs Company, Ltd.	5,400	147,836
Jade Group, Inc. (A)(B)	3,100	46,857
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
JAFCO Group Company, Ltd.	14,200	$196,863
JANOME Corp.	6,500	37,118
Japan Aviation Electronics Industry, Ltd.	9,500	170,412
Japan Communications, Inc. (A)	36,000	43,954
Japan Elevator Service Holdings Company, Ltd.	17,100	336,574
Japan Foundation Engineering Company, Ltd.	3,000	15,235
Japan Hospice Holdings, Inc. (A)	600	5,926
Japan Lifeline Company, Ltd.	16,000	123,466
Japan Material Company, Ltd.	16,100	197,843
Japan Medical Dynamic Marketing, Inc.	4,900	25,993
Japan Oil Transportation Company, Ltd.	700	13,902
Japan Petroleum Exploration Company, Ltd.	5,100	204,325
Japan Property Management Center Company, Ltd.	4,300	35,619
Japan Pulp & Paper Company, Ltd.	2,800	122,880
Japan Pure Chemical Company, Ltd.	1,000	22,699
Japan Securities Finance Company, Ltd.	22,600	313,300
Japan System Techniques Company, Ltd.	2,400	28,292
Japan Transcity Corp.	11,700	70,848
Japan Wool Textile Company, Ltd.	12,200	112,939
JBCC Holdings, Inc.	3,600	113,735
JCR Pharmaceuticals Company, Ltd.	3,300	14,235
JCU Corp.	5,300	131,178
JDC Corp.	1,900	6,331
Jeol, Ltd.	7,600	345,520
JFE Systems, Inc.	1,500	30,201
JGC Holdings Corp.	12,400	113,587
JIG-SAW, Inc. (A)	1,100	35,300
JINS Holdings, Inc.	3,100	110,462
JINUSHI Company, Ltd.	3,600	50,674
JK Holdings Company, Ltd.	4,600	32,169
J-Lease Company, Ltd.	1,800	17,028
JM Holdings Company, Ltd.	3,700	76,278
JMS Company, Ltd.	7,500	26,096
J-Oil Mills, Inc.	5,300	71,239
Joshin Denki Company, Ltd.	4,800	92,146
Joyful Honda Company, Ltd.	13,300	195,621
JP-Holdings, Inc.	14,400	71,203
JSB Company, Ltd.	2,600	55,230
JSP Corp.	4,200	58,940
JTEKT Corp.	3,600	27,968
Juki Corp.	9,100	25,380
Juroku Financial Group, Inc.	7,700	226,371
Justsystems Corp.	7,800	185,715
JVCKenwood Corp.	39,028	354,298
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
K&O Energy Group, Inc.	3,200	$77,454
Kadoya Sesame Mills, Inc.	400	9,956
Kaga Electronics Company, Ltd.	4,500	168,613
Kagome Company, Ltd.	6,800	149,850
Kakaku.com, Inc.	2,300	39,547
Kaken Pharmaceutical Company, Ltd.	900	25,519
Kakiyasu Honten Company, Ltd. (B)	2,600	47,279
Kamakura Shinsho, Ltd.	7,600	22,229
Kameda Seika Company, Ltd.	3,700	113,361
Kamei Corp.	6,800	98,686
Kanaden Corp.	3,400	34,691
Kanagawa Chuo Kotsu Company, Ltd.	1,600	37,059
Kanamic Network Company, Ltd.	200	715
Kanamoto Company, Ltd.	8,300	165,383
Kandenko Company, Ltd.	14,900	221,485
Kaneka Corp.	12,800	332,231
Kaneko Seeds Company, Ltd.	3,900	36,643
Kanematsu Corp. (B)	19,800	342,895
Kanemi Company, Ltd.	1,000	22,221
Kanto Denka Kogyo Company, Ltd.	11,900	80,555
Kappa Create Company, Ltd.	1,000	11,998
Katakura Industries Company, Ltd.	5,300	75,157
Katitas Company, Ltd.	11,900	153,919
Kato Sangyo Company, Ltd.	5,800	168,403
Kato Works Company, Ltd.	3,800	33,769
Kawada Technologies, Inc.	3,900	72,814
Kawai Musical Instruments Manufacturing Company, Ltd.	1,400	26,495
KeePer Technical Laboratory Company, Ltd. (B)	3,300	92,013
Keihan Holdings Company, Ltd.	4,500	87,205
Keihanshin Building Company, Ltd.	8,500	95,439
Keikyu Corp.	16,300	129,298
KEIWA, Inc.	3,400	27,262
KEL Corp.	1,900	21,576
Kenko Mayonnaise Company, Ltd.	3,300	54,981
KeyHolder, Inc.	1,100	5,649
KH Neochem Company, Ltd.	7,900	112,497
Kibun Foods, Inc.	3,800	30,970
Kimura Chemical Plants Company, Ltd.	5,900	29,839
Kimura Unity Company, Ltd.	1,200	13,035
King Company, Ltd.	2,300	11,710
Kintetsu Department Store Company, Ltd.	1,100	15,981
Kissei Pharmaceutical Company, Ltd.	7,300	173,840
Ki-Star Real Estate Company, Ltd. (B)	2,800	71,762
Kitagawa Corp.	3,400	30,685
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kitano Construction Corp.	1,500	$39,119
Kitz Corp.	16,800	119,299
Koa Corp. (B)	9,400	81,211
Koa Shoji Holdings Company, Ltd.	2,400	10,568
Koatsu Gas Kogyo Company, Ltd.	7,400	45,832
Kobe Electric Railway Company, Ltd.	1,600	29,848
Kohnan Shoji Company, Ltd.	5,800	154,935
Kohsoku Corp.	3,200	52,654
Kojima Company, Ltd.	8,400	57,775
Kokuyo Company, Ltd.	19,673	332,984
Komatsu Matere Company, Ltd.	7,300	36,263
Komatsu Wall Industry Company, Ltd.	1,800	38,210
KOMEDA Holdings Company, Ltd. (B)	11,600	209,734
Komehyo Holdings Company, Ltd. (B)	1,600	46,858
Komeri Company, Ltd.	7,700	196,857
Komori Corp.	11,024	87,992
Kondotec, Inc.	4,300	38,681
Konica Minolta, Inc.	93,200	279,981
Konishi Company, Ltd.	14,600	128,382
Konoike Transport Company, Ltd.	6,800	114,846
Konoshima Chemical Company, Ltd.	1,800	23,162
Kosaido Holdings Company, Ltd.	15,000	48,891
Koshidaka Holdings Company, Ltd.	5,000	32,904
Kotobuki Spirits Company, Ltd.	10,500	126,729
Kotobukiya Company, Ltd.	900	10,942
Kozo Keikaku Engineering Holdings, Inc.	1,500	42,241
KPP Group Holdings Company, Ltd.	11,900	57,196
Krosaki Harima Corp.	5,200	78,448
KRS Corp.	3,300	46,784
K’s Holdings Corp.	35,200	379,246
KU Holdings Company, Ltd.	3,500	27,391
Kumagai Gumi Company, Ltd.	7,700	189,206
Kumiai Chemical Industry Company, Ltd.	15,690	84,004
Kunimine Industries Company, Ltd.	2,100	14,930
Kurabo Industries, Ltd.	3,000	101,606
Kureha Corp.	9,000	171,961
Kurimoto, Ltd.	2,700	81,534
Kuriyama Holdings Corp.	5,400	45,072
Kusuri no Aoki Holdings Company, Ltd.	11,100	254,560
KVK Corp.	1,500	17,878
KYB Corp.	4,200	135,931
Kyodo Printing Company, Ltd.	1,700	41,674
Kyoei Steel, Ltd.	5,500	66,885
Kyokuto Boeki Kaisha, Ltd.	2,600	29,251
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,300	$153,592
Kyokuto Securities Company, Ltd.	7,300	78,711
Kyokuyo Company, Ltd.	2,200	60,192
Kyorin Pharmaceutical Company, Ltd.	11,000	122,787
Kyoritsu Maintenance Company, Ltd.	14,400	237,148
Kyosan Electric Manufacturing Company, Ltd.	11,600	42,957
Kyowa Electronic Instruments Company, Ltd.	7,300	20,825
Kyushu Leasing Service Company, Ltd.	3,800	29,021
LA Holdings Company, Ltd.	700	18,926
LAC Company, Ltd.	4,100	22,089
Lacto Japan Company, Ltd.	2,600	55,582
LEC, Inc.	7,000	61,954
Leopalace21 Corp.	44,200	180,593
Life Corp.	5,200	125,439
Lifedrink Company, Inc.	700	35,289
LIFULL Company, Ltd.	22,900	23,072
LIKE, Inc.	3,100	30,557
Link And Motivation, Inc.	13,400	56,590
Lintec Corp.	10,200	237,043
Litalico, Inc.	6,600	59,824
Loadstar Capital KK	1,300	22,276
Look Holdings, Inc.	1,600	29,735
Mabuchi Motor Company, Ltd.	21,000	315,558
Macromill, Inc.	10,500	58,299
Maeda Kosen Company, Ltd.	10,400	117,185
Maezawa Industries, Inc.	5,000	48,390
Maezawa Kasei Industries Company, Ltd.	3,500	44,072
Maezawa Kyuso Industries Company, Ltd.	4,200	38,245
Makino Milling Machine Company, Ltd.	5,115	205,916
Management Solutions Company, Ltd.	2,500	23,416
Mandom Corp.	10,000	85,365
Mani, Inc. (B)	18,700	253,002
MarkLines Company, Ltd.	3,100	64,597
Mars Group Holdings Corp.	2,300	58,636
Marubun Corp.	4,600	35,070
Marudai Food Company, Ltd.	5,000	61,065
Maruha Nichiro Corp.	9,981	208,817
Maruichi Steel Tube, Ltd.	11,700	281,439
MARUKA FURUSATO Corp.	1,853	29,487
Marusan Securities Company, Ltd.	13,061	91,499
Maruzen Company, Ltd.	2,700	56,449
Maruzen Showa Unyu Company, Ltd.	3,400	117,354
Marvelous, Inc.	7,400	31,097
Matching Service Japan Company, Ltd.	3,100	22,226
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Matsuda Sangyo Company, Ltd.	3,620	$79,876
Matsui Construction Company, Ltd.	6,100	33,036
Matsui Securities Company, Ltd.	31,600	175,279
Matsuyafoods Holdings Company, Ltd.	300	11,738
Max Company, Ltd.	6,200	150,705
Maxell, Ltd.	10,600	132,627
Maxvalu Tokai Company, Ltd.	2,600	55,951
MCJ Company, Ltd.	17,900	187,636
MEC Company, Ltd.	4,500	123,307
Media Do Company, Ltd.	2,600	27,247
Medical Data Vision Company, Ltd.	8,300	30,429
Medical System Network Company, Ltd.	6,600	21,653
Medikit Company, Ltd.	1,400	27,534
Medius Holdings Company, Ltd.	2,500	13,499
Medley, Inc. (A)	1,800	42,922
MedPeer, Inc.	4,500	19,731
Megachips Corp.	4,300	145,965
Megmilk Snow Brand Company, Ltd.	11,500	208,466
Meidensha Corp.	9,217	219,001
Meiho Facility Works, Ltd.	1,400	8,306
Meiji Electric Industries Company, Ltd.	2,800	28,680
Meiji Shipping Group Company, Ltd.	3,100	15,513
Meiko Electronics Company, Ltd.	5,000	212,821
Meisei Industrial Company, Ltd.	7,700	67,265
MEITEC Group Holdings, Inc.	18,100	428,199
Meito Sangyo Company, Ltd.	3,500	46,359
Meiwa Corp.	8,200	38,334
Melco Holdings, Inc.	2,100	51,071
Menicon Company, Ltd.	16,500	155,762
Mercari, Inc. (A)	18,200	296,892
METAWATER Company, Ltd.	6,900	83,686
Micronics Japan Company, Ltd.	6,500	217,527
Midac Holdings Company, Ltd.	2,500	30,107
Mie Kotsu Group Holdings, Inc.	14,200	50,431
Milbon Company, Ltd.	7,420	153,358
Mimaki Engineering Company, Ltd.	900	10,940
Ministop Company, Ltd.	300	3,364
Miraial Company, Ltd.	1,800	16,271
MIRAIT ONE Corp.	24,120	350,879
Mirarth Holdings, Inc.	22,700	81,108
Miroku Jyoho Service Company, Ltd.	5,200	67,321
Mitani Corp.	14,400	163,638
Mitani Sangyo Company, Ltd.	8,100	18,403
Mitani Sekisan Company, Ltd.	2,400	90,231
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Mito Securities Company, Ltd.	11,300	$35,110
Mitsuba Corp.	8,700	62,912
Mitsubishi Kakoki Kaisha, Ltd.	1,900	46,629
Mitsubishi Logisnext Company, Ltd.	8,400	79,687
Mitsubishi Logistics Corp.	500	17,632
Mitsubishi Materials Corp.	11,800	209,926
Mitsubishi Pencil Company, Ltd.	7,500	122,694
Mitsubishi Research Institute, Inc.	2,500	72,988
Mitsubishi Shokuhin Company, Ltd.	4,500	163,275
Mitsubishi Steel Manufacturing Company, Ltd.	3,300	32,906
Mitsuboshi Belting, Ltd.	3,600	104,833
Mitsui DM Sugar Holdings Company, Ltd.	4,100	90,672
Mitsui E&S Company, Ltd. (B)	24,800	230,440
Mitsui High-Tec, Inc. (B)	9,000	64,794
Mitsui Matsushima Holdings Company, Ltd. (B)	3,200	103,868
Mitsui Mining & Smelting Company, Ltd.	14,000	452,979
Mitsui-Soko Holdings Company, Ltd.	5,000	193,168
Mitsuuroko Group Holdings Company, Ltd.	8,600	97,953
Miura Company, Ltd.	3,300	75,410
Mixi, Inc.	8,600	162,911
Miyaji Engineering Group, Inc.	2,100	64,346
Miyoshi Oil & Fat Company, Ltd.	2,600	28,139
Mizuho Leasing Company, Ltd.	35,000	243,604
Mizuho Medy Company, Ltd.	2,600	28,571
Mizuno Corp.	5,000	337,674
Mochida Pharmaceutical Company, Ltd.	5,300	120,496
Modec, Inc.	3,400	73,176
Monex Group, Inc.	45,400	208,518
Morinaga & Company, Ltd.	18,400	347,454
Morinaga Milk Industry Company, Ltd.	17,400	401,603
Moriroku Holdings Company, Ltd.	2,700	44,853
Morita Holdings Corp.	8,200	104,888
Morito Company, Ltd.	5,900	55,974
Morozoff, Ltd.	1,600	49,709
Mory Industries, Inc.	1,200	46,444
MrMax Holdings, Ltd.	8,700	41,298
Mugen Estate Company, Ltd.	4,300	44,215
m-up Holdings, Inc.	8,800	77,292
Murakami Corp.	1,700	52,149
Musashi Seimitsu Industry Company, Ltd.	12,700	181,560
Nabtesco Corp.	18,300	311,932
NAC Company, Ltd.	7,000	27,053
Nachi-Fujikoshi Corp.	3,500	73,870
Nafco Company, Ltd.	4,100	74,694
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nagano Keiki Company, Ltd.	3,300	$63,647
Nagase & Company, Ltd.	23,200	509,916
Nagawa Company, Ltd.	1,800	90,281
Nagoya Railroad Company, Ltd. (A)	18,200	217,622
Naigai Trans Line, Ltd.	2,100	39,123
Nakabayashi Company, Ltd.	8,300	30,342
Nakamoto Packs Company, Ltd.	800	8,826
Nakamuraya Company, Ltd.	1,600	35,279
Nakanishi, Inc.	14,900	266,755
Nakano Corp.	7,900	27,674
Nakano Refrigerators Company, Ltd. (B)	300	12,026
Nakayama Steel Works, Ltd.	9,000	52,149
Namura Shipbuilding Company, Ltd. (B)	11,372	131,430
Nankai Electric Railway Company, Ltd.	9,700	157,095
Narasaki Sangyo Company, Ltd.	1,600	33,115
Natori Company, Ltd.	4,000	57,878
NEC Capital Solutions, Ltd.	2,400	64,796
NEC Networks & System Integration Corp.	6,700	121,499
NET One Systems Company, Ltd.	21,100	492,526
Neturen Company, Ltd.	8,000	57,917
New Art Holdings Company, Ltd.	3,000	30,197
Nextage Company, Ltd. (B)	10,900	154,969
NHK Spring Company, Ltd.	9,500	109,480
Nicca Chemical Company, Ltd.	2,500	21,519
Nice Corp.	2,300	30,019
Nichias Corp.	12,900	503,399
Nichiban Company, Ltd.	3,400	45,985
Nichicon Corp.	10,873	73,492
Nichiden Corp.	3,600	84,315
Nichiha Corp.	6,300	150,445
Nichimo Company, Ltd.	1,400	18,222
Nichireki Company, Ltd.	6,000	104,053
Nichirin Company, Ltd.	2,490	60,176
Nihon Chouzai Company, Ltd.	3,360	29,222
Nihon Dempa Kogyo Company, Ltd.	5,700	45,190
Nihon Dengi Company, Ltd.	1,400	55,487
Nihon Denkei Company, Ltd.	2,100	26,922
Nihon Flush Company, Ltd.	7,000	44,384
Nihon House Holdings Company, Ltd.	13,300	31,887
Nihon Kagaku Sangyo Company, Ltd.	3,200	31,827
Nihon Kohden Corp.	1,000	13,480
Nihon M&A Center Holdings, Inc.	51,000	237,411
Nihon Nohyaku Company, Ltd.	10,100	43,637
Nihon Parkerizing Company, Ltd.	22,300	193,326
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Nihon Tokushu Toryo Company, Ltd.	3,800	$32,283
Nihon Trim Company, Ltd.	1,400	36,171
Niitaka Company, Ltd.	800	10,349
Nikkiso Company, Ltd.	12,900	91,549
Nikko Company, Ltd.	9,100	44,829
Nikkon Holdings Company, Ltd.	13,500	345,091
Nippi, Inc.	400	16,572
Nippn Corp.	12,200	190,296
Nippon Air Conditioning Services Company, Ltd.	8,000	59,753
Nippon Aqua Company, Ltd.	2,800	16,788
Nippon Avionics Company, Ltd. (A)(B)	300	25,632
Nippon Beet Sugar Manufacturing Company, Ltd.	2,700	46,627
Nippon Carbide Industries Company, Inc.	2,500	30,716
Nippon Carbon Company, Ltd.	2,100	63,580
Nippon Care Supply Company, Ltd.	700	9,134
Nippon Chemical Industrial Company, Ltd.	2,500	50,486
Nippon Chemi-Con Corp. (A)	5,627	46,793
Nippon Coke & Engineering Company, Ltd.	50,800	36,710
Nippon Concept Corp.	2,300	27,645
Nippon Concrete Industries Company, Ltd.	12,100	30,161
Nippon Denko Company, Ltd.	25,100	51,799
Nippon Densetsu Kogyo Company, Ltd.	9,400	119,340
Nippon Dry-Chemical Company, Ltd.	900	17,276
Nippon Electric Glass Company, Ltd.	15,500	370,135
Nippon Felt Company, Ltd.	5,500	18,620
Nippon Fine Chemical Company, Ltd.	1,100	18,160
Nippon Gas Company, Ltd.	27,400	437,428
Nippon Hume Corp.	5,300	45,817
Nippon Kayaku Company, Ltd.	31,200	277,301
Nippon Kodoshi Corp.	2,000	27,798
Nippon Light Metal Holdings Company, Ltd.	14,620	165,533
Nippon Paper Industries Company, Ltd.	21,300	135,291
Nippon Parking Development Company, Ltd.	49,000	70,394
Nippon Rietec Company, Ltd.	3,000	22,941
Nippon Seiki Company, Ltd.	12,300	105,901
Nippon Seisen Company, Ltd.	5,000	38,806
Nippon Sharyo, Ltd.	2,200	32,716
Nippon Sheet Glass Company, Ltd. (A)	25,900	65,215
Nippon Shinyaku Company, Ltd.	6,500	157,116
Nippon Shokubai Company, Ltd.	25,600	295,895
Nippon Signal Company, Ltd.	10,800	73,293
Nippon Soda Company, Ltd.	5,700	198,740
Nippon Thompson Company, Ltd.	16,500	58,287
Nippon Yakin Kogyo Company, Ltd.	3,020	93,893
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nipro Corp.	35,400	$315,356
Nireco Corp.	1,900	18,964
Nishikawa Rubber Company, Ltd.	3,100	38,978
Nishimatsu Construction Company, Ltd.	8,200	296,033
Nishimatsuya Chain Company, Ltd.	9,000	155,742
Nishimoto Company, Ltd.	3,300	33,163
Nishi-Nippon Financial Holdings, Inc.	31,000	373,716
Nishi-Nippon Railroad Company, Ltd.	15,700	257,441
Nishio Holdings Company, Ltd.	5,100	147,823
Nissan Shatai Company, Ltd.	15,300	101,507
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	27,363
Nissei ASB Machine Company, Ltd.	2,000	69,042
Nissei Plastic Industrial Company, Ltd.	3,900	25,430
Nissha Company, Ltd.	10,400	150,014
Nisshin Group Holdings Company, Ltd.	10,300	35,725
Nisshinbo Holdings, Inc.	34,557	231,948
Nissin Corp.	3,800	110,986
Nisso Holdings Company, Ltd.	4,000	21,367
Nissui Corp.	73,400	466,595
Nitta Corp.	5,100	133,663
Nittetsu Mining Company, Ltd.	2,700	82,810
Nitto Fuji Flour Milling Company, Ltd.	800	39,067
Nitto Kogyo Corp.	6,200	134,773
Nitto Kohki Company, Ltd.	3,400	59,516
Nitto Seiko Company, Ltd.	8,700	34,729
Nittoc Construction Company, Ltd.	5,200	38,250
Nittoku Company, Ltd.	2,200	22,370
NJS Company, Ltd.	2,200	57,588
Noda Corp.	2,500	16,814
Noevir Holdings Company, Ltd. (B)	4,100	159,994
Nohmi Bosai, Ltd.	5,200	82,980
Nojima Corp.	15,800	183,147
NOK Corp.	4,600	75,735
Nomura Micro Science Company, Ltd. (B)	5,600	109,276
Noritake Company, Ltd.	5,000	136,945
Noritsu Koki Company, Ltd.	5,100	150,778
Noritz Corp.	6,800	91,150
North Pacific Bank, Ltd.	66,100	196,534
Nozawa Corp.	2,600	15,242
NPR-RIKEN Corp.	6,468	109,716
NS Tool Company, Ltd.	5,400	28,737
NS United Kaiun Kaisha, Ltd.	2,700	90,389
NSD Company, Ltd.	17,412	381,127
NSW, Inc.	2,300	46,817
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
NTN Corp.	104,500	$197,854
Oat Agrio Company, Ltd.	900	12,533
Obara Group, Inc.	2,400	66,486
Oenon Holdings, Inc.	12,700	35,680
Ohara, Inc.	2,700	26,219
Ohashi Technica, Inc.	2,900	36,378
Ohba Company, Ltd.	2,200	15,629
Ohmoto Gumi Company, Ltd.	2,100	28,884
Ohsho Food Service Corp.	2,900	161,108
Oiles Corp.	5,472	79,834
Oisix ra daichi, Inc. (A)(B)	2,100	18,658
Okabe Company, Ltd.	9,300	48,497
Okada Aiyon Corp.	2,200	32,885
Okamoto Industries, Inc.	2,400	83,793
Okamoto Machine Tool Works, Ltd.	1,300	34,339
Okamura Corp.	14,300	194,271
Okasan Securities Group, Inc.	39,700	176,975
Oki Electric Industry Company, Ltd.	22,900	161,012
Okinawa Cellular Telephone Company	6,300	179,940
Okinawa Financial Group, Inc.	5,505	93,075
OKUMA Corp.	5,876	245,369
Okumura Corp.	7,700	245,519
Okura Industrial Company, Ltd.	2,500	45,292
Okuwa Company, Ltd.	8,900	56,308
Onoken Company, Ltd.	5,300	56,685
Onward Holdings Company, Ltd.	27,800	103,196
Open Up Group, Inc.	3,000	40,520
Optex Group Company, Ltd.	9,000	111,275
Optim Corp. (A)	4,000	17,308
Optorun Company, Ltd.	5,700	72,268
Organo Corp.	900	41,419
Oricon, Inc.	2,800	15,781
Orient Corp.	14,010	91,758
Oriental Shiraishi Corp.	30,000	77,644
Oro Company, Ltd.	2,100	32,906
Osaka Organic Chemical Industry, Ltd.	3,000	68,306
Osaka Steel Company, Ltd.	2,900	64,909
OSAKA Titanium Technologies Company, Ltd.	2,200	39,149
Osaki Electric Company, Ltd.	12,000	56,607
OSG Corp.	20,900	291,422
OUG Holdings, Inc.	1,700	30,602
Oyo Corp.	5,500	99,247
Ozu Corp. (B)	2,000	22,199
Pacific Industrial Company, Ltd.	10,800	106,618
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Pacific Metals Company, Ltd. (A)	4,600	$44,090
PAL GROUP Holdings Company, Ltd.	9,900	159,633
PALTAC Corp.	2,500	76,833
Paraca, Inc.	2,500	32,777
Paramount Bed Holdings Company, Ltd.	9,800	173,865
Park24 Company, Ltd. (A)	19,600	234,965
Parker Corp.	4,000	20,883
Pasona Group, Inc.	5,800	91,019
Pegasus Company, Ltd.	7,800	27,932
Penta-Ocean Construction Company, Ltd.	23,900	105,360
People Dreams & Technologies Group Company, Ltd.	2,800	35,063
PeptiDream, Inc. (A)	14,700	259,679
PHC Holdings Corp. (B)	1,300	10,302
PIA Corp. (A)	1,000	20,772
Pickles Holdings Company, Ltd.	4,200	29,881
Pigeon Corp.	31,000	335,218
PILLAR Corp.	4,600	137,847
Pilot Corp.	6,700	198,142
Piolax, Inc.	8,000	129,660
Plus Alpha Consulting Company, Ltd.	800	10,369
Pola Orbis Holdings, Inc.	3,500	35,348
Premium Group Company, Ltd.	9,200	132,100
Premium Water Holdings, Inc.	900	18,018
Press Kogyo Company, Ltd. (B)	21,400	89,382
Pressance Corp.	6,300	83,050
Prestige International, Inc.	26,200	140,399
Prima Meat Packers, Ltd.	6,300	99,716
Procrea Holdings, Inc.	7,996	101,153
Pronexus, Inc.	4,800	41,156
Pro-Ship, Inc.	1,900	17,804
Proto Corp.	6,900	68,918
PS Construction Company, Ltd.	2,600	18,022
QB Net Holdings Company, Ltd.	3,200	24,021
Qol Holdings Company, Ltd.	6,800	68,143
Quick Company, Ltd.	3,200	48,072
Raccoon Holdings, Inc.	5,700	22,557
Raito Kogyo Company, Ltd.	10,800	161,474
Raiznext Corp.	7,500	88,187
Rakus Company, Ltd.	5,200	86,229
Rasa Corp.	2,900	30,654
Rasa Industries, Ltd.	1,600	30,620
Raysum Company, Ltd.	700	15,773
Relo Group, Inc.	11,600	152,772
Renaissance, Inc.	1,700	12,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Rengo Company, Ltd.	47,700	$329,171
RENOVA, Inc. (A)(B)	3,700	26,372
Resorttrust, Inc.	19,500	372,828
Restar Corp.	3,600	71,209
Retail Partners Company, Ltd.	6,600	65,226
Rheon Automatic Machinery Company, Ltd.	4,900	47,911
Rhythm Company, Ltd.	2,000	54,294
Ricoh Leasing Company, Ltd.	3,500	123,086
Riken Keiki Company, Ltd.	6,400	182,963
Riken Technos Corp.	8,800	62,257
Riken Vitamin Company, Ltd.	5,500	101,186
Ringer Hut Company, Ltd.	200	3,008
Rion Company, Ltd.	2,300	34,497
Riso Kyoiku Company, Ltd.	11,500	19,444
Rock Field Company, Ltd.	3,800	39,826
Rokko Butter Company, Ltd.	4,700	46,864
Roland Corp.	700	18,140
Round One Corp.	46,000	280,712
Royal Holdings Company, Ltd.	1,500	24,855
RS Technologies Company, Ltd.	900	21,980
Ryobi, Ltd.	5,700	79,427
Ryoden Corp.	4,100	73,008
Ryoyo Ryosan Holdings, Inc.	1,226	23,358
S Foods, Inc.	5,100	94,109
S&B Foods, Inc.	2,100	71,881
Sac’s Bar Holdings, Inc.	5,600	31,348
Saibu Gas Holdings Company, Ltd.	6,300	83,145
Saint-Care Holding Corp.	3,300	17,667
Saizeriya Company, Ltd.	1,800	62,891
Sakai Chemical Industry Company, Ltd.	3,600	65,371
Sakai Heavy Industries, Ltd.	800	27,119
Sakai Moving Service Company, Ltd.	5,700	101,475
Sakata INX Corp.	10,700	124,599
Sakura Internet, Inc. (B)	4,900	116,836
Sala Corp.	12,700	73,139
Samty Holdings Company, Ltd.	6,500	117,060
San Holdings, Inc.	5,200	42,449
San ju San Financial Group, Inc.	5,420	67,784
San-A Company, Ltd.	11,000	190,798
San-Ai Obbli Company, Ltd.	14,000	194,476
Sangetsu Corp.	11,400	227,251
Sanken Electric Company, Ltd.	4,687	226,583
Sanki Engineering Company, Ltd.	10,000	160,092
Sanko Gosei, Ltd.	3,100	12,947
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sanko Metal Industrial Company, Ltd.	600	$17,175
Sankyo Frontier Company, Ltd.	1,300	37,733
Sankyo Seiko Company, Ltd.	8,200	34,107
Sankyo Tateyama, Inc.	7,500	38,400
Sankyu, Inc.	8,500	278,997
Sanoh Industrial Company, Ltd.	8,800	51,088
Sansei Technologies, Inc.	3,900	39,495
Sansha Electric Manufacturing Company, Ltd.	1,000	7,082
Sanshin Electronics Company, Ltd.	2,200	30,898
Sanyo Chemical Industries, Ltd.	3,500	96,701
Sanyo Denki Company, Ltd.	2,200	137,250
Sanyo Electric Railway Company, Ltd.	4,100	57,514
Sanyo Engineering & Construction, Inc.	1,900	9,979
Sanyo Shokai, Ltd.	2,200	37,106
Sanyo Special Steel Company, Ltd.	4,729	63,350
Sanyo Trading Company, Ltd.	6,100	63,754
Sato Holdings Corp.	6,800	96,188
Sato Shoji Corp.	3,900	39,144
Satori Electric Company, Ltd.	2,900	40,626
Sawai Group Holdings Company, Ltd.	9,500	405,361
SAXA, Inc.	1,800	30,470
SBI ARUHI Corp.	3,200	18,918
SBI Global Asset Management Company, Ltd.	7,600	32,192
SBI Insurance Group Company, Ltd.	2,300	15,219
SBS Holdings, Inc.	4,300	75,970
Scroll Corp.	7,400	50,439
SEC Carbon, Ltd.	2,500	39,234
Seed Company, Ltd.	3,300	11,884
Seika Corp.	1,400	38,915
Seikagaku Corp.	10,400	60,705
Seikitokyu Kogyo Company, Ltd.	1,700	19,424
Seiko Electric Company, Ltd.	1,100	10,189
Seiko Group Corp.	7,100	195,300
Seiren Company, Ltd.	11,200	180,957
Sekisui Jushi Corp.	5,100	83,969
Sekisui Kasei Company, Ltd.	9,800	28,464
SEMITEC Corp.	1,200	16,250
Senko Group Holdings Company, Ltd.	29,600	242,118
Senshu Electric Company, Ltd.	2,800	100,789
Senshu Ikeda Holdings, Inc.	61,700	153,672
Senshukai Company, Ltd. (A)	13,900	29,279
Seria Company, Ltd.	11,700	271,352
Seven Bank, Ltd. (B)	65,800	130,176
Shibaura Electronics Company, Ltd.	3,800	85,981
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Shibaura Machine Company, Ltd.	6,000	$153,265
Shibaura Mechatronics Corp.	3,300	197,382
Shibuya Corp.	4,700	117,805
SHIFT, Inc. (A)	1,600	150,188
Shikibo, Ltd.	2,100	15,632
Shikoku Electric Power Company, Inc.	38,400	347,239
Shikoku Kasei Holdings Corp.	7,100	99,361
Shima Seiki Manufacturing, Ltd.	6,800	65,969
Shimojima Company, Ltd.	3,900	34,771
Shin Maint Holdings Company, Ltd.	1,200	12,482
Shin Nippon Air Technologies Company, Ltd.	2,700	66,501
Shin Nippon Biomedical Laboratories, Ltd. (B)	5,200	43,258
Shinagawa Refractories Company, Ltd.	6,400	76,901
Shindengen Electric Manufacturing Company, Ltd.	1,600	27,884
Shin-Etsu Polymer Company, Ltd.	10,900	117,090
Shinki Bus Company, Ltd.	1,300	31,175
Shinko Shoji Company, Ltd.	5,900	38,162
Shinmaywa Industries, Ltd.	14,300	133,250
Shinnihon Corp.	7,200	81,855
Shinnihonseiyaku Company, Ltd.	2,700	34,620
Shinsho Corp.	1,200	64,208
Shinwa Company, Ltd. (B)	2,600	45,604
Shinwa Company, Ltd. (Gifu)	2,700	14,491
Ship Healthcare Holdings, Inc.	14,700	221,208
Shizuoka Gas Company, Ltd.	10,200	78,222
Shoei Company, Ltd.	12,000	192,688
Shoei Foods Corp.	500	16,321
Showa Sangyo Company, Ltd.	5,100	106,036
SIGMAXYZ Holdings, Inc.	8,400	85,345
Siix Corp.	7,700	60,103
Simplex Holdings, Inc.	1,300	22,386
Sinanen Holdings Company, Ltd.	1,400	54,493
Sinfonia Technology Company, Ltd.	6,600	199,906
Sinko Industries, Ltd.	4,300	133,595
Sintokogio, Ltd.	9,300	67,209
SK Kaken Company, Ltd.	1,000	60,248
SK-Electronics Company, Ltd.	1,900	34,636
SKY Perfect JSAT Holdings, Inc.	36,800	218,007
Smaregi, Inc. (A)	1,600	26,750
SMK Corp.	1,900	30,429
SMS Company, Ltd.	9,800	147,480
Soda Nikka Company, Ltd.	4,500	36,363
Sodick Company, Ltd.	11,700	62,549
Soft99 Corp.	6,300	63,855
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Softcreate Holdings Corp.	4,400	$51,196
Software Service, Inc.	700	63,857
Soken Chemical & Engineering Company, Ltd.	2,300	50,317
Solasto Corp.	16,100	64,378
Soliton Systems KK	3,800	28,485
Sotetsu Holdings, Inc.	14,000	234,023
Space Company, Ltd.	2,970	24,130
Sparx Group Company, Ltd.	5,180	50,809
SPK Corp.	1,800	26,427
S-Pool, Inc.	21,400	52,235
SRA Holdings	2,500	75,727
SRE Holdings Corp. (A)(B)	3,300	109,338
ST Corp.	4,300	45,672
St. Marc Holdings Company, Ltd.	700	10,098
Star Mica Holdings Company, Ltd.	8,400	37,553
Star Micronics Company, Ltd.	10,100	136,193
Starts Corp., Inc.	7,900	182,493
Starzen Company, Ltd.	3,900	75,449
Stella Chemifa Corp.	2,600	72,109
Step Company, Ltd.	2,900	39,855
Strike Company, Ltd.	2,600	81,648
Studio Alice Company, Ltd. (B)	2,700	37,300
Subaru Enterprise Company, Ltd.	2,500	50,225
Sugimoto & Company, Ltd.	2,500	51,491
Sumida Corp.	7,800	50,838
Suminoe Textile Company, Ltd.	199	2,891
Sumiseki Holdings, Inc. (B)	4,000	26,670
Sumitomo Bakelite Company, Ltd.	600	16,036
Sumitomo Densetsu Company, Ltd.	4,200	103,351
Sumitomo Mitsui Construction Company, Ltd.	35,060	91,948
Sumitomo Osaka Cement Company, Ltd.	8,200	218,129
Sumitomo Riko Company, Ltd.	9,500	102,031
Sumitomo Seika Chemicals Company, Ltd.	1,800	65,091
Sun Frontier Fudousan Company, Ltd.	7,200	90,932
Suncall Corp.	7,800	20,704
Sun-Wa Technos Corp.	2,400	34,403
Suruga Bank, Ltd.	36,800	298,664
Suzuki Company, Ltd.	4,100	47,331
SWCC Corp.	7,200	267,802
System Research Company, Ltd.	2,800	27,506
System Support, Inc.	1,100	14,510
Systems Engineering Consultants Company, Ltd.	600	17,341
Systena Corp.	72,300	194,129
Syuppin Company, Ltd.	5,600	54,881
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
T Hasegawa Company, Ltd.	5,100	$108,374
T RAD Company, Ltd.	1,500	39,287
Tachibana Eletech Company, Ltd.	4,500	84,303
Tachikawa Corp.	3,500	30,753
Tachi-S Company, Ltd.	8,000	108,285
Tadano, Ltd.	25,300	171,394
Taihei Dengyo Kaisha, Ltd.	2,800	106,380
Taiheiyo Cement Corp.	1,900	43,351
Taiho Kogyo Company, Ltd.	6,000	26,745
Taikisha, Ltd.	6,200	209,958
Taisei Lamick Company, Ltd.	1,900	35,086
Taisei Oncho Company, Ltd.	500	15,151
Taiyo Holdings Company, Ltd.	9,900	252,374
Takamatsu Construction Group Company, Ltd.	3,700	75,902
Takamiya Company, Ltd.	9,700	30,728
Takaoka Toko Company, Ltd.	1,970	25,280
Takara & Company, Ltd.	2,500	49,549
Takara Bio, Inc.	10,800	77,152
Takara Holdings, Inc.	36,200	283,638
Takara Standard Company, Ltd.	7,600	83,189
Takasago International Corp.	3,500	114,719
Takasago Thermal Engineering Company, Ltd.	500	18,204
Takashima & Company, Ltd.	4,200	39,280
Takashimaya Company, Ltd.	3,000	23,091
Take And Give Needs Company, Ltd.	1,200	6,911
TAKEBISHI Corp.	2,500	42,069
Takeuchi Manufacturing Company, Ltd.	9,000	268,243
Takuma Company, Ltd.	14,300	159,601
Tama Home Company, Ltd.	3,500	98,410
Tamron Company, Ltd.	8,800	283,607
Tamura Corp.	16,600	73,402
Tanabe Engineering Corp.	1,900	21,144
Tanaka Chemical Corp. (A)	3,400	19,490
Tanseisha Company, Ltd.	10,700	68,615
Tasuki Holdings, Inc.	3,900	17,489
Tayca Corp.	4,200	49,047
Tazmo Company, Ltd. (B)	3,000	73,702
TDC Soft, Inc.	7,800	64,734
TechMatrix Corp.	9,800	164,119
Techno Medica Company, Ltd.	2,400	30,935
Techno Ryowa, Ltd.	3,800	38,252
Techno Smart Corp.	3,200	41,006
Technoflex Corp.	1,300	9,914
TechnoPro Holdings, Inc.	12,600	254,677
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tecnos Japan, Inc.	3,900	$18,512
Teijin, Ltd.	33,700	315,713
Teikoku Electric Manufacturing Company, Ltd.	3,500	64,042
Teikoku Sen-I Company, Ltd.	4,800	84,546
Teikoku Tsushin Kogyo Company, Ltd.	2,800	47,207
Tekken Corp.	3,200	53,108
Tenma Corp.	4,300	79,132
Tenpos Holdings Company, Ltd.	1,400	31,600
Tera Probe, Inc.	700	20,435
Terasaki Electric Company, Ltd.	700	10,583
Tess Holdings Company, Ltd.	8,200	16,768
T-Gaia Corp.	4,800	120,884
The 77 Bank, Ltd.	14,300	412,656
The Akita Bank, Ltd.	4,600	74,296
The Awa Bank, Ltd.	8,700	155,470
The Bank of Iwate, Ltd.	3,900	66,384
The Bank of Nagoya, Ltd.	2,800	136,216
The Bank of Saga, Ltd.	3,400	53,927
The Chiba Kogyo Bank, Ltd.	10,800	77,467
The Ehime Bank, Ltd. (B)	8,450	65,914
The First Bank of Toyama, Ltd.	12,900	108,296
The Fukui Bank, Ltd.	4,918	65,509
The Furukawa Battery Company, Ltd.	1,700	16,161
The Gunma Bank, Ltd.	4,500	30,146
The Hyakugo Bank, Ltd.	50,800	205,785
The Hyakujushi Bank, Ltd.	6,000	111,680
The Japan Steel Works, Ltd.	3,800	119,492
The Keiyo Bank, Ltd.	25,300	136,650
The Kita-Nippon Bank, Ltd.	2,500	43,286
The Kiyo Bank, Ltd.	18,139	233,526
The Miyazaki Bank, Ltd.	3,700	73,792
The Monogatari Corp.	7,900	192,496
The Musashino Bank, Ltd.	6,500	130,403
The Nanto Bank, Ltd.	6,500	144,964
The Nippon Road Company, Ltd.	6,500	73,504
The Nisshin Oillio Group, Ltd.	6,600	234,552
The Ogaki Kyoritsu Bank, Ltd.	10,000	137,551
The Oita Bank, Ltd.	3,900	89,700
The Okinawa Electric Power Company, Inc.	11,664	85,997
The Pack Corp.	3,700	96,525
The San-In Godo Bank, Ltd.	36,700	331,487
The Shibusawa Warehouse Company, Ltd.	2,700	54,080
The Shiga Bank, Ltd.	8,700	203,543
The Shikoku Bank, Ltd.	8,800	61,355
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
The Shimizu Bank, Ltd.	2,800	$28,815
The Sumitomo Warehouse Company, Ltd.	12,476	225,106
The Taiko Bank, Ltd.	3,400	34,312
The Tochigi Bank, Ltd.	20,400	39,951
The Toho Bank, Ltd.	52,600	99,304
The Tohoku Bank, Ltd.	3,800	30,977
The Torigoe Company, Ltd.	5,900	27,997
The Tottori Bank, Ltd.	3,400	30,675
The Towa Bank, Ltd.	8,000	34,582
The Yamagata Bank, Ltd.	6,300	47,298
The Yamanashi Chuo Bank, Ltd.	6,351	75,846
Tigers Polymer Corp.	4,200	23,662
TKC Corp.	6,900	186,092
TKP Corp. (A)	3,900	46,573
Toa Corp. (Hyogo)	7,100	46,622
Toa Corp. (Tokyo)	14,800	95,387
TOA ROAD Corp.	8,000	75,206
Toagosei Company, Ltd.	22,500	244,831
Toba, Inc.	800	18,997
Tobishima Corp.	3,820	37,573
TOC Company, Ltd.	9,300	43,244
Tocalo Company, Ltd.	14,900	189,127
Toda Corp.	37,200	257,378
Toei Company, Ltd.	2,500	73,381
Toenec Corp.	2,100	70,310
Toho Acetylene Company, Ltd.	4,500	11,016
Toho Company, Ltd.	1,500	30,519
Toho Gas Company, Ltd.	1,300	38,291
Toho Holdings Company, Ltd. (B)	12,600	415,798
Toho Titanium Company, Ltd.	9,200	76,685
Toho Zinc Company, Ltd. (A)	3,600	25,290
Tohokushinsha Film Corp. (B)	12,000	54,302
Tokai Carbon Company, Ltd.	50,800	311,322
Tokai Corp.	5,400	84,676
TOKAI Holdings Corp.	26,800	182,002
Tokai Rika Company, Ltd.	13,000	177,776
Tokai Tokyo Financial Holdings, Inc.	47,100	168,834
Token Corp.	1,350	105,718
Tokushu Tokai Paper Company, Ltd.	2,100	53,178
Tokuyama Corp.	15,800	305,365
Tokyo Electron Device, Ltd.	4,400	118,946
Tokyo Energy & Systems, Inc.	6,000	49,404
Tokyo Individualized Educational Institute, Inc.	7,900	22,240
Tokyo Keiki, Inc.	2,000	41,314
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyo Kiraboshi Financial Group, Inc.	5,958	$188,103
Tokyo Rope Manufacturing Company, Ltd.	1,700	13,009
Tokyo Sangyo Company, Ltd.	6,600	33,112
Tokyo Steel Manufacturing Company, Ltd.	10,100	138,563
Tokyo Tekko Company, Ltd.	1,700	63,227
Tokyotokeiba Company, Ltd.	3,700	104,902
Tokyu Construction Company, Ltd.	22,400	114,435
Toli Corp.	11,000	28,722
Tomato Bank, Ltd.	3,200	27,158
Tomen Devices Corp.	900	38,105
Tomoe Corp.	7,600	51,980
Tomoe Engineering Company, Ltd.	1,900	53,526
Tomoku Company, Ltd.	2,900	50,340
TOMONY Holdings, Inc.	44,000	121,191
Tomy Company, Ltd.	20,100	479,327
Tonami Holdings Company, Ltd.	1,800	78,471
Topcon Corp.	25,200	266,832
Topre Corp.	9,700	128,625
Topy Industries, Ltd.	3,600	51,272
Torex Semiconductor, Ltd.	2,300	26,129
Toridoll Holdings Corp. (B)	5,800	147,284
Torii Pharmaceutical Company, Ltd.	3,700	93,796
Torishima Pump Manufacturing Company, Ltd.	4,600	88,952
Tosei Corp.	7,300	117,342
Toshiba TEC Corp.	6,900	165,813
Tosho Company, Ltd.	2,700	13,565
Totech Corp.	6,000	102,666
Totetsu Kogyo Company, Ltd.	6,100	142,150
Toukei Computer Company, Ltd.	1,200	35,466
Towa Corp.	5,000	258,789
Towa Pharmaceutical Company, Ltd.	6,900	139,249
Toyo Construction Company, Ltd.	22,600	222,202
Toyo Corp.	8,200	88,735
Toyo Engineering Corp.	7,500	37,754
Toyo Gosei Company, Ltd.	1,400	82,816
Toyo Kanetsu KK	1,600	45,221
Toyo Machinery & Metal Company, Ltd.	6,200	28,991
Toyo Securities Company, Ltd.	15,100	45,134
Toyo Tanso Company, Ltd.	3,200	126,576
Toyo Tire Corp.	1,100	16,274
Toyobo Company, Ltd.	22,506	154,355
TPR Company, Ltd.	6,400	102,930
Traders Holdings Company, Ltd.	6,220	37,426
Trancom Company, Ltd.	2,200	106,335
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
Transaction Company, Ltd.	3,700	$50,311
Transcosmos, Inc.	4,900	119,640
TRE Holdings Corp.	5,276	61,786
Treasure Factory Company, Ltd.	2,200	28,940
Trenders, Inc.	1,200	7,500
Trinity Industrial Corp.	2,000	14,766
Trusco Nakayama Corp.	12,300	200,901
TS Tech Company, Ltd.	21,900	280,033
TSI Holdings Company, Ltd.	12,005	76,240
Tsubaki Nakashima Company, Ltd.	10,000	48,333
Tsubakimoto Chain Company	6,800	284,581
Tsubakimoto Kogyo Company, Ltd.	3,400	43,276
Tsuburaya Fields Holdings, Inc. (B)	5,000	74,445
Tsugami Corp.	11,400	120,611
Tsukishima Holdings Company, Ltd.	6,200	58,885
Tsukuba Bank, Ltd.	16,500	30,237
Tsumura & Company	14,200	393,071
Tsurumi Manufacturing Company, Ltd.	4,400	116,300
Tsutsumi Jewelry Company, Ltd.	2,500	38,419
Tsuzuki Denki Company, Ltd.	2,100	34,000
TV Asahi Holdings Corp.	5,400	74,012
Tv Tokyo Holdings Corp.	1,900	50,290
TYK Corp.	6,400	18,917
UACJ Corp.	8,471	292,267
UBE Corp.	22,900	418,407
Uchida Yoko Company, Ltd.	1,900	97,590
Ueki Corp.	1,200	13,353
ULS Group, Inc.	600	22,471
U-Next Holdings Company, Ltd.	4,100	159,866
Unipres Corp.	8,800	73,533
UNIRITA, Inc.	700	9,321
United Arrows, Ltd.	5,700	85,369
United Super Markets Holdings, Inc. (B)	14,600	86,473
UNITED, Inc.	6,800	39,128
Unitika, Ltd. (A)	23,900	55,885
Universal Entertainment Corp. (A)	6,500	61,629
Urbanet Corp. Company, Ltd.	3,800	9,933
User Local, Inc.	1,400	18,101
Ushio, Inc.	21,700	309,769
UT Group Company, Ltd.	8,000	155,755
V Technology Company, Ltd.	1,800	36,061
Valor Holdings Company, Ltd.	9,100	141,042
Valqua, Ltd.	4,800	114,149
Value HR Company, Ltd.	4,200	47,496
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
ValueCommerce Company, Ltd.	4,800	$37,675
Vector, Inc.	7,100	46,065
Vertex Corp.	4,320	65,626
Village Vanguard Company, Ltd. (A)	1,400	10,504
Vision, Inc.	7,300	66,123
Visional, Inc. (A)	2,900	177,752
Vital KSK Holdings, Inc.	10,700	91,887
VT Holdings Company, Ltd.	19,400	66,702
Wacoal Holdings Corp.	9,700	287,493
Wacom Company, Ltd.	1,000	4,809
Wakachiku Construction Company, Ltd.	1,800	45,772
Wakita & Company, Ltd.	9,500	106,012
Warabeya Nichiyo Holdings Company, Ltd. (B)	2,700	43,999
Waseda Academy Company, Ltd.	2,900	31,944
Watahan & Company, Ltd.	4,400	53,853
WATAMI Company, Ltd.	1,600	9,918
WDB Holdings Company, Ltd.	2,900	34,944
Weathernews, Inc.	1,600	63,113
Wellneo Sugar Company, Ltd.	3,300	51,232
Wellnet Corp.	2,500	15,160
West Holdings Corp.	5,309	98,713
Will Group, Inc.	4,400	28,703
WingArc1st, Inc.	4,500	91,322
World Company, Ltd.	7,000	96,716
World Holdings Company, Ltd.	2,000	27,674
Xebio Holdings Company, Ltd.	7,100	62,390
Yahagi Construction Company, Ltd.	7,000	80,262
YAKUODO Holdings Company, Ltd.	3,000	53,456
YAMABIKO Corp.	9,000	144,026
YAMADA Consulting Group Company, Ltd.	1,800	30,037
Yamaguchi Financial Group, Inc.	4,400	51,193
Yamaichi Electronics Company, Ltd.	6,000	115,020
Yamatane Corp.	1,900	41,442
Yamato Corp.	5,600	37,333
Yamaura Corp.	1,600	13,078
Yamaya Corp.	1,800	37,856
Yamazawa Company, Ltd.	1,800	15,335
Yamazen Corp.	14,600	137,818
Yaoko Company, Ltd.	2,300	150,783
Yashima Denki Company, Ltd.	4,800	54,392
Yasuda Logistics Corp.	5,200	59,712
YE Digital Corp.	1,900	10,293
Yellow Hat, Ltd.	8,200	143,549
Yodogawa Steel Works, Ltd.	5,165	204,764
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
Yokogawa Bridge Holdings Corp.	9,200	$169,004
Yokorei Company, Ltd.	13,200	92,796
Yokowo Company, Ltd.	5,000	57,075
Yomeishu Seizo Company, Ltd.	2,800	44,565
Yondenko Corp.	2,400	63,411
Yondoshi Holdings, Inc.	1,959	25,106
Yonex Company, Ltd.	11,900	157,272
Yonkyu Company, Ltd.	1,200	17,202
Yorozu Corp.	6,100	47,684
Yoshinoya Holdings Company, Ltd.	16,000	334,102
Yotai Refractories Company, Ltd.	3,100	37,649
Yuasa Funashoku Company, Ltd.	1,100	27,935
Yuasa Trading Company, Ltd.	4,000	141,865
Yukiguni Maitake Company, Ltd.	5,000	35,303
Yurtec Corp.	10,300	102,297
Yushin Precision Equipment Company, Ltd.	3,000	13,554
Yushiro Chemical Industry Company, Ltd.	2,800	33,274
Yutaka Giken Company, Ltd.	1,600	20,700
Zaoh Company, Ltd.	1,800	30,881
Zenitaka Corp.	600	15,205
Zenrin Company, Ltd.	8,600	51,784
Zeon Corp.	7,300	60,513
ZERIA Pharmaceutical Company, Ltd.	5,700	90,333
ZIGExN Company, Ltd.	14,200	55,361
Zuiko Corp. (B)	4,400	37,250
Jersey, Channel Islands 0.1%		509,924
Centamin PLC	312,328	509,924
Jordan 0.1%		548,828
Hikma Pharmaceuticals PLC	20,997	548,828
Liechtenstein 0.1%		398,808
Liechtensteinische Landesbank AG	3,618	311,527
VP Bank AG, Class A	976	87,281
Luxembourg 0.4%		2,229,840
APERAM SA (B)	11,360	320,309
Aroundtown SA (A)	184,123	468,370
B&S Group Sarl (D)	5,479	28,806
Befesa SA (D)	9,885	297,041
d’Amico International Shipping SA	15,822	110,883
Grand City Properties SA (A)	21,034	289,010
IVS Group SA (A)	6,360	49,770
RTL Group SA	3,190	103,985
SES SA	93,157	501,109
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Luxembourg (continued)
Sword Group	1,702	$60,557
Macau 0.0%		16,577
MECOM Power and Construction, Ltd. (A)	414,000	5,911
Wynn Macau, Ltd.	15,600	10,666
Malaysia 0.0%		75,890
Frencken Group, Ltd. (B)	52,800	52,177
Lynas Rare Earths, Ltd. (A)	3,889	18,379
Pentamaster International, Ltd.	62,000	5,334
Malta 0.0%		16,504
Gaming Innovation Group, Inc. (A)	5,338	16,504
Mexico 0.0%		177,389
Fresnillo PLC	24,793	177,389
Monaco 0.0%		49,471
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	49,471
Mongolia 0.0%		118,182
Mongolian Mining Corp. (A)(B)	114,000	118,182
Netherlands 1.8%		10,026,128
Aalberts NV	22,954	897,331
Acomo NV	4,872	94,838
Alfen N.V. (A)(B)(D)	4,865	80,523
AMG Critical Materials NV (B)	7,182	118,686
Arcadis NV	19,076	1,401,522
Basic-Fit NV (A)(B)(D)	11,021	274,686
Brack Capital Properties NV (A)	1,254	102,881
Brunel International NV	4,689	49,625
Corbion NV	14,016	354,990
CTP NV (D)	16,181	304,101
Flow Traders, Ltd. (B)	7,618	147,258
ForFarmers NV	13,376	45,304
Fugro NV	31,246	781,121
IMCD NV	4,962	812,564
Just Eat Takeaway.com NV (A)(D)	642	9,414
Kendrion NV	3,840	55,348
Koninklijke BAM Groep NV	72,452	302,966
Koninklijke Heijmans NV	5,216	148,936
Koninklijke Vopak NV	14,100	648,168
Nedap NV	1,232	80,403
OCI NV	13,112	416,115
Pharming Group NV (A)(B)	105,944	82,752
PostNL NV (B)	68,006	93,339
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Netherlands (continued)
PPHE Hotel Group, Ltd.	4,959	$87,102
Randstad NV	7,593	366,285
SBM Offshore NV	33,843	639,931
SIF Holding NV (A)	2,116	27,028
Signify NV (D)	28,938	714,138
Sligro Food Group NV (B)	5,272	75,926
TKH Group NV	9,206	377,614
TomTom NV (A)(B)	15,955	92,193
Van Lanschot Kempen NV	7,444	343,040
New Zealand 0.4%		1,988,841
Air New Zealand, Ltd.	288,020	98,129
Arvida Group, Ltd.	108,192	112,408
Briscoe Group, Ltd.	11,818	32,707
Channel Infrastructure NZ, Ltd.	43,399	45,902
Chorus, Ltd.	21,811	116,453
Comvita, Ltd.	3,159	2,270
Delegat Group, Ltd. (B)	9,275	31,919
Fletcher Building, Ltd.	8,612	16,569
Freightways Group, Ltd. (B)	26,522	157,438
Genesis Energy, Ltd.	15,834	21,856
Gentrack Group, Ltd. (A)	9,421	59,378
Hallenstein Glasson Holdings, Ltd.	12,034	44,887
Heartland Group Holdings, Ltd.	146,354	99,047
Investore Property, Ltd.	71,158	52,519
KMD Brands, Ltd.	103,491	36,875
Manawa Energy, Ltd.	10,579	26,234
Napier Port Holdings, Ltd.	4,702	6,764
NZME, Ltd.	72,696	43,708
NZX, Ltd.	74,613	61,214
Oceania Healthcare, Ltd. (A)	113,880	57,736
PGG Wrightson, Ltd.	6,900	8,716
Rakon, Ltd. (A)	10,875	5,104
Restaurant Brands New Zealand, Ltd. (A)	8,039	17,398
Sanford, Ltd.	22,753	56,917
Scales Corp., Ltd.	25,768	54,797
Serko, Ltd. (A)	10,833	21,685
Skellerup Holdings, Ltd.	32,456	99,384
SKY Network Television, Ltd.	36,695	62,282
SKYCITY Entertainment Group, Ltd. (B)	105,720	98,475
Steel & Tube Holdings, Ltd.	21,933	13,734
Summerset Group Holdings, Ltd.	22,701	162,181
The Warehouse Group, Ltd.	25,288	18,075
Tourism Holdings, Ltd.	26,348	33,477
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
TOWER, Ltd.	112,835	$81,013
Turners Automotive Group, Ltd.	15,317	39,300
Vista Group International, Ltd. (A)	49,259	92,290
Norway 0.8%		4,361,404
2020 Bulkers, Ltd.	2,700	34,726
ABG Sundal Collier Holding ASA	104,339	64,172
Agilyx ASA (A)	7,890	23,180
Akastor ASA	32,659	44,382
Aker BioMarine ASA (A)(B)	1,236	12,093
AMSC ASA	15,163	41,822
ArcticZymes Technologies ASA (A)(B)	10,381	18,471
Atea ASA (A)	16,653	226,847
Austevoll Seafood ASA	3,319	29,695
Avance Gas Holding, Ltd. (D)	4,037	47,614
Axactor ASA (A)	47,680	20,187
B2 Impact ASA	55,643	44,144
Belships ASA	19,970	37,253
BEWi ASA (A)	4,257	11,037
BLUENORD ASA (A)(B)	4,557	205,850
Bonheur ASA	4,309	112,463
Borregaard ASA	4,419	82,037
Bouvet ASA	18,979	126,180
BW Offshore, Ltd.	21,303	57,985
Cloudberry Clean Energy ASA (A)	29,651	36,870
Crayon Group Holding ASA (A)(D)	14,612	175,614
DNO ASA	103,277	115,995
Elkem ASA (A)(D)	26,712	50,506
Elmera Group ASA (D)	23,730	73,794
Elopak ASA	8,426	33,934
Europris ASA (D)	35,404	222,350
FLEX LNG, Ltd.	1,954	52,157
FLEX LNG, Ltd. (New York Stock Exchange) (B)	884	23,567
Grieg Seafood ASA (B)	12,141	57,762
Hexagon Composites ASA (A)	24,872	94,787
Hexagon Purus ASA (A)(B)	13,675	13,028
Hofseth BioCare ASA (A)	27,299	5,209
Itera ASA	21,736	23,270
Kid ASA (D)	7,973	114,898
Kitron ASA	37,825	124,086
Klaveness Combination Carriers ASA (D)	2,033	17,838
LINK Mobility Group Holding ASA (A)	19,215	41,309
Medistim ASA	2,819	45,389
Morrow Bank ASA (A)	16,702	10,101
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Norway (continued)
MPC Container Ships ASA	81,418	$170,311
Multiconsult ASA (D)	4,235	73,218
Norbit ASA	3,173	28,078
Nordic Mining ASA (A)(B)	11,583	27,258
Norske Skog ASA (B)(D)	14,010	50,576
Norwegian Air Shuttle ASA (A)	70,682	73,518
NRC Group ASA (A)	15,653	7,852
Odfjell Drilling, Ltd.	25,549	128,302
Odfjell SE, A Shares	5,085	71,646
OKEA ASA (B)	6,814	14,135
Otello Corp. ASA (A)	16,811	13,184
Panoro Energy ASA	18,518	51,264
Pareto Bank ASA	9,307	58,048
Pexip Holding ASA	5,005	17,318
PhotoCure ASA (A)	7,868	41,284
Rana Gruber ASA	4,054	26,374
Rogaland Sparebank	1,787	17,390
SATS ASA (A)	6,705	13,106
Scatec ASA (A)(D)	14,212	108,164
Sea1 offshore, Inc.	10,316	28,382
Selvaag Bolig ASA	10,125	34,307
SpareBank 1 Helgeland	791	9,757
Sparebank 1 Oestlandet	5,853	79,893
SpareBank 1 Sorost-Norge	9,718	63,697
Sparebanken More	7,071	56,509
TGS ASA	15,039	172,365
Veidekke ASA	23,421	272,738
Volue ASA (A)	4,209	16,463
Wilh Wilhelmsen Holding ASA, Class A	1,268	49,500
Zaptec ASA (A)(B)	10,602	14,165
Peru 0.0%		243,946
Hochschild Mining PLC (A)	107,762	243,946
Philippines 0.0%		9,505
Del Monte Pacific, Ltd. (A)	136,300	9,505
Poland 0.1%		253,694
InPost SA (A)	13,731	253,694
Portugal 0.4%		2,353,694
Altri SGPS SA	17,993	97,858
Banco Comercial Portugues SA	2,225,234	1,025,745
Corticeira Amorim SGPS SA	6,510	64,682
CTT-Correios de Portugal SA	19,359	95,832
Greenvolt-Energias Renovaveis SA (A)	10,419	95,594
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Portugal (continued)
Ibersol SGPS SA	4,333	$34,484
Mota-Engil SGPS SA	26,139	89,195
NOS SGPS SA	43,695	174,005
REN - Redes Energeticas Nacionais SGPS SA	96,289	251,964
Semapa-Sociedade de Investimento e Gestao	1,051	16,758
Sonae SGPS SA	184,232	193,159
The Navigator Company SA	52,509	214,418
Singapore 1.0%		5,491,933
AEM Holdings, Ltd. (A)	47,167	46,103
Avarga, Ltd. (A)	74,200	11,129
Aztech Global, Ltd.	44,700	33,068
Banyan Tree Holdings, Ltd.	78,000	19,729
Best World International, Ltd. (A)	20,626	40,321
Bonvests Holdings, Ltd.	36,400	25,830
Boustead Singapore, Ltd.	104,189	80,712
BRC Asia, Ltd.	15,100	26,271
Bukit Sembawang Estates, Ltd.	45,800	119,630
Capitaland India Trust	196,192	170,033
Centurion Corp., Ltd.	43,300	24,097
China Aviation Oil Singapore Corp., Ltd.	72,800	47,983
China Sunsine Chemical Holdings, Ltd.	152,100	46,033
Chuan Hup Holdings, Ltd.	109,000	13,847
ComfortDelGro Corp., Ltd.	322,500	351,568
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	26,309
CSE Global, Ltd.	95,680	35,268
CW Group Holdings, Ltd. (A)(C)	135,000	3,199
Delfi, Ltd.	56,500	34,896
Dyna-Mac Holdings, Ltd.	100,500	40,612
Ezion Holdings, Ltd. (A)(C)	1,126,020	0
Ezra Holdings, Ltd. (A)(C)	438,996	925
Far East Orchard, Ltd.	60,031	45,946
First Resources, Ltd.	113,100	128,358
Food Empire Holdings, Ltd.	36,000	26,610
Fraser and Neave, Ltd.	70,600	69,783
Fu Yu Corp., Ltd. (A)	142,200	13,713
Gallant Venture, Ltd. (A)	264,000	14,605
Geo Energy Resources, Ltd.	105,900	21,132
Golden Agri-Resources, Ltd.	1,494,300	303,329
GuocoLand, Ltd.	69,700	81,688
Haw Par Corp., Ltd.	19,000	147,621
Hiap Hoe, Ltd.	38,000	16,881
Ho Bee Land, Ltd.	53,300	76,272
Hong Fok Corp., Ltd.	77,336	46,265
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Singapore (continued)
Hong Leong Asia, Ltd.	70,600	$43,536
Hong Leong Finance, Ltd.	84,000	157,092
Hotel Grand Central, Ltd.	48,457	27,290
HRnetgroup, Ltd.	75,200	40,064
Hyflux, Ltd. (A)(B)(C)	154,800	0
iFAST Corp., Ltd.	20,700	112,271
IGG, Inc. (A)	176,000	72,847
Japfa, Ltd. (A)	87,620	23,547
Keppel Infrastructure Trust	843,238	297,766
Low Keng Huat Singapore, Ltd.	64,000	14,919
Marco Polo Marine, Ltd.	526,500	19,807
Metro Holdings, Ltd.	151,300	49,914
Micro-Mechanics Holdings, Ltd.	5,200	6,128
Midas Holdings, Ltd. (A)(B)(C)	249,000	31,141
Nanofilm Technologies International, Ltd. (B)	56,700	32,492
NetLink NBN Trust	439,200	294,709
NSL, Ltd.	29,000	16,202
OM Holdings, Ltd. (A)	69,157	17,847
OUE, Ltd.	53,300	42,478
Oxley Holdings, Ltd. (A)	409,889	23,522
Pacific Century Regional Developments, Ltd.	52,900	12,761
Pan-United Corp., Ltd.	68,750	27,485
Propnex, Ltd.	33,800	20,327
Q&M Dental Group Singapore, Ltd.	57,720	12,189
QAF, Ltd.	59,334	37,503
Raffles Medical Group, Ltd.	187,218	129,988
Riverstone Holdings, Ltd.	47,000	32,258
SBS Transit, Ltd.	27,700	50,094
Sheng Siong Group, Ltd.	137,200	158,814
SHS Holdings, Ltd.	84,000	7,723
SIA Engineering Company, Ltd.	62,300	111,755
SIIC Environment Holdings, Ltd.	412,280	47,573
Silverlake Axis, Ltd.	45,300	13,034
Sinarmas Land, Ltd.	300,000	52,932
Sing Holdings, Ltd.	79,000	20,271
Sing Investments & Finance, Ltd.	42,900	33,259
Singapore Land Group, Ltd.	55,200	74,449
Singapore Post, Ltd.	306,600	101,102
Singapore Shipping Corp., Ltd.	87,492	16,136
Stamford Land Corp., Ltd.	162,285	46,041
StarHub, Ltd.	112,600	106,131
Straits Trading Company, Ltd.	27,623	28,373
Swiber Holdings, Ltd. (A)(C)	128,250	0
The Hour Glass, Ltd.	46,700	54,712
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Thomson Medical Group, Ltd.	654,600	$24,580
Tuan Sing Holdings, Ltd.	168,537	29,752
UMS Holdings, Ltd.	101,312	79,355
United Overseas Insurance, Ltd.	2,400	12,859
UOB-Kay Hian Holdings, Ltd.	116,026	128,920
Venture Corp., Ltd.	36,000	386,920
Vicom, Ltd.	26,000	26,306
Wee Hur Holdings, Ltd.	102,000	17,617
Wing Tai Holdings, Ltd.	75,117	73,683
Yeo Hiap Seng, Ltd.	9,032	3,693
South Africa 0.0%		166,373
Pan African Resources PLC	407,545	166,373
Spain 2.5%		13,540,657
Acciona SA	2,735	368,767
Acerinox SA	37,508	394,238
Aedas Homes SA (D)	2,347	64,410
Almirall SA	19,382	189,834
Amper SA (A)(B)	414,671	45,361
Atresmedia Corp. de Medios de Comunicacion SA	19,771	100,094
Audax Renovables SA (A)	25,087	52,746
Azkoyen SA	4,660	32,491
Banco de Sabadell SA	964,076	2,068,768
Bankinter SA	159,328	1,407,033
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	13,623	417,852
CIE Automotive SA	9,455	283,822
Construcciones y Auxiliar de Ferrocarriles SA	4,008	153,271
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	27,589
Ebro Foods SA	10,721	190,764
eDreams ODIGEO SA (A)(B)	21,082	156,391
Elecnor SA	10,333	209,995
Enagas SA	38,838	598,931
Ence Energia y Celulosa SA	35,093	120,670
Ercros SA	20,973	87,372
Faes Farma SA	73,009	301,063
Fluidra SA	18,959	469,516
Fomento de Construcciones y Contratas SA	5,274	76,795
Gestamp Automocion SA (D)	33,247	97,136
Global Dominion Access SA (D)	20,323	66,480
Grenergy Renovables SA (A)(B)	473	17,377
Grifols SA (A)	6,014	66,270
Grupo Catalana Occidente SA	9,419	415,979
Grupo Empresarial San Jose SA	6,214	29,442
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Spain (continued)
Iberpapel Gestion SA	3,003	$59,179
Indra Sistemas SA (B)	25,348	475,342
Laboratorios Farmaceuticos Rovi SA	6,474	570,547
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (B)	153,941	187,697
Mapfre SA	195,754	492,755
Melia Hotels International SA	24,485	176,569
Miquel y Costas & Miquel SA	3,997	55,387
Neinor Homes SA (A)(D)	7,385	108,545
Obrascon Huarte Lain SA (A)(B)	78,906	27,992
Oryzon Genomics SA (A)(B)	5,490	10,844
Pharma Mar SA (A)	3,479	156,711
Prim SA	3,271	39,352
Promotora de Informaciones SA, Class A (A)	66,046	25,339
Prosegur Cash SA (D)	84,840	50,856
Realia Business SA	115,998	136,771
Renta 4 Banco SA	1,156	13,948
Sacyr SA	95,747	343,837
Solaria Energia y Medio Ambiente SA (A)(B)	18,688	232,368
Talgo SA (A)(D)	24,045	103,705
Tecnicas Reunidas SA (A)	11,541	145,360
Tubacex SA (B)	26,778	86,701
Tubos Reunidos SA (A)(B)	19,513	13,464
Unicaja Banco SA (D)	255,333	344,608
Vidrala SA	4,943	539,872
Viscofan SA	9,366	632,451
Sweden 2.9%		16,067,324
AcadeMedia AB (D)	24,393	156,510
AddLife AB, B Shares	13,439	214,009
AddNode Group AB	29,043	308,097
AFRY AB	16,879	302,055
Alimak Group AB (D)	15,592	164,218
Alleima AB	28,698	215,126
Alligo AB, Class B	5,813	78,985
Ambea AB (D)	18,952	168,435
Annehem Fastigheter AB, B Shares (A)	14,364	27,183
AQ Group AB	13,675	172,230
Arise AB	4,393	19,771
Arjo AB, B Shares	55,265	225,704
Attendo AB (D)	27,331	127,947
Beijer Alma AB	12,036	242,814
Bergman & Beving AB	8,631	266,897
Betsson AB, B Shares (A)	32,192	410,121
BHG Group AB (A)	7,065	10,881
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Bilia AB, A Shares	17,186	$223,351
Billerud AB	7,971	83,744
BioArctic AB (A)(D)	533	8,631
BioGaia AB, B Shares	2,906	34,146
BioInvent International AB (A)(B)	3,241	11,296
Biotage AB	1,719	32,999
Bjorn Borg AB (A)	3,433	21,213
Bonava AB, B Shares (A)	76,246	62,370
Boozt AB (A)(D)	2,632	28,183
Bravida Holding AB (D)	8,786	72,789
Bufab AB	7,728	327,979
Bulten AB	5,708	42,096
Bure Equity AB	5,411	220,119
Byggmax Group AB	19,580	78,471
Catella AB	11,079	34,336
Cellavision AB	4,258	109,653
Cibus Nordic Real Estate AB	3,525	56,948
Clas Ohlson AB, B Shares	12,179	207,329
Cloetta AB, B Shares	55,240	124,352
Coor Service Management Holding AB (D)	27,734	117,120
Corem Property Group AB, B Shares	96,298	92,732
Corem Property Group AB, D Shares	1,649	41,510
CTT Systems AB	1,443	39,827
Dios Fastigheter AB	26,861	228,098
Dometic Group AB (D)	10,895	74,179
Dustin Group AB (A)(D)	75,735	79,497
Eastnine AB	17,823	76,618
Elanders AB, B Shares	4,037	37,705
Electrolux Professional AB, B Shares	56,300	387,685
Elekta AB, B Shares	6,368	43,487
Eltel AB (A)(D)	12,277	8,707
Enea AB (A)(B)	5,690	49,796
Ependion AB	7,806	82,385
eWork Group AB	2,362	32,338
Fagerhult Group AB	11,083	70,939
Fastighets AB Trianon (A)	12,708	28,061
Fastighetsbolaget Emilshus AB, B Shares (A)	980	4,228
FastPartner AB, A Shares	10,041	72,985
FormPipe Software AB (A)	5,063	12,941
G5 Entertainment AB	1,577	14,832
Granges AB	34,188	423,680
Green Landscaping Group AB (A)(D)	1,280	9,486
Hanza AB	2,882	18,121
Heba Fastighets AB, Class B	20,376	65,379
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Sweden (continued)
HMS Networks AB	5,699	$241,358
Hoist Finance AB (A)(D)	12,254	93,239
Humana AB (A)	11,614	36,744
Instalco AB	50,540	225,182
Inwido AB	14,469	252,578
ITAB Shop Concept AB	7,377	19,225
JM AB	16,432	320,831
Karnov Group AB (A)	22,617	174,255
K-fast Holding AB (A)	13,045	30,667
KNOW IT AB	7,687	122,703
Lime Technologies AB	2,893	93,485
Lindab International AB	22,579	587,741
Loomis AB	4,945	168,303
Medcap AB (A)	2,009	101,868
Medicover AB, B Shares	745	13,606
MEKO AB	11,489	148,086
Micro Systemation AB, Class B	896	4,031
Modern Times Group MTG AB, B Shares (A)	25,418	191,309
Momentum Group AB	8,406	135,466
NCAB Group AB (B)	33,765	245,936
NCC AB, B Shares	22,559	349,806
Nederman Holding AB	3,389	70,367
Net Insight AB, B Shares (A)	57,222	37,876
New Wave Group AB, B Shares	26,181	289,275
Nilorngruppen AB, B Shares	1,816	11,962
Nobia AB (A)(B)	160,668	95,038
Nolato AB, B Shares (B)	50,275	278,532
Nordic Paper Holding AB	6,952	36,229
Nordic Waterproofing Holding AB	7,761	122,351
Norion Bank AB (A)	12,523	50,530
Note AB (A)(B)	5,236	68,786
NP3 Fastigheter AB	7,846	205,250
Nyfosa AB	33,060	365,949
OEM International AB, B Shares	19,305	234,201
Orron Energy AB (A)	38,699	34,527
Ovzon AB (A)	5,064	9,420
Peab AB, Class B	26,336	201,295
Platzer Fastigheter Holding AB, Series B	15,775	157,323
Prevas AB, B Shares	1,258	16,565
Pricer AB, B Shares (A)	55,282	63,065
Proact IT Group AB	7,553	114,403
Probi AB (B)	430	11,640
Ratos AB, B Shares	52,362	172,744
RaySearch Laboratories AB	7,197	110,514
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Rejlers AB	2,462	$38,349
Resurs Holding AB (D)	40,162	88,388
Rottneros AB	30,661	31,164
RVRC Holding AB	7,515	34,822
Scandi Standard AB	14,660	122,820
Scandic Hotels Group AB (A)(D)	36,715	245,535
Sdiptech AB, Class B (A)	2,539	80,440
Sedana Medical AB (A)	11,546	26,243
Sensys Gatso Group AB (A)	2,799	19,248
Serneke Group AB (A)(C)	2,199	6,050
Sinch AB (A)(D)	108,531	313,602
Sintercast AB	1,910	20,462
SkiStar AB	11,299	179,482
Softronic AB, B Shares	8,843	18,927
Solid Forsakring AB	4,033	33,201
Stendorren Fastigheter AB (A)	3,938	69,768
Stillfront Group AB (A)	79,456	58,458
Storskogen Group AB, Class B	139,957	147,641
Synsam AB	4,295	19,787
Systemair AB	22,552	173,836
Tethys Oil AB	8,103	24,709
TF Bank AB (A)	1,974	48,288
Troax Group AB	10,910	235,639
Truecaller AB, Class B	4,358	15,147
VBG Group AB, B Shares	6,568	264,605
Vitec Software Group AB, B Shares	5,912	319,778
Vitrolife AB	1,840	44,310
Volati AB	3,453	38,607
XANO Industri AB, Class B	3,940	30,433
Switzerland 7.8%		42,768,610
Accelleron Industries AG	19,018	995,656
Adecco Group AG	27,262	929,487
Allreal Holding AG	3,628	687,846
ALSO Holding AG	2,082	625,180
Aluflexpack AG (A)	644	11,517
APG SGA SA	455	104,976
Arbonia AG (B)	14,657	226,286
Aryzta AG (A)	244,668	495,486
Ascom Holding AG	7,226	47,667
Autoneum Holding AG (B)	972	141,350
Avolta AG (A)	262	10,181
Baloise Holding AG	5,546	1,072,735
Banque Cantonale de Geneve, Bearer Shares	732	229,587
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Switzerland (continued)
Barry Callebaut AG	176	$284,864
Basilea Pharmaceutica AG (A)	2,614	141,604
Belimo Holding AG	2,455	1,651,166
Bell Food Group AG	615	188,315
Bellevue Group AG	2,069	40,090
Berner Kantonalbank AG	1,202	325,243
BKW AG	1,533	288,166
Bossard Holding AG, Class A	1,500	384,788
Bucher Industries AG	1,659	698,510
Burckhardt Compression Holding AG	774	549,813
Burkhalter Holding AG	621	66,097
Bystronic AG	390	141,496
Calida Holding AG	99	3,259
Carlo Gavazzi Holding AG	231	66,407
Cavotec SA (A)	16,419	32,070
Cembra Money Bank AG	7,869	727,255
Cicor Technologies, Ltd. (A)	495	29,822
Cie Financiere Tradition SA, Bearer Shares	884	155,195
Clariant AG (A)	50,906	800,721
Coltene Holding AG (A)	976	57,410
CPH Group AG	331	25,706
Daetwyler Holding AG, Bearer Shares	1,591	340,948
DKSH Holding AG	8,853	708,789
DocMorris AG (A)(B)	2,147	98,265
dormakaba Holding AG	881	551,879
EDAG Engineering Group AG	3,415	38,071
EFG International AG (A)	25,645	363,991
Emmi AG	606	630,861
Feintool International Holding AG	1,968	36,783
Fenix Outdoor International AG	1,012	63,107
Flughafen Zurich AG	4,980	1,165,248
Forbo Holding AG	262	271,486
Fundamenta Real Estate AG (A)	6,335	120,413
Galenica AG (D)	12,549	1,088,099
GAM Holding AG (A)	32,436	7,032
Georg Fischer AG	21,698	1,724,372
Glarner Kantonalbank	403	10,054
Gurit Holding AG, Bearer Shares	827	32,883
Helvetia Holding AG	9,264	1,469,099
Hiag Immobilien Holding AG	1,255	116,291
Highlight Communications AG, Bearer Shares (A)	4,309	7,407
Huber + Suhner AG	4,293	436,112
Hypothekarbank Lenzburg AG	17	81,201
Implenia AG	3,410	126,364
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Ina Invest Holding AG (A)	1,963	$42,542
Inficon Holding AG	470	673,811
International Workplace Group PLC	203,527	482,174
Interroll Holding AG	179	532,452
Intershop Holding AG	1,455	209,786
Investis Holding SA	998	129,229
Jungfraubahn Holding AG	1,295	306,781
Kardex Holding AG	1,782	576,974
Komax Holding AG (B)	774	120,630
Kongsberg Automotive ASA (A)	142,572	18,768
Kudelski SA, Bearer Shares (A)	14,739	24,544
Landis+Gyr Group AG (A)	6,564	591,718
LEM Holding SA	87	127,991
Luzerner Kantonalbank AG	4,929	381,016
Medacta Group SA (D)	1,810	277,425
medmix AG (D)	6,126	75,615
Meier Tobler Group AG	1,260	38,936
Metall Zug AG, B Shares	57	81,753
Mikron Holding AG	1,756	38,537
Mobilezone Holding AG	10,980	172,121
Mobimo Holding AG	2,004	635,069
Naturenergie Holding AG	4,094	186,132
Novavest Real Estate AG (A)	1,200	46,172
OC Oerlikon Corp. AG	49,580	280,914
Orascom Development Holding AG (A)	6,368	29,809
Orell Fuessli AG	223	20,433
Orior AG	1,596	99,826
Phoenix Mecano AG	226	114,595
Plazza AG, Class A	271	100,478
PSP Swiss Property AG	12,706	1,843,871
Rieter Holding AG	771	91,987
Romande Energie Holding SA	3,950	243,707
Schweiter Technologies AG	269	129,995
Sensirion Holding AG (A)(D)	418	32,949
SFS Group AG	4,572	695,369
Siegfried Holding AG (A)	1,133	1,494,994
SIG Group AG (A)	15,917	336,193
SKAN Group AG	1,185	113,081
Softwareone Holding AG (A)	13,093	242,697
St. Galler Kantonalbank AG	754	371,046
Stadler Rail AG	5,468	180,507
Sulzer AG	5,655	875,154
Swiss Prime Site AG	18,104	2,038,471
Swiss Steel Holding AG (A)	1,341	7,615
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Switzerland (continued)
Swissquote Group Holding SA	3,306	$1,186,233
Temenos AG	13,690	953,367
Thurgauer Kantonalbank	252	36,279
TX Group AG	832	143,321
u-blox Holding AG (A)	1,824	171,863
Valiant Holding AG	4,361	506,525
Varia US Properties AG	1,653	64,070
Vaudoise Assurances Holding SA	84	45,670
Vetropack Holding AG	3,874	145,392
Vontobel Holding AG	7,185	472,429
VZ Holding AG	4,134	620,598
V-ZUG Holding AG (A)	707	44,708
Walliser Kantonalbank	1,001	135,568
Warteck Invest AG	80	161,110
Ypsomed Holding AG	990	485,324
Zehnder Group AG	2,339	148,883
Zueblin Immobilien Holding AG (A)	324	9,961
Zug Estates Holding AG, B Shares	91	196,023
Zuger Kantonalbank AG, Bearer Shares	41	402,713
Taiwan 0.0%		49,748
FIT Hon Teng, Ltd. (A)(D)	168,000	49,748
United Arab Emirates 0.0%		66,403
Gulf Marine Services PLC (A)	60,506	13,531
Shelf Drilling, Ltd. (A)(B)(D)	33,573	52,872
United Kingdom 12.5%		68,617,692
4imprint Group PLC	7,346	514,731
A.G. Barr PLC	28,954	254,040
abrdn PLC	113,854	224,238
Accesso Technology Group PLC (A)	5,085	37,421
Advanced Medical Solutions Group PLC	30,228	99,170
Airtel Africa PLC (D)	53,563	81,946
AJ Bell PLC	77,473	444,373
Alfa Financial Software Holdings PLC (D)	28,797	73,649
Alliance Pharma PLC (A)	126,363	60,884
Anglo-Eastern Plantations PLC	8,673	70,409
AO World PLC (A)	43,823	65,786
Ascential PLC	27,126	203,581
Ashmore Group PLC	82,501	190,350
Ashtead Technology Holdings PLC	11,167	114,475
Aston Martin Lagonda Global Holdings PLC (A)(D)	10,355	20,274
Auction Technology Group PLC (A)(B)	9,742	53,287
Avon Technologies PLC	5,087	83,216
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	138,565	$954,434
Bakkavor Group PLC (D)	42,021	85,177
Balfour Beatty PLC	127,703	704,483
Bank of Georgia Group PLC	9,064	542,270
Barratt Developments PLC	176,772	1,182,850
Beazley PLC	137,207	1,358,580
Begbies Traynor Group PLC	38,310	51,830
Bellway PLC	32,030	1,280,878
Benchmark Holdings PLC (A)	779	431
Bloomsbury Publishing PLC	29,771	280,946
Bodycote PLC	48,442	423,395
Boohoo Group PLC (A)(B)	177,953	65,340
BRAEMAR PLC	7,806	30,807
Breedon Group PLC	42,940	238,538
Bridgepoint Group PLC (D)	27,372	109,821
Britvic PLC	67,260	1,126,110
Brooks Macdonald Group PLC	2,126	54,871
Bytes Technology Group PLC	46,528	295,492
Camellia PLC	237	14,315
Capricorn Energy PLC	22,812	67,572
Card Factory PLC	79,126	129,677
Carillion PLC (A)(C)	114,263	14,391
Carr’s Group PLC	23,815	39,021
Castings PLC	13,200	54,233
Central Asia Metals PLC	46,495	115,532
Chemring Group PLC	63,631	340,068
Chesnara PLC	47,613	163,988
City of London Investment Group PLC	2,827	13,834
Clarkson PLC	8,406	421,088
Close Brothers Group PLC	41,494	297,146
CMC Markets PLC (D)	34,310	141,722
Coats Group PLC	421,421	546,639
Cohort PLC	2,227	26,024
Computacenter PLC	22,533	807,628
Concentric AB	9,708	215,778
Costain Group PLC	46,052	62,914
Cranswick PLC	14,525	921,728
Crest Nicholson Holdings PLC	68,001	184,397
Currys PLC (A)	251,815	262,988
CVS Group PLC	13,736	204,119
Darktrace PLC (A)	47,434	366,321
De La Rue PLC (A)(B)	37,060	45,632
Debenhams PLC (A)(C)	306,827	0
DFS Furniture PLC	54,530	89,742
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
United Kingdom (continued)
Dialight PLC (A)(B)	10,395	$30,419
Direct Line Insurance Group PLC	168,121	421,008
DiscoverIE Group PLC	18,374	160,227
Domino’s Pizza Group PLC	102,930	413,374
dotdigital Group PLC	80,240	96,395
Dowlais Group PLC	36,823	31,607
Dr. Martens PLC	60,207	57,151
Drax Group PLC	99,620	835,306
DS Smith PLC	14,300	88,070
Dunelm Group PLC	30,589	502,025
ECORA RESOURCES PLC	60,997	48,494
EKF Diagnostics Holdings PLC	106,847	39,235
Elementis PLC	160,685	342,726
Endeavour Mining PLC	15,576	328,360
Energean PLC	31,946	409,775
EnQuest PLC (A)	492,057	80,696
Epwin Group PLC	19,976	23,686
Essentra PLC	74,124	171,785
FD Technologies PLC (A)	1,368	28,146
FDM Group Holdings PLC	23,202	126,404
Firstgroup PLC	167,389	347,629
Foresight Group Holdings, Ltd.	3,978	26,926
Forterra PLC (D)	55,975	129,909
Foxtons Group PLC	98,524	82,004
Frasers Group PLC (A)	29,741	338,741
Fuller Smith & Turner PLC, Class A	9,009	88,044
Funding Circle Holdings PLC (A)(D)	33,089	46,104
Future PLC	8,317	118,580
Galliford Try Holdings PLC	30,716	121,550
Games Workshop Group PLC	7,896	1,086,050
Gamma Communications PLC	21,943	442,633
GB Group PLC	33,209	150,178
Gem Diamonds, Ltd. (A)	21,233	4,107
Genel Energy PLC (A)	50,897	54,135
Genuit Group PLC	76,791	466,193
Gooch & Housego PLC	2,166	13,151
Goodwin PLC	572	53,520
Grainger PLC	161,516	507,881
Greggs PLC	26,234	1,099,891
Gulf Keystone Petroleum, Ltd.	54,464	90,118
H&T Group PLC	5,754	29,187
Halfords Group PLC	57,249	110,353
Harbour Energy PLC	138,121	544,499
Hargreaves Services PLC	890	6,921
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Harworth Group PLC	23,538	$51,318
Hays PLC	413,391	504,471
Headlam Group PLC	26,696	51,629
Helical PLC	33,457	95,339
Helios Towers PLC (A)	187,834	280,351
Henry Boot PLC (B)	32,871	96,863
Hill & Smith PLC	24,021	680,808
Hilton Food Group PLC	20,507	266,205
Hollywood Bowl Group PLC	47,261	207,807
Hunting PLC	38,806	229,667
Ibstock PLC (D)	96,676	233,215
IDOX PLC (B)	44,603	36,477
IG Group Holdings PLC	67,542	862,610
IMI PLC	27,110	656,558
Impax Asset Management Group PLC	20,876	101,877
Inchcape PLC	96,372	1,082,145
Indivior PLC (A)	18,008	222,146
IntegraFin Holdings PLC	62,970	322,323
International Distribution Services PLC	136,823	608,952
International Personal Finance PLC	67,188	139,611
iomart Group PLC	31,934	52,194
IP Group PLC (A)	277,752	152,719
IQE PLC (A)	162,822	59,580
ITV PLC	802,939	845,994
J.D. Wetherspoon PLC (A)	23,201	232,432
James Fisher & Sons PLC (A)	13,980	65,131
James Halstead PLC	80,865	190,953
JET2 PLC	43,228	842,544
John Wood Group PLC (A)	169,762	293,043
Johnson Matthey PLC	22,088	475,278
Johnson Service Group PLC	91,766	193,041
Jupiter Fund Management PLC	117,807	132,663
Just Group PLC	274,134	514,506
Kainos Group PLC	23,106	335,416
Keller Group PLC	20,925	458,180
Kier Group PLC	111,930	224,778
Kingfisher PLC	10,044	37,743
Kitwave Group PLC	3,781	16,246
Knights Group Holdings PLC	2,146	3,489
Lancashire Holdings, Ltd.	61,309	542,420
Learning Technologies Group PLC	87,165	79,385
Liontrust Asset Management PLC	16,912	138,863
LSL Property Services PLC	26,351	116,934
Luceco PLC (D)	29,077	58,766
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
United Kingdom (continued)
M&G PLC	29,425	$83,156
Macfarlane Group PLC	27,112	41,449
Man Group PLC	303,599	894,233
Marks & Spencer Group PLC	204,037	920,793
Marshalls PLC	31,755	142,563
Marston’s PLC (A)	196,672	103,526
McBride PLC (A)	46,661	80,128
ME Group International PLC	57,572	146,695
Mears Group PLC	29,550	147,458
Metro Bank Holdings PLC (A)	15,668	12,513
Midwich Group PLC	7,442	31,760
Mitchells & Butlers PLC (A)	71,203	279,654
Mitie Group PLC	310,230	507,303
MJ Gleeson PLC	15,749	122,673
Mobico Group PLC (A)	144,614	129,816
MONY Group PLC	127,250	359,565
Moonpig Group PLC (A)	53,179	146,982
Morgan Advanced Materials PLC	77,362	315,465
Morgan Sindall Group PLC	13,675	537,171
Mortgage Advice Bureau Holdings, Ltd.	8,227	84,266
MP Evans Group PLC	6,022	68,237
NCC Group PLC	81,319	164,206
Next 15 Group PLC	23,383	260,507
Ninety One PLC	74,259	160,929
Norcros PLC	22,835	68,338
Ocado Group PLC (A)	55,042	248,946
Odfjell Technology, Ltd.	4,072	21,133
On the Beach Group PLC (D)	5,789	11,630
OSB Group PLC	102,385	500,962
Oxford Instruments PLC	15,897	479,653
Pagegroup PLC	90,110	462,060
Paragon Banking Group PLC	67,724	681,769
PayPoint PLC	5,618	50,777
Pennon Group PLC	36,580	289,474
Persimmon PLC	45,133	977,870
Pets at Home Group PLC	119,700	486,814
Pharos Energy PLC	103,615	33,465
Phoenix Spree Deutschland, Ltd. (A)	5,180	11,047
Pinewood Technologies Group PLC	19,985	92,391
Polar Capital Holdings PLC	24,577	172,915
Porvair PLC	10,112	84,241
Premier Foods PLC	176,877	418,332
PZ Cussons PLC	60,104	80,892
QinetiQ Group PLC	135,285	858,738
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Quilter PLC (D)	362,248	$661,032
Rank Group PLC (A)	69,151	67,947
Rathbones Group PLC	10,938	271,853
Reach PLC	92,287	121,081
Record PLC	16,553	13,851
Renew Holdings PLC	17,714	249,163
Renewi PLC	21,235	184,481
Ricardo PLC	16,408	106,907
Rightmove PLC	56,771	415,875
RM PLC (A)	12,019	12,897
Robert Walters PLC	18,372	89,804
Rotork PLC	186,741	820,999
RS GROUP PLC	61,841	641,399
RWS Holdings PLC	12,808	30,085
S&U PLC	1,096	25,499
S4 Capital PLC (A)	8,658	6,331
Sabre Insurance Group PLC (D)	64,104	132,176
Saga PLC (A)	22,153	30,564
Savannah Energy PLC (A)(C)	124,942	43,073
Savills PLC	37,918	585,680
Senior PLC	109,946	238,397
Serco Group PLC	258,580	597,583
Serica Energy PLC	15,012	25,047
Severfield PLC	94,265	102,366
SIG PLC (A)	219,428	69,364
SigmaRoc PLC (A)	105,754	100,212
Smiths News PLC	42,303	31,624
Softcat PLC	33,287	685,652
Spectris PLC	9,106	357,479
Speedy Hire PLC	130,012	65,084
Spire Healthcare Group PLC (D)	74,587	249,100
Spirent Communications PLC (A)	166,813	391,125
SSP Group PLC	179,576	401,121
SThree PLC	36,677	198,599
Studio Retail Group PLC (A)(C)	18,987	28,676
STV Group PLC	8,849	31,104
Synthomer PLC (A)	37,723	121,242
Tate & Lyle PLC	72,032	641,795
Tatton Asset Management PLC	9,513	88,654
Team Internet Group PLC	43,466	76,154
Telecom Plus PLC	19,456	471,843
The Gym Group PLC (A)(D)	43,118	79,344
The Vitec Group PLC (A)	19,063	85,772
THG PLC (A)	92,840	73,012
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
United Kingdom (continued)
TI Fluid Systems PLC (D)	31,818	$55,452
Topps Tiles PLC	62,375	37,965
TORM PLC, Class A	9,712	355,410
TP ICAP Group PLC	196,256	625,803
Trainline PLC (A)(D)	6,776	26,941
Travis Perkins PLC	41,346	495,053
Trellus Health PLC (A)	6,575	105
Tribal Group PLC	40	28
Trifast PLC	32,876	34,816
TT Electronics PLC	64,139	136,184
Tullow Oil PLC (A)(B)	306,885	108,668
Vanquis Banking Group PLC	58,150	43,518
Vertu Motors PLC	80,254	75,250
Vesuvius PLC	60,343	323,084
Victorian Plumbing Group PLC	4,789	6,355
Victrex PLC	13,148	177,717
Virgin Money UK PLC	292,361	830,277
Vistry Group PLC (A)	99,651	1,785,728
Volex PLC	35,475	170,215
Volution Group PLC	50,770	377,854
Vp PLC (B)	3,980	35,587
Watches of Switzerland Group PLC (A)(D)	56,394	294,128
Watkin Jones PLC (A)	61,285	24,103
WH Smith PLC	24,690	417,160
Wickes Group PLC	73,076	162,434
Wilmington PLC	8,311	42,123
Xaar PLC (A)	24,649	35,770
XPS Pensions Group PLC	20,570	81,713
Young & Co’s Brewery PLC	2,256	19,466
Young & Co’s Brewery PLC, Class A (B)	5,978	73,700
Zigup PLC	62,860	332,128
Zotefoams PLC	4,703	28,973
United States 0.7%		3,748,462
ADTRAN Holdings, Inc. (A)	6,135	34,318
Alcoa Corp., CHESS Depositary Interest (B)	9,236	297,734
Aura Minerals, Inc.	700	6,675
Burford Capital, Ltd.	47,546	635,524
Diversified Energy Company PLC	12,119	144,923
Energy Fuels, Inc. (A)(B)	7,234	35,160
Primo Water Corp.	42,661	943,977
PureTech Health PLC (A)	59,300	127,463
PureTech Health PLC, ADR (A)(B)	387	8,708
REC Silicon ASA (A)(B)	33,757	23,253
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Reliance Worldwide Corp., Ltd.	200,569	$725,403
Samsonite International SA (D)	228,600	577,330
SSR Mining, Inc.	23,540	122,621
SunOpta, Inc. (A)	9,939	56,124
VAALCO Energy, Inc.	1	7

Viemed Healthcare, Inc. (A)	1,216	9,242
Preferred securities 0.3%		$1,796,875
(Cost $1,533,834)
Germany 0.3%		1,796,875
Draegerwerk AG & Company KGaA	2,416	122,423
Einhell Germany AG	411	27,910
FUCHS SE	19,467	818,868
Jungheinrich AG	13,048	410,369
Sixt SE	4,486	262,992
STO SE & Company KGaA	753	100,098

Villeroy & Boch AG	2,936	54,215
Rights 0.0%		$6,279
(Cost $6,312)
APERAM SA (Expiration Date: 9-12-24) (A)(E)	11,360	6,279
Emperor International Holdings, Ltd. (Expiration Date: 9-16-24; Strike Price: HKD 0.25) (A)	254,125	0

Intercell AG (A)(C)(E)	8,699	0
Warrants 0.0%		$4,280
(Cost $0)
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	19,913	323
Australian Strategic Materials, Ltd. (Expiration Date: 10-31-27; Strike Price: AUD 1.74) (A)	2,502	0
Webuild SpA (Expiration Date: 8-31-30) (A)(E)	5,704	3,957

	Yield (%)	Shares	Value
Short-term investments 5.5%			$30,369,086
(Cost $30,362,854)
Short-term funds 5.5%			30,369,086
John Hancock Collateral Trust (F)	5.2747(G)	3,037,030	30,369,086

Total investments (Cost $468,347,355) 104.1%	$573,460,952
Other assets and liabilities, net (4.1%)	(22,503,286)
Total net assets 100.0%	$550,957,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following sector composition as a percentage of net assets on 8-31-24:
Industrials	24.4%
Financials	14.1%
Consumer discretionary	12.3%
Materials	11.8%
Information technology	8.6%
Consumer staples	6.2%
Health care	5.4%
Energy	4.7%
Real estate	4.4%
Communication services	3.8%
Utilities	2.9%
Short-term investments and other	1.4%
TOTAL	100.0%
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	31	Long	Sep 2024	$3,642,219	$3,809,900	$167,681
						$167,681
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $481,824,738. Net unrealized appreciation aggregated to $91,803,895, of which $164,286,062 related to gross unrealized appreciation and $72,482,167 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $437,984,501) including $28,574,267 of securities loaned	$543,091,866
Affiliated investments, at value (Cost $30,362,854)	30,369,086
Total investments, at value (Cost $468,347,355)	573,460,952
Cash	3,216,236
Foreign currency, at value (Cost $622,389)	621,922
Collateral held at broker for futures contracts	123,462
Dividends and interest receivable	2,757,162
Receivable for fund shares sold	8,202
Receivable for investments sold	1,623,804
Receivable for securities lending income	32,474
Other assets	59,913
Total assets	581,904,127
Liabilities
Payable for futures variation margin	24,493
Payable for fund shares repurchased	307,719
Payable upon return of securities loaned	30,392,162
Payable to affiliates
Accounting and legal services fees	17,558
Transfer agent fees	5,689
Trustees’ fees	518
Other liabilities and accrued expenses	198,322
Total liabilities	30,946,461
Net assets	$550,957,666
Net assets consist of
Paid-in capital	$434,952,778
Total distributable earnings (loss)	116,004,888
Net assets	$550,957,666

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($52,066,798 ÷ 4,569,513 shares)[1]	$11.39
Class C ($229,112 ÷ 20,109 shares)[1]	$11.39
Class I ($10,230,070 ÷ 897,784 shares)	$11.39
Class R6 ($1,893,454 ÷ 165,534 shares)	$11.44
Class NAV ($486,538,232 ÷ 42,667,254 shares)	$11.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.99

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
89	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$18,016,049
Interest	128,610
Securities lending	376,878
Less foreign taxes withheld	(1,678,030)
Total investment income	16,843,507
Expenses
Investment management fees	4,493,708
Distribution and service fees	157,151
Accounting and legal services fees	112,565
Transfer agent fees	72,422
Trustees’ fees	14,126
Custodian fees	312,370
State registration fees	67,384
Printing and postage	24,064
Professional fees	103,007
Other	39,542
Total expenses	5,396,339
Less expense reductions	(43,668)
Net expenses	5,352,671
Net investment income	11,490,836
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,479,921
Affiliated investments	(1,167)
Futures contracts	227,257
17,706,011
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	51,238,277
Affiliated investments	6,219
Futures contracts	313,783
51,558,279
Net realized and unrealized gain	69,264,290
Increase in net assets from operations	$80,755,126
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	90

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$11,490,836	$13,407,248
Net realized gain	17,706,011	136,236
Change in net unrealized appreciation (depreciation)	51,558,279	59,155,428
Increase in net assets resulting from operations	80,755,126	72,698,912
Distributions to shareholders
From earnings
Class A	(1,269,200)	(1,666,989)
Class C	(7,573)	(16,336)
Class I	(262,048)	(292,083)
Class R6	(885,844)	(2,290,346)
Class NAV	(13,828,613)	(17,440,055)
Total distributions	(16,253,278)	(21,705,809)
From fund share transactions	(127,384,981)	(47,454,778)
Total increase (decrease)	(62,883,133)	3,538,325
Net assets
Beginning of year	613,840,799	610,302,474
End of year	$550,957,666	$613,840,799
91	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.64	$10.38	$10.08
Net investment income[1]	0.17	0.18	0.19	0.11	0.12
Net realized and unrealized gain (loss) on investments	1.35	0.91	(3.12)	3.45	0.62
Total from investment operations	1.52	1.09	(2.93)	3.56	0.74
Less distributions
From net investment income	(0.25)	(0.12)	(0.29)	(0.15)	(0.20)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.25)	(0.31)	(1.37)	(0.30)	(0.44)
Net asset value, end of period	$11.39	$10.12	$9.34	$13.64	$10.38
Total return (%)[2,3]	15.35	11.96	(23.36)	34.74	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$53	$53	$72	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.34	1.34	1.41	1.48
Expenses including reductions	1.33	1.33	1.34	1.39	1.39
Net investment income	1.67	1.84	1.71	0.88	1.17
Portfolio turnover (%)	9	11	14	12	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	92

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.63	$10.37	$10.09
Net investment income[1]	0.09	0.10	0.11	0.02	0.04
Net realized and unrealized gain (loss) on investments	1.36	0.92	(3.12)	3.46	0.60
Total from investment operations	1.45	1.02	(3.01)	3.48	0.64
Less distributions
From net investment income	(0.18)	(0.05)	(0.20)	(0.07)	(0.12)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.18)	(0.24)	(1.28)	(0.22)	(0.36)
Net asset value, end of period	$11.39	$10.12	$9.34	$13.63	$10.37
Total return (%)[2,3]	14.67	11.12	(23.89)	33.76	6.24
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	2.04	2.04	2.11	2.18
Expenses including reductions	2.03	2.03	2.04	2.10	2.17
Net investment income	0.83	1.08	0.97	0.15	0.39
Portfolio turnover (%)	9	11	14	12	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
93	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.65	$10.37	$10.08
Net investment income[1]	0.20	0.21	0.21	0.15	0.13
Net realized and unrealized gain (loss) on investments	1.35	0.91	(3.11)	3.45	0.62
Total from investment operations	1.55	1.12	(2.90)	3.60	0.75
Less distributions
From net investment income	(0.28)	(0.15)	(0.33)	(0.17)	(0.22)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.28)	(0.34)	(1.41)	(0.32)	(0.46)
Net asset value, end of period	$11.39	$10.12	$9.34	$13.65	$10.37
Total return (%)[2]	15.68	12.32	(23.17)	35.21	7.24
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$4	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.04	1.05	1.11	1.18
Expenses including reductions	1.03	1.03	1.04	1.10	1.17
Net investment income	1.97	2.19	1.94	1.19	1.27
Portfolio turnover (%)	9	11	14	12	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	94

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.13	$9.35	$13.66	$10.38	$10.08
Net investment income[1]	0.15	0.22	0.24	0.15	0.15
Net realized and unrealized gain (loss) on investments	1.45	0.91	(3.13)	3.46	0.63
Total from investment operations	1.60	1.13	(2.89)	3.61	0.78
Less distributions
From net investment income	(0.29)	(0.16)	(0.34)	(0.18)	(0.24)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.29)	(0.35)	(1.42)	(0.33)	(0.48)
Net asset value, end of period	$11.44	$10.13	$9.35	$13.66	$10.38
Total return (%)[2]	16.19	12.43	(23.06)	35.30	7.45
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$66	$61	$78	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.93	0.94	1.01	1.07
Expenses including reductions	0.92	0.93	0.93	1.00	1.06
Net investment income	1.55	2.25	2.12	1.27	1.51
Portfolio turnover (%)	9	11	14	12	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
95	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.35	$13.66	$10.38	$10.08
Net investment income[1]	0.22	0.22	0.24	0.15	0.15
Net realized and unrealized gain (loss) on investments	1.36	0.90	(3.12)	3.46	0.63
Total from investment operations	1.58	1.12	(2.88)	3.61	0.78
Less distributions
From net investment income	(0.30)	(0.16)	(0.35)	(0.18)	(0.24)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.30)	(0.35)	(1.43)	(0.33)	(0.48)
Net asset value, end of period	$11.40	$10.12	$9.35	$13.66	$10.38
Total return (%)[2]	15.90	12.34	(23.04)	35.31	7.47
Ratios and supplemental data
Net assets, end of period (in millions)	$487	$485	$491	$740	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.93	1.00	1.05
Expenses including reductions	0.91	0.92	0.92	0.99	1.05
Net investment income	2.11	2.23	2.13	1.28	1.53
Portfolio turnover (%)	9	11	14	12	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	96

Notes to financial statements
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
97	JOHN HANCOCK International Small Company Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$36,072,920	$710,009	$35,192,509	$170,402
Austria	7,749,753	—	7,749,753	—
Belgium	9,173,303	—	9,173,303	—
Bermuda	1,246,863	20,577	1,226,286	—
Cambodia	149,769	—	149,769	—
Canada	57,194,479	56,869,390	324,987	102
Chile	9,213	9,213	—	—
China	58,593	—	58,593	—
Cyprus	84,776	—	84,776	—
Denmark	16,434,569	—	16,434,569	—
Faeroe Islands	32,183	—	32,183	—
Finland	12,795,794	—	12,795,794	—
France	27,016,933	35,436	26,981,497	—
Georgia	406,757	—	406,757	—
Germany	30,041,418	—	30,041,418	—
| JOHN HANCOCK International Small Company Fund	98

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Gibraltar	$8,751	—	$8,751	—
Greece	87,544	—	87,507	$37
Greenland	31,341	—	31,341	—
Hong Kong	8,653,435	$7,074	8,626,154	20,207
Ireland	2,880,858	—	2,880,858	—
Isle of Man	593,671	—	593,671	—
Israel	5,626,458	71,468	5,554,990	—
Italy	22,085,806	—	22,085,806	—
Japan	128,953,418	—	128,953,418	—
Jersey, Channel Islands	509,924	—	509,924	—
Jordan	548,828	—	548,828	—
Liechtenstein	398,808	—	398,808	—
Luxembourg	2,229,840	—	2,229,840	—
Macau	16,577	—	16,577	—
Malaysia	75,890	—	75,890	—
Malta	16,504	—	16,504	—
Mexico	177,389	—	177,389	—
Monaco	49,471	—	49,471	—
Mongolia	118,182	—	118,182	—
Netherlands	10,026,128	—	10,026,128	—
New Zealand	1,988,841	—	1,988,841	—
Norway	4,361,404	23,567	4,337,837	—
Peru	243,946	—	243,946	—
Philippines	9,505	—	9,505	—
Poland	253,694	—	253,694	—
Portugal	2,353,694	—	2,353,694	—
Singapore	5,491,933	—	5,456,668	35,265
South Africa	166,373	—	166,373	—
Spain	13,540,657	—	13,540,657	—
Sweden	16,067,324	—	16,061,274	6,050
Switzerland	42,768,610	—	42,768,610	—
Taiwan	49,748	—	49,748	—
United Arab Emirates	66,403	—	66,403	—
United Kingdom	68,617,692	328,360	68,203,192	86,140
United States	3,748,462	1,182,514	2,565,948	—
Preferred securities	1,796,875	—	1,796,875	—
Rights	6,279	—	6,279	—
Warrants	4,280	323	3,957	—
Short-term investments	30,369,086	30,369,086	—	—
Total investments in securities	$573,460,952	$89,627,017	$483,515,732	$318,203
99	JOHN HANCOCK International Small Company Fund |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$167,681	$167,681	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2024, the fund loaned securities valued at $28,574,267 and received $30,392,162 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK International Small Company Fund	100

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $5,268.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
101	JOHN HANCOCK International Small Company Fund |

The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Ordinary income	$16,253,278	$9,720,810
Long-term capital gains	—	11,984,999
Total	$16,253,278	$21,705,809
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $12,761,524 of undistributed ordinary income and $11,358,245 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the
| JOHN HANCOCK International Small Company Fund	102

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2024, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $1.3 million to $4.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$167,681	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$227,257
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$313,783
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
103	JOHN HANCOCK International Small Company Fund |

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.800% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement,“expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes,(b) brokerage commissions,(c) interest expense,(d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business,(e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,992
Class C	26
Class I	759
Class	Expense reduction
Class R6	$1,403
Class NAV	37,488
Total	$43,668

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
| JOHN HANCOCK International Small Company Fund	104

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,806 for the year ended August 31, 2024. Of this amount, $2,595 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,211 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $1,369 and $1 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$153,749	$59,684
Class C	3,402	399
Class I	—	11,318
Class R6	—	1,021
Total	$157,151	$72,422
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,842,857	7	5.810%	$(4,342)
Lender	2,300,000	2	5.805%	742
105	JOHN HANCOCK International Small Company Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	248,406	$2,562,470	600,213	$5,856,654
Distributions reinvested	123,706	1,265,513	179,729	1,662,494
Repurchased	(1,076,874)	(11,133,251)	(1,179,502)	(11,366,068)
Net decrease	(704,762)	$(7,305,268)	(399,560)	$(3,846,920)
Class C shares
Sold	375	$3,901	542	$5,394
Distributions reinvested	737	7,573	1,757	16,336
Repurchased	(29,555)	(304,450)	(31,574)	(306,750)
Net decrease	(28,443)	$(292,976)	(29,275)	$(285,020)
Class I shares
Sold	393,441	$3,990,260	1,031,394	$9,745,969
Distributions reinvested	25,666	262,048	31,645	292,083
Repurchased	(430,266)	(4,416,362)	(581,616)	(5,777,507)
Net increase (decrease)	(11,159)	$(164,054)	481,423	$4,260,545
Class R6 shares
Sold	161,976	$1,618,305	1,167,742	$11,266,295
Distributions reinvested	86,762	885,844	248,141	2,290,346
Repurchased	(6,621,562)	(65,635,144)	(1,453,940)	(14,127,920)
Net decrease	(6,372,824)	$(63,130,995)	(38,057)	$(571,279)
Class NAV shares
Sold	1,070,509	$11,101,754	1,528,271	$14,724,899
Distributions reinvested	1,354,418	13,828,613	1,891,546	17,440,055
Repurchased	(7,630,279)	(81,422,055)	(8,070,652)	(79,177,058)
Net decrease	(5,205,352)	$(56,491,688)	(4,650,835)	$(47,012,104)
Total net decrease	(12,322,540)	$(127,384,981)	(4,636,304)	$(47,454,778)
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $47,299,137 and $179,726,791, respectively, for the year ended August 31, 2024.
| JOHN HANCOCK International Small Company Fund	106

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2024, funds within the John Hancock group of funds complex held 88.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	34.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	16.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,037,030	$18,312	$108,369,250	$(78,023,528)	$(1,167)	$6,219	$376,878	—	$30,369,086

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
107	JOHN HANCOCK International Small Company Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, broker, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	108

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $18,062,753. The fund intends to pass through foreign tax credits of $1,550,500.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
109	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	110

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
111	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three-year period and underperformed for the one-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the five- and ten-year periods and relative to its peer group median for the one-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or
| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	112

one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
113	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	114

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fundis being monitored and reasonably addressed, where appropriate;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
115	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

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MF3827221	424A 8/24
10/24

Annual Financial Statements & Other N-CSR Items
John Hancock
New Opportunities Fund
U.S. equity
August 31, 2024

John Hancock
New Opportunities Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
16	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK NEW OPPORTUNITIES FUND |

Fund’s investments
AS OF 8-31-24
	Shares	Value
Common stocks 98.3%		$294,235,353
(Cost $213,546,349)
Consumer discretionary 11.0%		33,012,932
Automobile components 1.5%
Dorman Products, Inc. (A)	21,992	2,494,333
Fox Factory Holding Corp. (A)	51,331	2,077,879
Diversified consumer services 2.3%
Grand Canyon Education, Inc. (A)	46,994	6,814,600
Hotels, restaurants and leisure 2.1%
Chuy’s Holdings, Inc. (A)	107,713	4,006,924
First Watch Restaurant Group, Inc. (A)	35,594	587,657
Krispy Kreme, Inc.	163,665	1,844,505
Household durables 2.1%
TopBuild Corp. (A)	15,872	6,238,013
Specialty retail 2.3%
Lithia Motors, Inc.	13,797	4,154,001
Revolve Group, Inc. (A)	115,005	2,635,915
Textiles, apparel and luxury goods 0.7%
Oxford Industries, Inc.	24,823	2,159,105
Energy 5.7%		16,941,727
Energy equipment and services 1.3%
ChampionX Corp.	126,328	3,932,591
Oil, gas and consumable fuels 4.4%
Magnolia Oil & Gas Corp., Class A	156,573	4,009,835
Matador Resources Company	70,940	4,023,717
Permian Resources Corp.	349,409	4,975,584
Financials 8.9%		26,538,683
Banks 2.0%
Ameris Bancorp	47,255	2,912,326
Pinnacle Financial Partners, Inc.	30,774	3,064,167
Capital markets 5.5%
Houlihan Lokey, Inc.	40,080	6,277,330
PJT Partners, Inc., Class A	56,170	6,936,995
Stifel Financial Corp.	37,751	3,327,373
Financial services 1.4%
Flywire Corp. (A)	222,004	4,020,492
Health care 28.0%		83,909,495
Biotechnology 13.3%
Arcutis Biotherapeutics, Inc. (A)	163,231	1,775,953
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK NEW OPPORTUNITIES FUND	2

	Shares	Value
Health care (continued)
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc. (A)	345,278	$3,000,466
Crinetics Pharmaceuticals, Inc. (A)	88,316	4,686,047
Halozyme Therapeutics, Inc. (A)	69,037	4,408,012
Insmed, Inc. (A)	59,777	4,571,147
Krystal Biotech, Inc. (A)	18,225	3,556,062
SpringWorks Therapeutics, Inc. (A)	77,695	3,240,658
Travere Therapeutics, Inc. (A)	254,346	2,408,657
Ultragenyx Pharmaceutical, Inc. (A)	81,650	4,636,087
Veracyte, Inc. (A)	111,581	3,520,381
Vericel Corp. (A)	79,494	4,105,865
Health care equipment and supplies 3.8%
Artivion, Inc. (A)	105,662	2,867,667
AtriCure, Inc. (A)	62,719	1,643,865
Globus Medical, Inc., Class A (A)	52,055	3,784,399
ICU Medical, Inc. (A)	12,541	2,073,404
Integra LifeSciences Holdings Corp. (A)	52,659	1,071,084
Health care providers and services 4.1%
Acadia Healthcare Company, Inc. (A)	54,299	4,448,717
HealthEquity, Inc. (A)	51,907	4,129,721
US Physical Therapy, Inc.	41,807	3,578,679
Life sciences tools and services 3.0%
Azenta, Inc. (A)	89,332	4,423,721
CryoPort, Inc. (A)	89,938	838,222
Medpace Holdings, Inc. (A)	10,839	3,850,772
Pharmaceuticals 3.8%
Intra-Cellular Therapies, Inc. (A)	53,882	3,948,473
Phathom Pharmaceuticals, Inc. (A)	226,490	3,741,615
Supernus Pharmaceuticals, Inc. (A)	102,384	3,599,821
Industrials 18.5%		55,525,040
Aerospace and defense 1.4%
Hexcel Corp.	67,185	4,252,139
Building products 1.4%
Gibraltar Industries, Inc. (A)	62,437	4,349,986
Construction and engineering 1.4%
Sterling Infrastructure, Inc. (A)	34,028	4,067,367
Electrical equipment 0.3%
Shoals Technologies Group, Inc., Class A (A)	177,820	958,450
Machinery 8.9%
Alamo Group, Inc.	21,601	4,004,825
Columbus McKinnon Corp.	70,250	2,403,253
Gates Industrial Corp. PLC (A)	249,923	4,538,602
3	JOHN HANCOCK NEW OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Hillenbrand, Inc.	74,654	$2,460,596
RBC Bearings, Inc. (A)	16,582	4,938,949
SPX Technologies, Inc. (A)	50,805	8,288,328
Professional services 3.4%
CACI International, Inc., Class A (A)	10,525	5,137,463
Exponent, Inc.	46,947	5,082,952
Trading companies and distributors 1.7%
SiteOne Landscape Supply, Inc. (A)	35,543	5,042,130
Information technology 19.3%		57,649,910
Communications equipment 0.8%
Viavi Solutions, Inc. (A)	287,297	2,473,627
Electronic equipment, instruments and components 3.7%
Advanced Energy Industries, Inc.	35,202	3,734,580
Novanta, Inc. (A)	38,990	7,146,087
IT services 0.6%
Thoughtworks Holding, Inc. (A)	433,097	1,883,968
Semiconductors and semiconductor equipment 5.3%
Allegro MicroSystems, Inc. (A)	153,443	3,763,957
MACOM Technology Solutions Holdings, Inc. (A)	53,818	5,878,540
Power Integrations, Inc.	44,022	2,953,876
Silicon Laboratories, Inc. (A)	26,522	3,139,409
Software 8.9%
Appfolio, Inc., Class A (A)	23,763	5,512,778
CyberArk Software, Ltd. (A)	30,400	8,716,815
Intapp, Inc. (A)	154,929	7,157,720
The Descartes Systems Group, Inc. (A)	52,419	5,288,553
Materials 4.4%		13,085,642
Chemicals 4.4%
Avient Corp.	104,580	5,138,015
Balchem Corp.	25,922	4,588,972
Quaker Chemical Corp.	19,842	3,358,655
Real estate 2.5%		7,571,924
Hotel and resort REITs 1.2%
Ryman Hospitality Properties, Inc.	35,140	3,653,154
Industrial REITs 1.3%
STAG Industrial, Inc.	96,569	3,918,770

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK NEW OPPORTUNITIES FUND	4

	Yield (%)	Shares	Value
Short-term investments 1.7%			$5,267,601
(Cost $5,267,601)
Short-term funds 1.7%			5,267,601
State Street Institutional Treasury Money Market Fund, Premier Class	5.1757(B)	5,267,601	5,267,601

Total investments (Cost $218,813,950) 100.0%	$299,502,954
Other assets and liabilities, net (0.0%)	(117,910)
Total net assets 100.0%	$299,385,044

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
At 8-31-24, the aggregate cost of investments for federal income tax purposes was $219,349,686. Net unrealized appreciation aggregated to $80,153,268, of which $106,537,633 related to gross unrealized appreciation and $26,384,365 related to gross unrealized depreciation.
5	JOHN HANCOCK NEW OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-24

Assets
Unaffiliated investments, at value (Cost $218,813,950)	$299,502,954
Dividends and interest receivable	101,623
Receivable for fund shares sold	12,078
Other assets	62,776
Total assets	299,679,431
Liabilities
Due to custodian	3,471
Payable for investments purchased	24,076
Payable for fund shares repurchased	110,371
Payable to affiliates
Accounting and legal services fees	9,351
Transfer agent fees	24,763
Distribution and service fees	56
Trustees’ fees	276
Other liabilities and accrued expenses	122,023
Total liabilities	294,387
Net assets	$299,385,044
Net assets consist of
Paid-in capital	$212,078,370
Total distributable earnings (loss)	87,306,674
Net assets	$299,385,044

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($260,050,321 ÷ 9,888,164 shares)[1]	$26.30
Class C ($1,678,566 ÷ 69,881 shares)[1]	$24.02
Class I ($13,612,678 ÷ 508,719 shares)	$26.76
Class R2 ($316,811 ÷ 12,048 shares)	$26.30
Class R4 ($65,330 ÷ 2,451 shares)	$26.65
Class R6 ($2,075,293 ÷ 77,081 shares)	$26.92
Class 1 ($21,586,045 ÷ 794,899 shares)	$27.16
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	6

STATEMENT OF OPERATIONS For the year ended 8-31-24

Investment income
Dividends	$1,949,915
Expenses
Investment management fees	2,102,824
Distribution and service fees	651,637
Accounting and legal services fees	57,672
Transfer agent fees	307,585
Trustees’ fees	7,202
Custodian fees	47,207
State registration fees	94,120
Printing and postage	28,857
Professional fees	95,498
Other	26,074
Total expenses	3,418,676
Less expense reductions	(22,493)
Net expenses	3,396,183
Net investment loss	(1,446,268)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	10,066,078
10,066,078
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	23,323,634
23,323,634
Net realized and unrealized gain	33,389,712
Increase in net assets from operations	$31,943,444
7	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(1,446,268)	$(1,832,058)
Net realized gain	10,066,078	25,876,236
Change in net unrealized appreciation (depreciation)	23,323,634	4,156,714
Increase in net assets resulting from operations	31,943,444	28,200,892
Distributions to shareholders
From earnings
Class A	(12,096,500)	(22,532,438)
Class C	(90,091)	(168,683)
Class I	(655,975)	(1,061,240)
Class R2	(13,553)	(20,339)
Class R4	(2,918)	(5,372)
Class R6	(84,895)	(29,443)
Class 1	(1,044,505)	(2,029,166)
Total distributions	(13,988,437)	(25,846,681)
From fund share transactions	(19,040,421)	2,978,791
Total increase (decrease)	(1,085,414)	5,333,002
Net assets
Beginning of year	300,470,458	295,137,456
End of year	$299,385,044	$300,470,458
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	8

Financial highlights
CLASS A SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$24.69	$24.71	$33.80	$25.18	$22.20
Net investment loss[1]	(0.13)	(0.16)	(0.22)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	2.93	2.37	(6.24)	9.69	3.92
Total from investment operations	2.80	2.21	(6.46)	9.45	3.76
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.30	$24.69	$24.71	$33.80	$25.18
Total return (%)[2,3]	11.74	10.10	(20.40)	38.04	17.20
Ratios and supplemental data
Net assets, end of period (in millions)	$260	$259	$257	$347	$272
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	1.22	1.20	1.20	1.26
Expenses including reductions	1.21	1.21	1.19	1.19	1.22
Net investment loss	(0.54)	(0.65)	(0.78)	(0.81)	(0.72)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$22.82	$23.17	$32.09	$24.12	$21.45
Net investment loss[1]	(0.29)	(0.31)	(0.41)	(0.44)	(0.31)
Net realized and unrealized gain (loss) on investments	2.68	2.19	(5.88)	9.24	3.76
Total from investment operations	2.39	1.88	(6.29)	8.80	3.45
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$24.02	$22.82	$23.17	$32.09	$24.12
Total return (%)[2,3]	10.87	9.30	(21.00)	37.00	16.33
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	1.97	1.95	1.95	2.01
Expenses including reductions	1.96	1.96	1.94	1.94	1.97
Net investment loss	(1.29)	(1.41)	(1.53)	(1.56)	(1.47)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	10

CLASS I SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$25.04	$24.97	$34.05	$25.29	$22.24
Net investment loss[1]	(0.07)	(0.10)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	2.98	2.40	(6.30)	9.77	3.93
Total from investment operations	2.91	2.30	(6.45)	9.59	3.83
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.76	$25.04	$24.97	$34.05	$25.29
Total return (%)[2]	12.02	10.37	(20.21)	38.44	17.49
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$14	$12	$25	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.97	0.95	0.95	1.01
Expenses including reductions	0.96	0.96	0.94	0.94	0.97
Net investment loss	(0.29)	(0.40)	(0.52)	(0.57)	(0.46)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$24.70	$24.74	$33.85	$25.21	$22.22
Net investment loss[1]	(0.15)	(0.17)	(0.23)	(0.26)	(0.15)
Net realized and unrealized gain (loss) on investments	2.94	2.36	(6.25)	9.73	3.92
Total from investment operations	2.79	2.19	(6.48)	9.47	3.77
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.30	$24.70	$24.74	$33.85	$25.21
Total return (%)[2]	11.69	10.05	(20.44)	38.03	17.23
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.28	1.24	1.22	1.22
Expenses including reductions	1.28	1.27	1.23	1.21	1.18
Net investment loss	(0.60)	(0.71)	(0.81)	(0.84)	(0.67)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	12

CLASS R4 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$24.96	$24.91	$34.00	$25.27	$22.23
Net investment loss[1]	(0.09)	(0.12)	(0.17)	(0.19)	(0.11)
Net realized and unrealized gain (loss) on investments	2.97	2.40	(6.29)	9.75	3.93
Total from investment operations	2.88	2.28	(6.46)	9.56	3.82
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.65	$24.96	$24.91	$34.00	$25.27
Total return (%)[2]	11.94	10.31	(20.28)	38.35	17.45
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.14	1.12	1.10	1.15
Expenses including reductions	1.03	1.04	1.01	1.00	1.01
Net investment loss	(0.36)	(0.48)	(0.60)	(0.63)	(0.51)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
13	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$25.16	$25.06	$34.12	$25.32	$22.24
Net investment loss[1]	(0.04)	(0.07)	(0.12)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	2.99	2.40	(6.31)	9.77	3.94
Total from investment operations	2.95	2.33	(6.43)	9.63	3.86
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.92	$25.16	$25.06	$34.12	$25.32
Total return (%)[2]	12.13	10.51	(20.14)	38.55	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.84	0.84	0.90
Expenses including reductions	0.85	0.85	0.83	0.83	0.86
Net investment loss	(0.17)	(0.28)	(0.42)	(0.46)	(0.36)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	14

CLASS 1 SHARES Period ended	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$25.38	$25.26	$34.39	$25.53	$22.42
Net investment loss[1]	(0.05)	(0.08)	(0.14)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	3.02	2.43	(6.36)	9.84	3.98
Total from investment operations	2.97	2.35	(6.50)	9.69	3.89
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$27.16	$25.38	$25.26	$34.39	$25.53
Total return (%)[2]	12.10	10.46	(20.16)	38.47	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$23	$24	$37	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	0.88	0.88	0.94
Expenses including reductions	0.90	0.90	0.87	0.87	0.90
Net investment loss	(0.22)	(0.34)	(0.46)	(0.50)	(0.39)
Portfolio turnover (%)	15	24	23	28	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK New Opportunities Fund	16

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2024 were $4,381.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
17	JOHN HANCOCK New Opportunities Fund |

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Qualified late year ordinary losses of $400,970 are treated as occurring on September 1, 2024, the first day of the fund’s next taxable year.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2024 and 2023 was as follows:
	August 31, 2024	August 31, 2023
Long-term capital gains	$13,988,437	$25,846,681
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis consisted of $7,554,377 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK New Opportunities Fund	18

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate daily net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Insurance Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,409
Class C	132
Class I	1,038
Class R2	22
Class	Expense reduction
Class R4	$4
Class R6	150
Class 1	1,677
Total	$22,432

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
19	JOHN HANCOCK New Opportunities Fund |

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $61 for Class R4 shares for the year ended August 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,834 for the year ended August 31, 2024. Of this amount, $7,294 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,540 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor amounted to $482 and $89 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$622,573	$289,941
Class C	16,904	1,969
Class I	—	15,557
Class R2	1,210	15
Class R4	172	3
Class R6	—	100
Class 1	10,778	—
Total	$651,637	$307,585
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK New Opportunities Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2024 and 2023 were as follows:
	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	129,088	$3,138,677	136,793	$3,287,515
Distributions reinvested	473,678	11,515,104	977,357	21,374,808
Repurchased	(1,207,981)	(29,239,773)	(1,011,244)	(24,212,863)
Net increase (decrease)	(605,215)	$(14,585,992)	102,906	$449,460
Class C shares
Sold	5,779	$127,380	5,664	$124,955
Distributions reinvested	4,036	90,091	8,305	168,683
Repurchased	(17,111)	(383,409)	(21,211)	(473,407)
Net decrease	(7,296)	$(165,938)	(7,242)	$(179,769)
Class I shares
Sold	82,073	$2,005,509	218,316	$5,258,711
Distributions reinvested	26,115	645,039	46,804	1,036,235
Repurchased	(169,984)	(4,199,888)	(172,831)	(4,143,803)
Net increase (decrease)	(61,796)	$(1,549,340)	92,289	$2,151,143
Class R2 shares
Sold	1,511	$36,898	1,484	$35,847
Distributions reinvested	395	9,608	592	12,956
Repurchased	(642)	(15,134)	(269)	(6,453)
Net increase	1,264	$31,372	1,807	$42,350
Class R4 shares
Sold	16	$400	1	$36
Distributions reinvested	38	945	76	1,677
Repurchased	(91)	(2,295)	—	—
Net increase (decrease)	(37)	$(950)	77	$1,713
Class R6 shares
Sold	12,237	$301,579	57,304	$1,427,130
Distributions reinvested	3,419	84,895	1,324	29,443
Repurchased	(6,707)	(165,927)	(3,664)	(87,503)
Net increase	8,949	$220,547	54,964	$1,369,070
21	JOHN HANCOCK New Opportunities Fund |

	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	102,024	$2,551,112	108,324	$2,719,286
Distributions reinvested	41,697	1,044,505	90,467	2,029,166
Repurchased	(266,311)	(6,585,737)	(226,256)	(5,603,628)
Net decrease	(122,590)	$(2,990,120)	(27,465)	$(855,176)
Total net increase (decrease)	(786,721)	$(19,040,421)	217,336	$2,978,791
Affiliates of the fund owned 28%, 68% and 100% of shares of Class R2, Class R4 and Class 1, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $42,714,188 and $73,527,569, respectively, for the year ended August 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
| JOHN HANCOCK New Opportunities Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK NEW OPPORTUNITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $13,988,437 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK NEW OPPORTUNITIES FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with GW&K Investment Management, LLC (GW&K)(the Subadvisor) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK NEW OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK NEW OPPORTUNITIES FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three-year period and underperformed its peer group median for the one-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and ten-year periods and relative to its peer group median for the one-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board also took into account previous actions taken to address the fund’s performance, including the conversion of the fund from a multi-managed fund to a single subadvisor fund effective September 6, 2019. In connection with this change, the Board noted that the fund’s longer term performance in part reflects that of the previous subadvisers. The Board concluded that the fund’s performanceis being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and  Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The
27	JOHN HANCOCK NEW OPPORTUNITIES FUND |

Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK NEW OPPORTUNITIES FUND	28

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
29	JOHN HANCOCK NEW OPPORTUNITIES FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fees were lower than the expense group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
| JOHN HANCOCK NEW OPPORTUNITIES FUND	30

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK NEW OPPORTUNITIES FUND |

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This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827226	452A 8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	October 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	October 15, 2024
By:	/s/ Fernando A. Silva
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Fernando A. Silva
Chief Financial Officer
Date:	October 15, 2024